UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)
Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
June 28, 2024
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Core Strategies: Flexible Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXEDX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Core Strategies: Flexible Bond Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Flexible Bond Fund (Institutional Class/MXEDX)	$45.00	0.45%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,334M
Total number of portfolio holdings	979
Total advisory fee paid	$3.0M
Portfolio turnover rate as of the end of the reporting period	48%
Average Credit Quality	A1
Weighted Average Maturity	14 years
Effective Duration	6.09 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.88%	5.11%
United States Treasury Note/Bond 4.75%	3.24%
United States Treasury Note/Bond 4.63%	1.78%
United States Treasury Note/Bond 4.63%	1.58%
Resolution Funding Corp Principal Strip 5.32%	1.44%
United States Treasury Note/Bond 4.00%	1.34%
United States Treasury Note/Bond 3.88%	1.13%
Government National Mortgage Association 4.50%	0.86%
Federal Farm Credit Banks Funding Corp 4.75%	0.84%
United States Treasury Note/Bond 4.88%	0.78%
Credit Rating Allocation
Material Fund Changes
As of February 26th, 2024 The Empower Core Strategies: Flexible Bond Fund added a breakpoint to the annual advisory rate at $2 billion dollars.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Core Strategies: Flexible Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXEWX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Core Strategies: Flexible Bond Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Flexible Bond Fund (Investor Class/MXEWX)	$76.00	0.76%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,334M
Total number of portfolio holdings	979
Total advisory fee paid	$3.0M
Portfolio turnover rate as of the end of the reporting period	48%
Average Credit Quality	A1
Weighted Average Maturity	14 years
Effective Duration	6.09 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.88%	5.11%
United States Treasury Note/Bond 4.75%	3.24%
United States Treasury Note/Bond 4.63%	1.78%
United States Treasury Note/Bond 4.63%	1.58%
Resolution Funding Corp Principal Strip 5.32%	1.44%
United States Treasury Note/Bond 4.00%	1.34%
United States Treasury Note/Bond 3.88%	1.13%
Government National Mortgage Association 4.50%	0.86%
Federal Farm Credit Banks Funding Corp 4.75%	0.84%
United States Treasury Note/Bond 4.88%	0.78%
Credit Rating Allocation
Material Fund Changes
As of February 26th, 2024 The Empower Core Strategies: Flexible Bond Fund added a breakpoint to the annual advisory rate at $2 billion dollars.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Core Strategies: Inflation-Protected Securities Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXEGX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Core Strategies: Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Inflation-Protected Securities Fund (Institutional Class/MXEGX)	$35.00	0.35%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$350M
Total number of portfolio holdings	112
Total advisory fee paid	$0.6M
Portfolio turnover rate as of the end of the reporting period	98%
Average Credit Quality	Aaa
Weighted Average Maturity	8 years
Effective Duration	4.30 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	17.78%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	12.82%
U.S. Treasury Inflation Indexed Bonds TIPS 1.38%	12.57%
U.S. Treasury Inflation Indexed Bonds TIPS 1.75%	12.11%
U.S. Treasury Inflation Indexed Bonds TIPS 2.38%	6.65%
U.S. Treasury Inflation Indexed Bonds TIPS 0.38%	6.37%
U.S. Treasury Inflation Indexed Bonds TIPS 0.63%	2.79%
U.S. Treasury Inflation Indexed Bonds TIPS 1.50%	2.75%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	2.75%
U.S. Treasury Inflation Indexed Bonds TIPS 0.50%	2.68%
Credit Rating Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Core Strategies: Inflation-Protected Securities Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXEYX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Core Strategies: Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Inflation-Protected Securities Fund (Investor Class/MXEYX)	$70.00	0.70%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$350M
Total number of portfolio holdings	112
Total advisory fee paid	$0.6M
Portfolio turnover rate as of the end of the reporting period	98%
Average Credit Quality	Aaa
Weighted Average Maturity	8 years
Effective Duration	4.30 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	17.78%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	12.82%
U.S. Treasury Inflation Indexed Bonds TIPS 1.38%	12.57%
U.S. Treasury Inflation Indexed Bonds TIPS 1.75%	12.11%
U.S. Treasury Inflation Indexed Bonds TIPS 2.38%	6.65%
U.S. Treasury Inflation Indexed Bonds TIPS 0.38%	6.37%
U.S. Treasury Inflation Indexed Bonds TIPS 0.63%	2.79%
U.S. Treasury Inflation Indexed Bonds TIPS 1.50%	2.75%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	2.75%
U.S. Treasury Inflation Indexed Bonds TIPS 0.50%	2.68%
Credit Rating Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Core Strategies: International Equity Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXECX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Core Strategies: International Equity Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: International Equity Fund (Institutional Class/MXECX)	$65.00	0.65%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$870M
Total number of portfolio holdings	941
Total advisory fee paid	$1.8M
Portfolio turnover rate as of the end of the reporting period	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	1.64%
Novartis AG	1.58%
Novo Nordisk A/S Class B	1.42%
Shell PLC	1.33%
Roche Holding AG	1.17%
SAP SE	0.92%
TotalEnergies SE	0.85%
Nestle SA	0.83%
GSK PLC	0.81%
HSBC Holdings PLC	0.75%
Geographical Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Core Strategies: International Equity Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXEVX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Core Strategies: International Equity Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: International Equity Fund (Investor Class/MXEVX)	$99.00	0.99%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$870M
Total number of portfolio holdings	941
Total advisory fee paid	$1.8M
Portfolio turnover rate as of the end of the reporting period	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	1.64%
Novartis AG	1.58%
Novo Nordisk A/S Class B	1.42%
Shell PLC	1.33%
Roche Holding AG	1.17%
SAP SE	0.92%
TotalEnergies SE	0.85%
Nestle SA	0.83%
GSK PLC	0.81%
HSBC Holdings PLC	0.75%
Geographical Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Core Strategies: U.S. Equity Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXEBX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Core Strategies: U.S. Equity Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: U.S. Equity Fund (Institutional Class/MXEBX)	$55.00	0.55%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$747M
Total number of portfolio holdings	658
Total advisory fee paid	$1.7M
Portfolio turnover rate as of the end of the reporting period	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	5.36%
NVIDIA Corp	4.35%
Apple Inc	3.84%
Amazon.com Inc	2.66%
Meta Platforms Inc Class A	1.80%
Alphabet Inc Class C	1.50%
Eli Lilly & Co	1.38%
Exxon Mobil Corp	1.18%
Alphabet Inc Class A	1.17%
Broadcom Inc	1.14%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Core Strategies: U.S. Equity Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXETX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Core Strategies: U.S. Equity Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: U.S. Equity Fund (Investor Class/MXETX)	$89.00	0.89%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$747M
Total number of portfolio holdings	658
Total advisory fee paid	$1.7M
Portfolio turnover rate as of the end of the reporting period	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	5.36%
NVIDIA Corp	4.35%
Apple Inc	3.84%
Amazon.com Inc	2.66%
Meta Platforms Inc Class A	1.80%
Alphabet Inc Class C	1.50%
Eli Lilly & Co	1.38%
Exxon Mobil Corp	1.18%
Alphabet Inc Class A	1.17%
Broadcom Inc	1.14%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.

("Empower Funds")
Empower Core Strategies: Flexible Bond Fund	Empower Core Strategies: Inflation-Protected Securities Fund
Institutional Class Ticker / MXEDX	Institutional Class Ticker / MXEGX
Investor Class Ticker / MXEWX	Investor Class Ticker / MXEYX
Empower Core Strategies: International Equity Fund	Empower Core Strategies: U.S. Equity Fund
Institutional Class Ticker / MXECX	Institutional Class Ticker / MXEBX
Investor Class Ticker / MXEVX	Investor Class Ticker / MXETX
(the "Fund(s)")
Semi-Annual Report
June 28, 2024
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 12.70%
	Aaset Trust(b)
	Series 2021-1A Class A
$ 545,665	2.95%, 11/16/2041	$ 502,902
	Series 2021-2A Class A
790,507	2.80%, 01/15/2047	706,878
	Affirm Asset Securitization Trust(b)
	Series 2023-B Class A
850,000	6.82%, 09/15/2028	860,127
	Series 2024-A Class 1D
105,000	6.89%, 02/15/2029	105,342
	Series 2024-A Class B
660,000	5.93%, 02/15/2029	657,749
1,316,493	Aimco Ltd(b)(c) Series 2020-12A Class AR 6.49%, 01/17/2032 3-Mo. SOFR + 1.17%	1,317,411
	American Credit Acceptance Receivables Trust(b)
	Series 2021-3 Class D
563,910	1.34%, 11/15/2027	553,156
	Series 2021-4A Class D
1,174,568	1.82%, 02/14/2028	1,156,131
	Series 2022-1 Class D
400,000	2.46%, 03/13/2028	392,532
	Series 2022-4 Class C
189,095	7.86%, 02/15/2029	190,454
	Series 2023-3 Class C
1,170,000	6.44%, 10/12/2029	1,176,019
	Series 2023-4 Class D
900,000	7.65%, 09/12/2030	932,278
	AmeriCredit Automobile Receivables Trust
	Series 2020-1 Class D
17,365	1.80%, 12/18/2025	17,326
	Series 2020-2 Class D
350,000	2.13%, 03/18/2026	345,797
	Series 2020-3 Class D
120,000	1.49%, 09/18/2026	116,550
	Series 2023-2 Class C
1,500,000	6.00%, 07/18/2029	1,519,675
3,400,000	Apidos XXXVII(b)(c) Series 2021-37A Class B 7.19%, 10/22/2034 3-Mo. SOFR + 1.86%	3,402,713
1,635,000	Applebee's Funding LLC / IHOP Funding LLC(b) Series 2023-1A Class A2 7.82%, 03/05/2053	1,690,399
	Aqua Finance Trust(b)
	Series 2019-A Class C
285,619	4.01%, 07/16/2040	264,053
	Series 2021-A Class B
210,000	2.40%, 07/17/2046	174,519
3,850,000	Ares LXII Ltd(b)(c) Series 2021-62A Class B 7.24%, 01/25/2034 3-Mo. SOFR + 1.91%	3,855,778
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2020-1A Class C
$ 1,795,000	3.02%, 08/20/2026	$ 1,737,532
	Series 2020-2A Class A
925,000	2.02%, 02/20/2027	878,106
	Series 2020-2A Class C
110,000	4.25%, 02/20/2027	106,616
	Series 2021-1A Class C
105,000	2.13%, 08/20/2027	96,774
	Series 2021-2A Class C
450,000	2.35%, 02/20/2028	409,061
	Series 2023-8A Class C
275,000	7.34%, 02/20/2030	285,831
	Series 2024-1A Class C
150,000	6.48%, 06/20/2030	150,929
	BHG Securitization Trust(b)
	Series 2022-A Class B
1,585,000	2.70%, 02/20/2035	1,524,287
	Series 2023-B Class B
780,000	7.45%, 12/17/2036	803,077
	Series 2024-1CON Class B
385,000	6.49%, 04/17/2035	385,322
	Series 2024-1CON Class C
105,000	6.86%, 04/17/2035	104,869
2,900,000	BlueMountain XXXIII Ltd(b)(c) Series 2021-33A Class B 7.29%, 11/20/2034 3-Mo. SOFR + 1.96%	2,900,922
	Bridgecrest Lending Auto Securitization Trust
	Series 2023-1 Class D
2,035,000	7.84%, 08/15/2029	2,125,193
	Series 2024-2 Class D
1,430,000	6.30%, 02/15/2030	1,437,007
	Business Jet Securities LLC(b)
	Series 2021-1A Class B
47,597	2.92%, 04/15/2036	45,027
	Series 2024-2 Class D
646,592	6.20%, 05/15/2039	648,747
412,156	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	374,837
2,000,000	Carlyle Global Market Strategies Ltd(b)(c) Series 2021-3SA Class A2 7.09%, 04/15/2034 3-Mo. SOFR + 1.76%	2,000,150
	CarMax Auto Owner Trust
	Series 2020-3 Class D
5,000	2.53%, 01/15/2027	4,991
	Series 2020-4 Class D
1,830,000	1.75%, 04/15/2027	1,793,373
	Series 2021-1 Class D
500,000	1.28%, 07/15/2027	482,674
	Series 2022-1 Class D
300,000	2.47%, 07/17/2028	282,087

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-4 Class D
$ 300,000	7.16%, 04/15/2030	$ 309,241
	Series 2024-1 Class D
100,000	6.00%, 07/15/2030	99,813
	Carvana Auto Receivables Trust
	Series 2021-N3 Class C
98,931	1.02%, 06/12/2028	93,184
	Series 2021-N4 Class C
58,555	1.72%, 09/11/2028	55,223
	Series 2021-N4 Class D
370,070	2.30%, 09/11/2028	357,088
	Series 2021-P4 Class C
325,000	2.33%, 02/10/2028	296,492
	Series 2023-N1 Class D
2,430,000	6.69%, 07/10/2029(b)	2,445,080
	Series 2023-N4 Class D
200,000	7.22%, 02/11/2030(b)	204,844
	Series 2024-N1 Class D
200,000	6.30%, 05/10/2030(b)	199,732
641,918	Castlelake Aircraft Securitization Trust(b) Series 2018-1 Class B 5.30%, 06/15/2043	496,834
269,230	Castlelake Aircraft Structured Trust(b) Series 2019-1A Class A 3.97%, 04/15/2039	242,375
1,072,070	CCG Receivables Trust(b) Series 2023-1 Class A2 5.82%, 09/16/2030	1,074,155
425,953	CLI Funding VIII LLC(b) Series 2021-1A Class A 1.64%, 02/18/2046	378,477
	College Ave Student Loans LLC(b)
	Series 2021-A Class C
348,307	2.92%, 07/25/2051	314,798
	Series 2023-B Class C
340,000	7.58%, 06/25/2054	344,626
	Series 2024-B Class A1A
1,700,000	5.69%, 08/25/2054	1,704,186
	Series 2024-B Class B
515,000	6.08%, 08/25/2054	515,310
28,718	Commonbond Student Loan Trust(b) Series 2020-1 Class A 1.69%, 10/25/2051	25,301
	CoreVest American Finance Trust(b)
	Series 2020-2 Class C
590,000	4.75%, 05/15/2052(d)	551,605
	Series 2021-1 Class C
155,000	2.80%, 04/15/2053	127,160
	Series 2021-2 Class C
320,000	2.48%, 07/15/2054	258,533
	Series 2021-3 Class D
220,000	3.47%, 10/15/2054	180,465
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Credit Acceptance Auto Loan Trust(b)
	Series 2021-3A Class C
$ 250,000	1.63%, 09/16/2030	$ 246,332
	Series 2021-4 Class C
2,453,000	1.94%, 02/18/2031	2,363,828
	Series 2024-1A Class C
325,000	6.71%, 07/17/2034	329,334
	Series 2024-2A Class C
350,000	6.70%, 10/16/2034	352,222
	Domino's Pizza Master Issuer LLC(b)
	Series 2017-1A Class A23
186,120	4.12%, 07/25/2047	178,068
	Series 2018-1A Class A2II
379,000	4.33%, 07/25/2048	364,442
	Drive Auto Receivables Trust
	Series 2021-1 Class D
424,471	1.45%, 01/16/2029	414,218
	Series 2021-2 Class D
1,800,000	1.39%, 03/15/2029	1,740,702
	DT Auto Owner Trust(b)
	Series 2021-1A Class D
970,000	1.16%, 11/16/2026	946,024
	Series 2021-2A Class D
2,750,000	1.50%, 02/16/2027	2,676,945
	Series 2021-3A Class D
1,515,000	1.31%, 05/17/2027	1,439,635
	Series 2021-4A Class D
790,000	1.99%, 09/15/2027	748,870
	Series 2022-1A Class D
1,470,000	3.40%, 12/15/2027	1,431,523
	Series 2023-3A Class B
1,990,000	6.07%, 03/15/2028	1,997,862
	Series 2023-3A Class D
845,000	7.12%, 05/15/2029	864,611
42,087	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	38,821
66,586	ELFI Graduate Loan Program LLC(b)(d) Series 2021-A Class B 2.09%, 12/26/2046	54,273
638,749	EverBright Solar Trust(b) Series 2024-A Class A 6.43%, 06/22/2054	633,126
	Exeter Automobile Receivables Trust
	Series 2019-4A Class D
1,468	2.58%, 09/15/2025(b)	1,466
	Series 2021-1A Class D
291,269	1.08%, 11/16/2026	285,333
	Series 2021-3A Class D
3,705,000	1.55%, 06/15/2027	3,523,907
	Series 2022-2A Class D
200,000	4.56%, 07/17/2028	195,713
	Series 2022-6A Class C
330,000	6.32%, 05/15/2028	330,879

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-2A Class D
$ 680,000	6.32%, 08/15/2029	$ 683,837
	Series 2023-3A Class D
340,000	6.68%, 04/16/2029	344,845
	Series 2023-5A Class D
1,320,000	7.13%, 02/15/2030	1,358,941
	First Investors Auto Owner Trust(b)
	Series 2021-1A Class D
415,000	1.62%, 03/15/2027	401,114
	Series 2022-1A Class D
400,000	3.79%, 06/15/2028	380,975
	Series 2022-2A Class D
420,000	8.71%, 10/16/2028	438,209
	FirstKey Homes Trust(b)
	Series 2020-SFR2 Class F1
1,015,000	3.02%, 10/19/2037	968,183
	Series 2021-SFR1 Class E1
535,000	2.39%, 08/17/2038	489,531
	Series 2021-SFR2 Class E1
360,000	2.26%, 09/17/2038	328,242
	Series 2021-SFR2 Class E2
225,000	2.36%, 09/17/2038	204,832
	Series 2022-SFR2 Class D
635,000	4.50%, 07/17/2039	602,381
	Flagship Credit Auto Trust(b)
	Series 2019-3 Class D
20,561	2.86%, 12/15/2025	20,459
	Series 2019-4 Class D
4,812	3.12%, 01/15/2026	4,768
	Series 2020-1 Class D
9,574	2.48%, 03/16/2026	9,437
	Series 2020-4 Class D
190,000	2.18%, 02/16/2027	181,792
	Series 2021-1 Class D
255,000	1.27%, 03/15/2027	240,656
	Series 2021-2 Class D
310,000	1.59%, 06/15/2027	286,658
	Series 2021-3 Class D
475,000	1.65%, 09/15/2027	437,115
497,500	FOCUS Brands Funding(b) Series 2023-2 Class A2 8.24%, 10/30/2053	526,558
450,000	Ford Credit Auto Lease Trust Series 2023-B Class D 6.97%, 06/15/2028	459,372
1,380,000	Fortiva Retail Credit Master Note Business Trust(b) Series 2024-ONE Class B 9.70%, 11/15/2029	1,380,000
255,000	Foundation Finance Trust(b) Series 2023-2A Class B 6.97%, 06/15/2049	259,557
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Foursight Capital Automobile Receivables Trust(b)
	Series 2021-1 Class D
$ 457,162	1.32%, 03/15/2027	$ 455,997
	Series 2021-2 Class D
360,000	1.92%, 09/15/2027	348,877
	Freedom Financial Trust(b)
	Series 2021-2 Class C
9,537	1.94%, 06/19/2028	9,519
	Series 2021-3FP Class D
360,867	2.37%, 11/20/2028	353,089
	Series 2022-1FP Class D
410,000	3.35%, 03/19/2029	400,393
	Frontier Issuer LLC(b)
	Series 2023-1 Class A2
3,315,000	6.60%, 08/20/2053	3,334,896
	Series 2024-1 Class C
1,655,000	11.16%, 06/20/2054	1,651,616
	GLS Auto Receivables Issuer Trust(b)
	Series 2021-1A Class D
899,594	1.68%, 01/15/2027	880,736
	Series 2021-2A Class D
545,000	1.42%, 04/15/2027	525,754
	Series 2021-4A Class D
1,185,000	2.48%, 10/15/2027	1,132,147
	Series 2023-2A Class D
520,000	6.31%, 03/15/2029	521,660
	Series 2023-4A Class D
595,000	7.18%, 08/15/2029	613,522
	Series 2024-1A Class D
400,000	5.95%, 12/17/2029	399,666
	Series 2024-2A Class D
370,000	6.19%, 02/15/2030	371,777
	GLS Auto Select Receivables Trust(b)
	Series 2024-1A Class D
50,000	6.43%, 01/15/2031	50,381
	Series 2024-2A Class C
155,000	5.93%, 06/17/2030	155,361
	Hardee's Funding LLC(b)
	Series 2021-1A Class A2
291,000	2.87%, 06/20/2051	249,957
	Series 2024-1A Class A2
319,200	7.25%, 03/20/2054	320,408
	Hertz Vehicle Financing III LLC(b)
	Series 2022-1A Class D
1,704,000	4.85%, 06/25/2026	1,645,094
	Series 2023-1A Class D2
420,000	9.13%, 06/25/2027	418,861
	Hertz Vehicle Financing LLC(b)
	Series 2022-2A Class D
405,000	5.16%, 06/26/2028	362,918
	Series 2022-4A Class D
900,000	6.56%, 09/25/2026	875,344

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 108,871	Hilton Grand Vacations Trust(b) Series 2024-1B Class C 6.62%, 09/15/2039	$ 110,128
171,503	HIN Timeshare Trust(b) Series 2024-A Class A 5.49%, 03/15/2043	171,664
	Home Partners of America Trust(b)
	Series 2021-1 Class E
84,796	2.58%, 09/17/2041	68,956
	Series 2021-2 Class E1
1,268,535	2.85%, 12/17/2026	1,152,769
	Series 2021-2 Class E2
610,242	2.95%, 12/17/2026	554,255
	HPEFS Equipment Trust(b)
	Series 2022-1A Class D
420,000	2.40%, 11/20/2029	407,535
	Series 2023-2A Class D
255,000	6.97%, 07/21/2031	259,233
2,550,000	HPS Loan Management Ltd(b)(c) Series 15A-2019 Class A1R 6.64%, 01/22/2035 3-Mo. SOFR + 1.32%	2,551,913
483,750	Jack in the Box Funding LLC(b) Series 2019-1A Class A2II 4.48%, 08/25/2049	466,067
1,336,809	JOL Air Ltd(b) Series 2019-1 Class A 3.97%, 04/15/2044	1,243,326
	JPMorgan Chase Bank NA(b)
	Series 2021-1 Class D
4,121	1.17%, 09/25/2028	4,104
	Series 2021-3 Class D
38,865	1.01%, 02/26/2029	37,983
2,250,000	KKR Ltd(b)(c) Series 31A Class B 7.09%, 04/20/2034 3-Mo. SOFR + 1.76%	2,251,996
	LAD Auto Receivables Trust(b)
	Series 2023-4A Class C
260,000	6.76%, 03/15/2029	265,948
	Series 2023-4A Class D
145,000	7.37%, 04/15/2031	150,471
	Series 2024-1A Class B
100,000	5.33%, 02/15/2029	99,327
	Series 2024-1A Class C
100,000	5.64%, 06/15/2029	99,314
239,278	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	216,327
863,145	Lunar Structured Aircraft Portfolio Notes(b) Series 2021-1 Class A 2.64%, 10/15/2046	771,496
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 758,313	MAPS Ltd(b) Series 2021-1A Class A 2.52%, 06/15/2046	$ 682,679
2,250,000	Marathon Ltd(b)(c) Series 2021-16A Class A2 7.29%, 04/15/2034 3-Mo. SOFR + 1.96%	2,212,529
	Marlette Funding Trust(b)
	Series 2021-2A Class C
34,919	1.50%, 09/15/2031	34,676
	Series 2021-3A Class C
310,000	1.81%, 12/15/2031	301,337
	Series 2024-1A Class B
175,000	6.07%, 07/17/2034	175,480
	Merchants Fleet Funding LLC(b)
	Series 2023-1A Class A
1,755,225	7.21%, 05/20/2036	1,770,903
	Series 2023-1A Class D
525,000	8.20%, 05/20/2036	533,391
1,075,000	Mercury Financial Credit Card Master Trust(b) Series 2024-2A Class A 6.56%, 07/20/2029	1,079,049
160,000	MetroNet Infrastructure Issuer LLC(b) Series 2024-1A Class A2 6.23%, 04/20/2054	161,614
	Mission Lane Credit Card Master Trust(b)
	Series 2023-B Class A
840,000	7.69%, 11/15/2028	850,038
	Series 2024-A Class B
620,000	6.59%, 08/15/2029	618,111
220,692	Mosaic Solar Loans LLC(b) Series 2024-1 Class B 6.25%, 09/20/2049	215,607
	MVW Owner Trust(b)
	Series 2019-1A Class C
14,452	3.33%, 11/20/2036	13,991
	Series 2021-1WA Class C
347,902	1.94%, 01/22/2041	322,593
	Series 2021-2A Class C
668,464	2.23%, 05/20/2039	615,049
	Navient Private Education Refi Loan Trust(b)
	Series 2020-HA Class A
35,136	1.31%, 01/15/2069	32,353
	Series 2021-A Class A
258,435	0.84%, 05/15/2069	228,333
	Series 2021-A Class B
720,000	2.24%, 05/15/2069	546,590
	Series 2021-EA Class B
235,000	2.03%, 12/16/2069	155,930
	Series 2021-FA Class B
505,000	2.12%, 02/18/2070	323,730
560,000	Navient Student Loan Trust(b) Series 2023-BA Class B 7.23%, 03/15/2072	578,826

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 1,343,952	Navigator Aircraft Ltd(b)(e) Series 2021-1 Class A 2.77%, 11/15/2046	$ 1,208,225
	Nelnet Student Loan Trust(b)
	Series 2021-BA Class B
370,000	2.68%, 04/20/2062	306,366
	Series 2021-DA Class C
195,000	3.50%, 04/20/2062	154,273
	Series 2021-DA Class D
100,000	4.38%, 04/20/2062	78,656
2,100,000	Octagon Investment Partners Ltd(b)(c) Series 2019-4A Class A1R 6.74%, 05/12/2031 3-Mo. SOFR + 1.41%	2,101,235
	OneMain Financial Issuance Trust(b)
	Series 2018-2A Class A
26,620	3.57%, 03/14/2033	26,558
	Series 2018-2A Class B
200,000	3.89%, 03/14/2033	198,354
	Series 2021-1A Class D
350,000	2.47%, 06/16/2036	297,959
	Series 2022-S1 Class D
770,000	5.20%, 05/14/2035	737,572
	Palmer Square BDC Ltd(b)(c)
	Series 1A Class A
1,795,000	6.92%, 07/15/2037 3-Mo. SOFR + 1.60%	1,794,663
	Series 1A Class B1
1,270,000	7.47%, 07/15/2037 3-Mo. SOFR + 2.15%	1,283,670
315,000	PK Alift Loan Funding 3 LP(b) Series 2024-1 Class A1 5.84%, 09/15/2039	315,000
	Planet Fitness Master Issuer LLC(b)
	Series 2019-1A Class A2
563,450	3.86%, 12/05/2049	514,361
	Series 2022-1A Class A2I
48,875	3.25%, 12/05/2051	45,871
	Series 2022-1A Class A2II
97,750	4.01%, 12/05/2051	85,759
	Series 2024-1A Class A2I
1,700,000	5.77%, 06/05/2054	1,695,237
	Prestige Auto Receivables Trust(b)
	Series 2020-1A Class E
330,000	3.67%, 02/15/2028	325,908
	Series 2022-1A Class D
1,235,000	8.08%, 08/15/2028	1,266,347
	Series 2023-2A Class D
200,000	7.71%, 08/15/2029	206,292
	Progress Residential Trust(b)
	Series 2021-SFR2 Class E1
465,000	2.55%, 04/19/2038	433,594
	Series 2021-SFR3 Class E1
165,000	2.54%, 05/17/2026	153,442
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-SFR3 Class E2
$ 140,000	2.69%, 05/17/2026	$ 129,054
	Series 2021-SFR4 Class E1
100,000	2.41%, 05/17/2038	92,277
	Series 2021-SFR4 Class E2
100,000	2.56%, 05/17/2038	92,124
	Series 2021-SFR5 Class E1
230,000	2.21%, 07/17/2038	211,386
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	91,564
	Series 2021-SFR6 Class E1
300,000	2.43%, 07/17/2038	276,130
	Series 2021-SFR6 Class E2
155,000	2.53%, 07/17/2038	142,184
	Series 2021-SFR7 Class E1
365,000	2.59%, 08/17/2040	314,854
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	84,691
	Series 2021-SFR9 Class E1
165,000	2.81%, 11/17/2040	144,134
	Series 2021-SFR9 Class E2
115,000	3.01%, 11/17/2040	100,325
	Series 2023-SFR2 Class B
130,000	4.50%, 10/17/2040	123,629
100,000	Republic Finance Issuance Trust(b) Series 2021-A Class C 3.53%, 12/22/2031	92,304
45,724	Santander Bank NA(b) Series 2021-1A Class B 1.83%, 12/15/2031	45,340
	Santander Drive Auto Receivables Trust
	Series 2020-3 Class D
1,181	1.64%, 11/16/2026	1,172
	Series 2020-4 Class D
14,500	1.48%, 01/15/2027	14,322
	Series 2021-3 Class D
83,486	1.33%, 09/15/2027	81,136
	Series 2021-4A Class D
2,325,000	1.67%, 10/15/2027	2,236,540
	Series 2022-5 Class C
1,100,000	4.74%, 10/16/2028	1,087,941
	Series 2023-3 Class B
1,550,000	5.61%, 07/17/2028	1,551,236
	Series 2023-4 Class B
1,400,000	5.77%, 12/15/2028	1,409,731

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-4 Class C
$ 800,000	6.04%, 12/15/2031	$ 810,827
	SBNA Auto Receivables Trust(b)
	Series 2024-A Class C
100,000	5.59%, 01/15/2030	100,232
	Series 2024-A Class D
100,000	6.04%, 04/15/2030	100,288
	SCF Equipment Leasing LLC(b)
	Series 2021-1A Class D
100,000	1.93%, 09/20/2030	94,765
	Series 2022-1A Class D
355,000	3.79%, 11/20/2031	337,763
	Series 2022-2A Class C
620,000	6.50%, 08/20/2032	628,140
	Series 2024-1A Class C
115,000	5.82%, 09/20/2032	115,606
	Series 2024-1A Class D
110,000	6.58%, 06/21/2033	110,622
900,000	SEB Funding LLC(b) Series 2024-1A Class A2 7.39%, 04/30/2054	912,628
225,469	Shenton Aircraft Investment I Ltd(b) Series 2015-1A Class A 4.75%, 10/15/2042	213,118
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2019-2A Class C
49,045	3.12%, 05/20/2036	48,924
	Series 2019-3A Class C
32,897	3.00%, 08/20/2036	32,614
	Series 2021-1A Class C
26,102	1.79%, 11/20/2037	24,852
	Series 2023-2A Class C
138,396	7.30%, 04/20/2040	140,341
	Series 2023-3A Class C
437,265	7.12%, 09/20/2040	440,997
990,000	Signal Peak Ltd(b)(c) Series 2014-1A Class AR3 6.74%, 04/17/2034 3-Mo. SOFR + 1.42%	991,342
	SMB Private Education Loan Trust(b)
	Series 2020-A Class A2A
454,085	2.23%, 09/15/2037	426,746
	Series 2021-A Class A2A2
368,795	6.17%, 01/15/2053(c) 1-Mo. SOFR + 0.84%	366,481
	Series 2021-B Class B
345,000	2.65%, 07/17/2051	290,817
	Series 2021-D Class B
330,000	2.31%, 03/17/2053	271,087
	Series 2021-E Class B
700,000	2.49%, 02/15/2051	580,822
	Series 2024-A Class B
339,000	5.88%, 03/15/2056	337,003
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 130,000	SoFi Consumer Loan Program Trust(b) Series 2021-1 Class D 2.04%, 09/25/2030	$ 124,515
100,000	Stream Innovations Issuer Trust(b) Series 2024-1A Class A 6.27%, 07/15/2044	99,980
2,110,000	Subway Funding LLC(b) Series 2024-1A Class A2I 6.03%, 07/30/2054	2,128,614
1,199,278	Sunnova Helios X Issuer LLC(b) Series 2022-C Class C 6.00%, 11/22/2049	946,662
1,112,410	Sunnova Helios XIII Issuer LLC(b) Series 2024-A Class A 5.30%, 02/20/2051	1,075,455
300,667	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	265,910
320,375	TIF Funding II LLC(b) Series 2021-1A Class A 1.65%, 02/20/2046	278,276
760,469	TIF Funding III LLC(b) Series 2024-1A Class A 5.48%, 04/20/2049	756,502
	Trafigura Securitisation Finance PLC(b)
	Series 2024-1A Class A1
1,790,000	6.74%, 11/15/2027(c) 1-Mo. SOFR + 1.40%	1,794,475
	Series 2024-1A Class B
280,000	7.29%, 11/15/2027	280,614
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class D
15,000	3.20%, 03/17/2038	14,293
	Series 2020-SFR2 Class E1
100,000	2.73%, 11/17/2039	89,014
	Tricon Residential Trust(b)
	Series 2021-SFR1 Class E1
200,000	2.79%, 07/17/2038	183,686
	Series 2021-SFR1 Class E2
535,000	2.89%, 07/17/2038	491,883
2,250,000	Venture Ltd(b)(c) Series 2021-42A Class B 7.14%, 04/15/2034 3-Mo. SOFR + 1.81%	2,228,645
860,000	VERDE Ltd(b)(c) Series 2019-1A Class AR 6.69%, 04/15/2032 3-Mo. SOFR + 1.36%	861,453
	VStrong Auto Receivables Trust(b)
	Series 2024-A Class B
100,000	5.77%, 07/15/2030	100,518

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-A Class D
$ 100,000	7.29%, 07/15/2030	$ 103,026
1,351,826	WAVE Trust(b) Series 2017-1A Class A 3.84%, 11/15/2042	1,216,657
79,467	Wendy's Funding LLC(b) Series 2018-1A Class A2II 3.88%, 03/15/2048	74,659
	Westlake Automobile Receivables Trust(b)
	Series 2021-3A Class D
600,000	2.12%, 01/15/2027	578,040
	Series 2022-1A Class D
1,700,000	3.49%, 03/15/2027	1,656,396
	Series 2023-1A Class D
400,000	6.79%, 11/15/2028	406,434
	Series 2023-3A Class B
920,000	5.92%, 09/15/2028	922,246
	Series 2023-3A Class C
550,000	6.02%, 09/15/2028	551,520
	Series 2023-4A Class D
1,335,000	7.19%, 07/16/2029	1,370,714
	Series 2024-2A Class D
200,000	5.91%, 04/15/2030	199,578
170,968	Willis Engine Structured Trust IV(b)(e) Series 2018-A Class B 5.44%, 09/15/2043	157,253
801,622	Willis Engine Structured Trust VI(b) Series 2021-A Class A 3.10%, 05/15/2046	707,248
2,091,577	Willis Engine Structured Trust VII(b) Series 2023-A Class A 8.00%, 10/15/2048	2,209,396
1,200,000	Ziply Fiber Issuer LLC(b) Series 2024-1A Class A2 6.64%, 04/20/2054	1,217,530
TOTAL ASSET-BACKED SECURITIES — 12.70% (Cost $172,472,606)		$169,387,536
BANK LOANS
1,715,000	Asplundh Tree Expert LLC(c) 7.08%, 05/08/2031 1-mo. SOFR + 1.74%	1,712,856
777,000	Boost Newco Borrower LLC(c) 8.33%, 01/31/2031 3-mo. SOFR + 3.01%	776,445
	Carnival Corp(c)
529,112	8.09%,08/08/2027 1-mo. SOFR + 2.76%	530,435
1,311,550	8.09%,10/18/2028 1-mo. SOFR + 2.76%	1,315,921
490,000	Cedar Fair LP(c) 7.34%, 05/01/2031 1-mo. SOFR + 2.01%	488,775
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 440,576	Foundation Building Materials Inc(c) 9.33%, 01/29/2031 3-mo. SOFR + 4.00%	$ 438,167
777,000	GTCR W Merger Sub LLC(c) 7.84%, 01/31/2031 1-mo. SOFR + 2.50%	777,000
1,098,529	Hilton Domestic Operating Co(c) 7.08%, 11/08/2030 1-mo. SOFR + 1.74%	1,099,902
	Hilton Grand Vacations(c)
65,000	7.83%,08/08/2028 1-mo. SOFR + 2.49%	64,973
2,801,996	7.58%,01/17/2031 1-mo. SOFR + 2.24%	2,800,828
801,847	Hilton Grand Vacations Borrower LLC(c) 8.09%, 01/17/2031 1-mo. SOFR + 2.76%	801,513
397,656	Hub International Ltd(c) 8.58%, 06/20/2030 1-mo. SOFR + 3.24%	398,306
99,750	Light & Wonder International Inc(c) 7.58%, 04/16/2029 1-mo. SOFR + 2.24%	99,828
	Resideo Funding Inc(c)
608,789	7.33%,02/11/2028 3-mo. SOFR + 2.01%	610,311
1,300,000	7.33%,05/31/2031 1-mo. SOFR + 1.99%	1,300,000
737,332	SBA Senior Finance II LLC(c) 7.35%, 01/22/2031 1-mo. SOFR + 2.01%	737,701
99,750	Scientific Games International Inc(c) 8.08%, 04/14/2029 1-mo. SOFR + 2.74%	99,828
1,140,128	Star Parent Inc(c) 9.08%, 09/27/2030 3-mo. SOFR + 3.76%	1,138,465
668,588	Summit Materials LLC(c) 7.80%, 01/12/2029 3-mo. SOFR + 2.47%	672,265
2,879,107	Trans Union LLC(c) 7.08%, 06/06/2031 1-mo. SOFR + 1.74%	2,874,307
	TransDigm Inc(c)
194,994	8.08%,08/24/2028 3-mo. SOFR + 2.76%	195,279
194,513	7.84%,02/28/2031 3-mo. SOFR + 2.52%	194,796
946,195	Truist Insurance Holdings LLC(c) 8.58%, 05/06/2031 3-mo. SOFR + 3.26%	947,141
795,468	Uber Technologies Inc(c) 8.09%, 03/03/2030 3-mo. SOFR + 2.76%	798,119

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 1,725,000	Wyndham Hotels & Resorts Inc(c) 7.09%, 05/28/2030 1-mo. SOFR + 1.76%	$ 1,726,960
TOTAL BANK LOANS — 1.69% (Cost $22,563,963)		$22,600,121
CORPORATE BONDS AND NOTES
Basic Materials — 2.09%
735,000	Anglo American Capital PLC(b) 5.50%, 05/02/2033	719,513
1,575,000	ArcelorMittal SA 6.80%, 11/29/2032	1,659,205
650,000	Ashland Inc(b) 3.38%, 09/01/2031	546,960
610,000	ATI Inc 5.88%, 12/01/2027	601,880
	Braskem Netherlands Finance BV(b)
410,000	4.50%, 01/31/2030	346,683
440,000	8.50%, 01/12/2031	449,460
415,000	5.88%, 01/31/2050	306,600
	Celanese US Holdings LLC
490,000	6.38%, 07/15/2032	503,516
2,780,000	6.70%, 11/15/2033	2,921,362
	First Quantum Minerals Ltd(b)
710,000	6.88%, 10/15/2027	693,639
2,895,000	9.38%, 03/01/2029	3,024,914
	Glencore Funding LLC(b)
3,150,000	6.38%, 10/06/2030	3,283,272
2,010,000	2.85%, 04/27/2031	1,692,599
300,000	2.63%, 09/23/2031	246,155
3,075,000	5.70%, 05/08/2033	3,063,440
5,550,000	6.50%, 10/06/2033	5,781,325
635,000	Novelis Corp 4.75%, 01/30/2030	589,093
320,000	Steel Dynamics Inc 5.38%, 08/15/2034	314,524
1,280,000	Suzano Austria GmbH 3.75%, 01/15/2031	1,115,242
		27,859,382
Communications — 4.65%
	CCO Holdings LLC / CCO Holdings Capital Corp
3,000	5.50%, 05/01/2026(b)	2,965
505,000	4.50%, 08/15/2030(b)	427,521
755,000	4.25%, 02/01/2031(b)	616,413
140,000	4.75%, 02/01/2032(b)	114,656
290,000	4.50%, 05/01/2032	233,572
2,890,000	4.25%, 01/15/2034(b)	2,193,677
	Charter Communications Operating LLC / Charter Communications Operating Capital
785,000	2.80%, 04/01/2031	641,595
150,000	2.30%, 02/01/2032	115,682
Principal Amount(a)		Fair Value
Communications — (continued)
$ 190,000	4.40%, 04/01/2033	$ 167,493
10,000	5.13%, 07/01/2049	7,676
4,130,000	4.80%, 03/01/2050	3,029,718
1,315,000	4.40%, 12/01/2061	857,741
2,235,000	3.95%, 06/30/2062	1,324,110
1,190,000	CommScope Inc(b) 4.75%, 09/01/2029	823,849
1,445,000	CommScope Technologies LLC(b) 5.00%, 03/15/2027	596,736
	CSC Holdings LLC(b)
200,000	5.75%, 01/15/2030	75,490
600,000	4.13%, 12/01/2030	387,807
7,410,000	4.63%, 12/01/2030	2,698,738
2,660,000	3.38%, 02/15/2031	1,660,079
400,000	4.50%, 11/15/2031	258,088
	DISH DBS Corp
5,765,000	5.25%, 12/01/2026(b)	4,547,387
2,845,000	5.75%, 12/01/2028(b)	1,972,477
4,090,000	5.13%, 06/01/2029	1,619,683
1,905,000	Expedia Group Inc 3.25%, 02/15/2030	1,717,132
920,000	Go Daddy Operating Co LLC / GD Finance Co Inc(b) 3.50%, 03/01/2029	830,813
	iHeartCommunications Inc(b)
1,200,000	5.25%, 08/15/2027	637,141
110,000	4.75%, 01/15/2028	55,717
	Lamar Media Corp
170,000	3.75%, 02/15/2028	158,994
650,000	4.00%, 02/15/2030	589,288
1,730,000	Motorola Solutions Inc 5.40%, 04/15/2034	1,715,061
	Netflix Inc(b)
835,000	5.38%, 11/15/2029	843,152
3,510,000	4.88%, 06/15/2030	3,454,807
	Paramount Global
2,820,000	6.88%, 04/30/2036	2,640,750
3,325,000	4.38%, 03/15/2043	2,204,334
890,000	5.85%, 09/01/2043	699,895
1,015,000	SoftBank Group Corp 4.63%, 07/06/2028	941,413
1,410,000	Sprint Capital Corp 8.75%, 03/15/2032	1,695,965
3,935,000	Time Warner Cable LLC 4.50%, 09/15/2042	2,880,028
	T-Mobile USA Inc
2,245,000	3.88%, 04/15/2030	2,098,686
3,970,000	3.50%, 04/15/2031	3,566,712
810,000	2.70%, 03/15/2032	677,667
1,105,000	5.75%, 01/15/2034	1,135,984
8,505,000	Uber Technologies Inc(b) 4.50%, 08/15/2029	8,103,476
1,155,000	Virgin Media Finance PLC(b) 5.00%, 07/15/2030	952,350
		61,972,518

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — 2.32%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
$ 5,000	5.75%, 04/15/2025	$ 4,982
1,340,000	4.00%, 10/15/2030	1,179,602
705,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	618,096
	American Airlines Pass Through Trust
	Series 2017-2 Class B
1,967	3.70%, 10/15/2025	1,914
	Series 2016-3 Class B
12,765	3.75%, 10/15/2025	12,346
	Series 2019-1 Class B
15,467	3.85%, 02/15/2028	14,500
	Series 2016-3 Class A
123,070	3.25%, 10/15/2028	111,935
	Series 2017-2 Class A
3,376	3.60%, 10/15/2029	3,057
370,000	Asbury Automotive Group Inc(b) 4.63%, 11/15/2029	341,980
2,799	British Airways Pass Through Trust(b) Series 2019-1 Class A 3.35%, 06/15/2029	2,596
	Carnival Corp(b)
915,000	5.75%, 03/01/2027	903,949
220,000	4.00%, 08/01/2028	206,606
685,000	6.00%, 05/01/2029	676,657
335,000	7.00%, 08/15/2029	347,257
315,000	Choice Hotels International Inc 5.85%, 08/01/2034	310,467
	General Motors Financial Co Inc
2,710,000	6.00%, 01/09/2028	2,754,428
220,000	3.10%, 01/12/2032	184,902
475,000	6.40%, 01/09/2033	492,980
	Hilton Domestic Operating Co Inc(b)
865,000	4.00%, 05/01/2031	774,267
110,000	3.63%, 02/15/2032	95,192
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(b)
210,000	5.00%, 06/01/2029	195,814
535,000	4.88%, 07/01/2031	473,614
520,000	Home Depot Inc 4.95%, 06/25/2034	514,580
	Light & Wonder International Inc(b)
1,310,000	7.00%, 05/15/2028	1,316,769
35,000	7.25%, 11/15/2029	35,746
475,000	7.50%, 09/01/2031	490,780
	Lithia Motors Inc(b)
2,070,000	3.88%, 06/01/2029	1,859,438
265,000	4.38%, 01/15/2031	235,914
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 1,025,000	Marriott International Inc 5.30%, 05/15/2034	$ 1,006,379
445,000	Marriott Ownership Resorts Inc(b)(f) 4.50%, 06/15/2029	408,891
	NCL Corp Ltd(b)
885,000	5.88%, 03/15/2026	874,931
930,000	5.88%, 02/15/2027	917,850
750,000	8.13%, 01/15/2029	785,814
515,000	NCL Finance Ltd(b)(f) 6.13%, 03/15/2028	508,580
	Royal Caribbean Cruises Ltd(b)
220,000	4.25%, 07/01/2026	212,915
2,495,000	5.50%, 04/01/2028	2,463,173
805,000	6.25%, 03/15/2032	811,763
390,000	Tapestry Inc 3.05%, 03/15/2032	314,497
	Travel + Leisure Co
565,000	4.50%, 12/01/2029(b)	520,539
755,000	4.63%, 03/01/2030(b)	687,092
645,000	4.63%, 03/01/2030	586,986
2,275,000	United Airlines Pass Through Trust Series 2023-1 Class A 5.80%, 01/15/2036	2,309,482
	Yum! Brands Inc
465,000	4.75%, 01/15/2030(b)	442,894
1,105,000	3.63%, 03/15/2031	975,212
680,000	4.63%, 01/31/2032	625,384
	ZF North America Capital Inc(b)
570,000	6.88%, 04/14/2028	581,027
270,000	7.13%, 04/14/2030	279,549
675,000	6.75%, 04/23/2030	687,448
760,000	6.88%, 04/23/2032	785,730
		30,946,504
Consumer, Non-Cyclical — 2.94%
	Ashtead Capital Inc(b)
290,000	5.50%, 08/11/2032	282,924
470,000	5.55%, 05/30/2033	457,951
2,210,000	5.95%, 10/15/2033	2,214,172
285,000	5.80%, 04/15/2034	282,833
25,000	Bausch + Lomb Corp(b) 8.38%, 10/01/2028	25,594
1,920,000	Bausch Health Cos Inc(b) 4.88%, 06/01/2028	1,436,851
530,000	Block Inc 3.50%, 06/01/2031	457,207
630,000	Boost Newco Borrower LLC(b) 7.50%, 01/15/2031	656,871
	Centene Corp
1,130,000	4.63%, 12/15/2029	1,068,783
985,000	3.38%, 02/15/2030	874,299
1,010,000	3.00%, 10/15/2030	863,620
2,765,000	2.50%, 03/01/2031	2,269,182

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	CVS Pass Through Trust(b)
	Series 2013
$ 709,961	4.70%, 01/10/2036	$ 644,769
	Series 2014
248,377	4.16%, 08/11/2036(f)	216,010
40,000	Encompass Health Corp 4.75%, 02/01/2030	37,428
	Global Payments Inc
320,000	2.90%, 05/15/2030	278,578
1,105,000	2.90%, 11/15/2031	925,241
1,085,000	5.40%, 08/15/2032	1,063,090
	HCA Inc
1,685,000	5.50%, 06/01/2033	1,671,210
2,025,000	5.60%, 04/01/2034	2,012,790
765,000	Hologic Inc(b) 3.25%, 02/15/2029	686,289
2,075,000	JBS USA Holding Lux SARL / JBS USA Food Co / JBS Lux Co SARL 3.75%, 12/01/2031	1,816,748
885,000	Medline Borrower LP / Medline Co-Issuer Inc(b) 6.25%, 04/01/2029	895,017
	Molina Healthcare Inc(b)
560,000	4.38%, 06/15/2028	527,092
1,330,000	3.88%, 05/15/2032	1,152,439
	Pilgrim's Pride Corp
1,905,000	3.50%, 03/01/2032	1,620,088
265,000	6.88%, 05/15/2034	282,031
1,020,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	866,012
125,000	Teva Pharmaceutical Finance Co LLC 6.15%, 02/01/2036	122,681
	Teva Pharmaceutical Finance Netherlands II BV
1,235,000	EUR, 7.38%, 09/15/2029	1,463,483
1,045,000	EUR, 7.88%, 09/15/2031	1,288,190
	Teva Pharmaceutical Finance Netherlands III BV
2,880,000	3.15%, 10/01/2026	2,702,988
575,000	4.75%, 05/09/2027(f)	554,103
275,000	5.13%, 05/09/2029	264,541
1,270,000	7.88%, 09/15/2029	1,364,064
915,000	8.13%, 09/15/2031	1,017,350
4,050,000	4.10%, 10/01/2046	2,828,741
305,000	TriNet Group Inc(b) 3.50%, 03/01/2029	271,480
1,730,000	United Rentals North America Inc(b) 6.13%, 03/15/2034	1,723,690
		39,186,430
Energy — 2.98%
1,875,000	Aker BP ASA(b) 4.00%, 01/15/2031	1,701,808
	Cheniere Energy Partners LP
2,115,000	4.00%, 03/01/2031	1,923,384
1,500,000	5.95%, 06/30/2033	1,520,916
Principal Amount(a)		Fair Value
Energy — (continued)
$ 390,000	Civitas Resources Inc(b) 8.63%, 11/01/2030	$ 418,166
	Continental Resources Inc(b)
6,730,000	5.75%, 01/15/2031	6,617,437
1,325,000	2.88%, 04/01/2032	1,069,973
2,000,000	DCP Midstream Operating LP 3.25%, 02/15/2032	1,713,185
815,000	Ecopetrol SA 8.38%, 01/19/2036	800,531
	Energian Israel Finance Ltd(b)
480,000	5.38%, 03/30/2028	425,280
625,000	5.88%, 03/30/2031	529,625
	Energy Transfer LP
930,000	6.55%, 12/01/2033	985,593
2,530,000	5.60%, 09/01/2034	2,513,232
185,000	EnLink Midstream LLC(b) 6.50%, 09/01/2030	189,358
445,000	EnLink Midstream Partners LP 5.45%, 06/01/2047	386,062
415,000	EQM Midstream Partners LP 5.50%, 07/15/2028	408,669
	EQT Corp
1,290,000	7.00%, 02/01/2030	1,368,983
480,000	3.63%, 05/15/2031(b)	423,452
265,000	Hess Midstream Operations LP(b) 4.25%, 02/15/2030	243,246
	Leviathan Bond Ltd(b)
925,000	6.13%, 06/30/2025	895,381
135,000	6.50%, 06/30/2027	126,202
165,000	6.75%, 06/30/2030	147,097
350,000	Matador Resources Co(b) 6.88%, 04/15/2028	355,263
	Occidental Petroleum Corp
595,000	7.50%, 05/01/2031	656,422
790,000	7.88%, 09/15/2031	885,991
	Ovintiv Inc
125,000	8.13%, 09/15/2030	141,202
30,000	7.20%, 11/01/2031	32,336
170,000	7.38%, 11/01/2031	185,203
1,515,000	6.50%, 08/15/2034	1,584,581
470,000	6.63%, 08/15/2037	489,285
45,000	6.50%, 02/01/2038	46,271
75,000	Petroleos Mexicanos 5.95%, 01/28/2031	60,440
115,000	Plains All American Pipeline LP / PAA Finance Corp 4.30%, 01/31/2043	90,717
215,000	Southwestern Energy Co 4.75%, 02/01/2032	197,784
1,850,000	Targa Resources Corp 6.13%, 03/15/2033	1,899,924
1,595,000	Var Energi ASA(b) 8.00%, 11/15/2032	1,785,531
	Venture Global Calcasieu Pass LLC(b)
785,000	6.25%, 01/15/2030	796,693

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 2,430,000	4.13%, 08/15/2031	$ 2,180,599
445,000	Viper Energy Inc(b) 7.38%, 11/01/2031	460,881
	Western Midstream Operating LP
1,625,000	6.15%, 04/01/2033	1,665,797
125,000	5.45%, 04/01/2044	112,642
850,000	5.30%, 03/01/2048	733,905
95,000	5.50%, 08/15/2048	82,575
335,000	5.25%, 02/01/2050	293,627
680,000	Williams Cos Inc 5.15%, 03/15/2034	663,426
		39,808,675
Financial — 8.18%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
725,000	3.00%, 10/29/2028	658,859
1,285,000	6.15%, 09/30/2030	1,328,475
2,835,000	3.30%, 01/30/2032	2,435,878
1,020,000	3.40%, 10/29/2033	855,565
980,000	Agile Group Holdings Ltd(g) 6.05%, 10/13/2025	54,684
	Air Lease Corp
640,000	4.65%, Perpetual(h)	607,500
10,000	3.38%, 07/01/2025	9,771
3,140,000	3.13%, 12/01/2030	2,743,624
	Aircastle Ltd
345,000	5.25%, Perpetual(b)(h)	332,629
20,000	4.25%, 06/15/2026	19,483
1,905,000	6.50%, 07/18/2028(b)	1,940,707
475,000	5.95%, 02/15/2029(b)	474,863
2,275,000	American Tower Corp REIT 5.90%, 11/15/2033	2,329,541
	Antares Holdings LP(b)
260,000	3.95%, 07/15/2026	245,795
1,385,000	2.75%, 01/15/2027	1,258,246
2,160,000	3.75%, 07/15/2027	1,976,700
795,000	7.95%, 08/11/2028	823,699
5,528	Apollo Global Management Inc 6.75%, 07/31/2026	362,803
	Ares Capital Corp
430,000	2.88%, 06/15/2028	380,894
1,800,000	3.20%, 11/15/2031	1,484,428
495,000	Arthur J Gallagher & Co 5.45%, 07/15/2034	490,949
230,000	Athene Global Funding(b) 2.55%, 11/19/2030	192,023
2,915,000	Athene Holding Ltd 3.50%, 01/15/2031	2,580,067
	Aviation Capital Group LLC(b)
885,000	6.25%, 04/15/2028	902,788
635,000	6.75%, 10/25/2028	661,770
1,815,000	6.38%, 07/15/2030	1,876,188
1,200,000	Banco Santander SA 2.75%, 12/03/2030	998,503
Principal Amount(a)		Fair Value
Financial — (continued)
	Bank of America Corp
$ 1,645,000	5.29%, 04/25/2034	$ 1,627,734
3,055,000	5.87%, 09/15/2034	3,142,664
1,010,000	2.48%, 09/21/2036	805,039
1,155,000	3.85%, 03/08/2037	1,012,205
	Barclays PLC
930,000	4.38%, Perpetual(h)	780,925
1,260,000	6.22%, 05/09/2034	1,291,034
1,410,000	7.12%, 06/27/2034	1,495,931
2,065,000	3.56%, 09/23/2035	1,773,926
2,745,000	Blackstone Secured Lending Fund 2.13%, 02/15/2027	2,478,894
	Blue Owl Capital Corp
378,000	2.63%, 01/15/2027(f)	345,387
3,630,000	2.88%, 06/11/2028	3,210,855
2,055,000	Blue Owl Finance LLC(b) 6.25%, 04/18/2034	2,060,425
1,345,000	Blue Owl Technology Finance Corp 2.50%, 01/15/2027	1,209,556
	Brixmor Operating Partnership LP REIT
60,000	2.25%, 04/01/2028	53,534
25,000	4.13%, 05/15/2029	23,596
1,795,000	4.05%, 07/01/2030	1,665,801
640,000	CaixaBank SA(b) 6.84%, 09/13/2034	675,831
	Central China Real Estate Ltd(g)
615,000	7.25%, 07/16/2024	14,348
200,000	7.25%, 08/13/2024	5,000
190,000	7.25%, 04/28/2025	4,750
205,000	7.50%, 07/14/2025	5,330
400,000	CIFI Holdings Group Co Ltd(g) 6.00%, 07/16/2025	41,088
155,000	CNO Financial Group Inc 5.25%, 05/30/2029	150,387
145,000	COPT Defense Properties LP REIT 2.75%, 04/15/2031	119,884
600,000	Country Garden Holdings Co Ltd(g) 3.30%, 01/12/2031	50,828
	Credit Agricole SA
1,875,000	4.00%, 01/10/2033	1,740,036
3,230,000	6.25%, 01/10/2035(b)	3,249,403
	Deutsche Bank AG
745,000	3.55%, 09/18/2031	655,796
2,855,000	3.73%, 01/14/2032	2,407,124
200,000	3.74%, 01/07/2033	164,506
395,000	EPR Properties REIT 3.60%, 11/15/2031	329,303
	Global Atlantic Fin Co(b)
365,000	4.40%, 10/15/2029	339,892
675,000	3.13%, 06/15/2031	558,277
620,000	GLP Capital LP / GLP Financing II Inc REIT 3.25%, 01/15/2032	521,012

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
$ 10,000	6.25%, 05/15/2026	$ 9,921
1,135,000	5.25%, 05/15/2027	1,065,337
2,370,000	4.38%, 02/01/2029	2,026,448
665,000	ING Groep NV 6.11%, 09/11/2034	685,613
	Intesa Sanpaolo SpA(b)
215,000	4.20%, 06/01/2032	181,901
865,000	6.63%, 06/20/2033	891,676
860,000	7.20%, 11/28/2033	919,482
1,345,000	Iron Mountain Inc REIT(b) 5.25%, 07/15/2030	1,278,403
	Jefferies Financial Group Inc
1,445,000	5.88%, 07/21/2028	1,459,511
1,635,000	6.20%, 04/14/2034	1,655,960
	Kaisa Group Holdings Ltd(g)
2,215,000	9.38%, 06/30/2024	71,987
400,000	10.50%, 01/15/2025	11,500
2,310,000	11.25%, 04/16/2025	75,075
200,000	9.95%, 07/23/2025	5,750
200,000	11.70%, 11/11/2025	6,260
200,000	11.65%, 06/01/2026	6,500
	Logan Group Co Ltd(g)
605,000	4.25%, 07/12/2025	55,963
405,000	4.85%, 12/14/2026	34,263
	Macquarie Airfinance Holdings Ltd(b)
130,000	6.40%, 03/26/2029	132,199
275,000	6.50%, 03/26/2031	282,786
	Morgan Stanley
445,000	5.42%, 07/21/2034	442,758
1,345,000	5.83%, 04/19/2035	1,378,726
3,145,000	2.48%, 09/16/2036	2,488,076
2,070,000	5.95%, 01/19/2038	2,057,940
	Nationstar Mortgage Holdings Inc(b)
385,000	5.00%, 02/01/2026	376,824
1,360,000	5.75%, 11/15/2031	1,278,286
1,035,000	Navient Corp 5.00%, 03/15/2027	987,928
	OneMain Finance Corp
155,000	3.50%, 01/15/2027	145,227
175,000	3.88%, 09/15/2028	156,909
665,000	5.38%, 11/15/2029	623,674
1,400,000	4.00%, 09/15/2030	1,201,539
15,000	Realty Income Corp REIT 3.40%, 01/15/2030	13,660
10,000	Regency Centers LP REIT 2.95%, 09/15/2029	8,977
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc
4,465,000	2.88%, 10/15/2026(b)	4,169,805
220,000	3.63%, 03/01/2029(b)	199,568
220,000	3.63%, 03/01/2029	199,568
3,610,000	3.88%, 03/01/2031(b)	3,146,053
3,115,000	4.00%, 10/15/2033(b)	2,624,976
Principal Amount(a)		Fair Value
Financial — (continued)
	Shimao Group Holdings Ltd(g)
$ 200,000	6.13%, 02/21/2024	$ 9,612
1,300,000	5.60%, 07/15/2026	60,814
200,000	5.20%, 01/16/2027	8,850
410,000	3.45%, 01/11/2031	18,450
600,000	Sino-Ocean Land Treasure IV Ltd(g) 4.75%, 01/14/2030	39,678
	Societe Generale SA(b)
670,000	4.75%, 11/24/2025	656,647
1,795,000	6.07%, 01/19/2035	1,777,035
2,385,000	3.65%, 07/08/2035	2,008,801
2,150,000	Standard Chartered PLC(b) 3.27%, 02/18/2036	1,809,950
1,755,000	Stewart Information Services Corp 3.60%, 11/15/2031	1,450,898
	Sunac China Holdings Ltd(b)(i)
179,844	6.00%, 09/30/2025 PIK rate, 6.00%	22,930
180,063	6.25%, 09/30/2026 PIK rate, 6.25%	20,032
360,562	6.50%, 09/30/2027 PIK rate, 6.50%	37,408
541,499	6.75%, 09/30/2028 PIK rate, 6.75%	52,796
542,154	7.00%, 09/30/2029 PIK rate, 7.00%	48,794
254,990	7.25%, 09/30/2030 PIK rate, 7.25%	21,674
216,915	1.00%, 09/30/2032 PIK rate, 1.00%	14,106
	Times China Holdings Ltd(g)
810,000	6.20%, 03/22/2026	16,605
200,000	5.75%, 01/14/2027	3,750
	UBS Group AG(b)
250,000	3.87%, 01/12/2029	235,977
720,000	5.62%, 09/13/2030	723,068
1,260,000	6.54%, 08/12/2033	1,322,229
1,315,000	9.02%, 11/15/2033	1,584,913
1,760,000	5.70%, 02/08/2035	1,758,205
	UniCredit SpA(b)
770,000	5.86%, 06/19/2032	751,600
200,000	5.46%, 06/30/2035	187,355
	Yuzhou Group Holdings Co Ltd(g)
625,000	7.70%, 02/20/2025	35,319
310,000	8.30%, 05/27/2025	17,825
205,000	7.85%, 08/12/2026	11,521
400,000	6.35%, 01/13/2027	23,640
		109,124,244
Industrial — 2.81%
585,000	Amphenol Corp 5.25%, 04/05/2034	583,166
3,165,000	BAE Systems PLC(b) 5.30%, 03/26/2034	3,135,895

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
	Boeing Co
$ 2,020,000	5.15%, 05/01/2030	$ 1,939,778
2,535,000	3.63%, 02/01/2031	2,218,696
515,000	6.39%, 05/01/2031(b)	524,299
440,000	6.53%, 05/01/2034(b)	450,516
1,810,000	5.71%, 05/01/2040	1,668,756
4,385,000	5.81%, 05/01/2050	3,951,762
235,000	6.86%, 05/01/2054(b)	241,150
115,000	5.93%, 05/01/2060	102,816
685,000	7.01%, 05/01/2064(b)	701,351
	Cemex SAB de CV(b)
2,715,000	5.13%, Perpetual(h)	2,609,103
615,000	9.13%, Perpetual(h)	656,076
2,025,000	5.20%, 09/17/2030	1,955,818
3,380,000	3.88%, 07/11/2031	2,980,013
1,295,000	Embraer Netherlands Finance BV(b) 7.00%, 07/28/2030	1,351,364
425,000	JELD-WEN Inc(b) 4.88%, 12/15/2027	401,388
790,000	L3Harris Technologies Inc 5.35%, 06/01/2034	784,365
410,000	Nordson Corp 5.80%, 09/15/2033	420,622
2,600,000	Owens Corning 5.70%, 06/15/2034	2,623,929
545,000	Rand Parent LLC(b)(f) 8.50%, 02/15/2030	551,764
2,400,000	RTX Corp 5.15%, 02/27/2033	2,375,073
405,000	Sensata Technologies BV(b) 4.00%, 04/15/2029	371,831
970,000	Sensata Technologies Inc(b) 3.75%, 02/15/2031	845,451
680,000	SMBC Aviation Capital Finance Designated Activity Co(b) 5.45%, 05/03/2028	680,376
1,325,000	TD SYNNEX Corp 6.10%, 04/12/2034	1,328,686
390,000	TopBuild Corp(b) 4.13%, 02/15/2032	343,440
1,655,000	Trimble Inc 6.10%, 03/15/2033	1,713,765
		37,511,249
Technology — 1.91%
	Broadcom Inc(b)
705,000	4.15%, 04/15/2032	650,455
1,625,000	2.60%, 02/15/2033	1,316,909
1,445,000	3.42%, 04/15/2033	1,245,805
2,130,000	3.47%, 04/15/2034	1,815,812
1,800,000	3.14%, 11/15/2035	1,441,418
1,070,000	3.19%, 11/15/2036	846,761
3,660,000	CDW LLC / CDW Finance Corp 3.57%, 12/01/2031	3,196,686
1,805,000	Entegris Inc(b) 4.75%, 04/15/2029	1,726,947
Principal Amount(a)		Fair Value
Technology — (continued)
$ 685,000	Gartner Inc(b) 3.75%, 10/01/2030	$ 614,335
2,355,000	Leidos Inc 5.75%, 03/15/2033	2,375,550
	Micron Technology Inc
2,250,000	5.88%, 02/09/2033	2,298,500
5,010,000	5.88%, 09/15/2033	5,126,806
325,000	MSCI Inc(b) 3.25%, 08/15/2033	268,493
	Seagate HDD Cayman
125,000	4.09%, 06/01/2029	115,926
91,800	9.63%, 12/01/2032	104,711
1,070,000	UKG Inc(b) 6.88%, 02/01/2031	1,083,407
1,245,000	Western Digital Corp 4.75%, 02/15/2026	1,218,906
		25,447,427
Utilities — 0.40%
	AES Corp
605,000	3.95%, 07/15/2030(b)	553,171
255,000	2.45%, 01/15/2031	209,944
1,120,000	Duke Energy Corp 5.45%, 06/15/2034	1,107,018
5,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	4,641
395,000	NRG Energy Inc(b) 4.45%, 06/15/2029	372,974
	Pacific Gas & Electric Co
100,000	3.25%, 06/01/2031	85,981
790,000	4.30%, 03/15/2045	607,260
1,825,000	Southern Co 5.70%, 03/15/2034	1,855,454
550,000	Southern Co Gas Capital Corp 5.75%, 09/15/2033	563,603
		5,360,046
TOTAL CORPORATE BONDS AND NOTES — 28.28% (Cost $415,296,745)		$377,216,475
CONVERTIBLE BONDS
Communications — 0.57%
185,000	Booking Holdings Inc 0.75%, 05/01/2025	389,076
6,130,000	DISH Network Corp 3.38%, 08/15/2026	3,801,581
	Etsy Inc
410,000	0.13%, 09/01/2027	342,442
1,285,000	0.25%, 06/15/2028	1,010,580
330,000	Liberty Media Corp-Liberty Formula One 2.25%, 08/15/2027	350,225
95,000	Palo Alto Networks Inc 0.38%, 06/01/2025	323,684
870,000	Spotify USA Inc(j) 2.97%, 03/15/2026	827,805

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 515,000	Uber Technologies Inc(b) 0.88%, 12/01/2028	$ 612,335
		7,657,728
Consumer, Cyclical — 0.28%
1,110,000	Carnival Corp 5.75%, 12/01/2027	1,810,410
130,000	Royal Caribbean Cruises Ltd 6.00%, 08/15/2025	419,315
1,470,000	Southwest Airlines Co 1.25%, 05/01/2025	1,471,470
		3,701,195
Consumer, Non-Cyclical — 0.40%
3,240,000	BioMarin Pharmaceutical Inc(f) 1.25%, 05/15/2027	3,093,286
410,000	Jazz Investments I Ltd 2.00%, 06/15/2026	393,805
410,000	Shift4 Payments Inc 0.50%, 08/01/2027	387,245
1,780,000	Teladoc Health Inc 1.25%, 06/01/2027	1,475,081
		5,349,417
Technology — 0.18%
190,000	Datadog Inc 0.13%, 06/15/2025	275,025
225,000	Nutanix Inc 0.25%, 10/01/2027	262,350
660,000	ON Semiconductor Corp 0.50%, 03/01/2029	632,280
1,060,000	Unity Software Inc(j) 6.75%, 11/15/2026	913,190
215,000	Zscaler Inc 0.13%, 07/01/2025	288,626
		2,371,471
Utilities — 0.19%
335,000	Evergy Inc(b) 4.50%, 12/15/2027	337,680
235,000	NRG Energy Inc 2.75%, 06/01/2048	450,613
1,790,000	PPL Capital Funding Inc 2.88%, 03/15/2028	1,712,135
		2,500,428
TOTAL CONVERTIBLE BONDS — 1.62% (Cost $23,488,072)		$21,580,239
FOREIGN GOVERNMENT BONDS AND NOTES
25,732	Brazil Notas do Tesouro Nacional Series F BRL, 10.00%, 01/01/2031	4,156,435
	Chile Government International Bond
2,595,000	3.50%, 01/31/2034	2,248,191
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,700,000	3.50%, 01/25/2050	$ 1,220,338
	Colombia Government International Bond
1,590,000	7.50%, 02/02/2034	1,590,539
1,845,000	8.00%, 11/14/2035	1,896,775
	Dominican Republic International Bond
1,940,000	4.88%, 09/23/2032	1,735,583
625,000	6.60%, 06/01/2036(b)	621,696
65,290,998,784	Indonesia Treasury Bond IDR, 6.88%, 04/15/2029	3,972,822
3,000,000	Israel Government International Bond 5.50%, 03/12/2034	2,846,970
551,231(k)	Mexican Bonos MXN, 7.50%, 05/26/2033	2,592,187
6,325,000	New Zealand Government Bond NZD, 3.50%, 04/14/2033	3,535,947
38,040,000	Norway Government Bond(b) NOK, 1.75%, 03/13/2025	3,497,350
985,000	Paraguay Government International Bond(b) 6.00%, 02/09/2036	988,765
	Philippine Government International Bond
2,030,000	2.95%, 05/05/2045	1,405,775
1,215,000	2.65%, 12/10/2045	796,700
1,985,000	Qatar Government International Bond 5.10%, 04/23/2048	1,932,894
	Republic of Poland Government International Bond
1,190,000	5.50%, 04/04/2053	1,166,444
4,550,000	5.50%, 03/18/2054	4,415,775
52,065,000	Republic of South Africa Government Bond ZAR, 8.88%, 02/28/2035	2,410,121
	Republic of South Africa Government International Bond
710,000	4.85%, 09/30/2029	649,849
1,770,000	5.88%, 04/20/2032	1,641,852
	Republic of Uzbekistan International Bond
1,125,000	EUR, 5.38%, 05/29/2027(b)	1,201,431
710,000	7.85%, 10/12/2028(b)	732,344
200,000	3.70%, 11/25/2030	164,253
600,000	3.90%, 10/19/2031	487,237
735,000	6.90%, 02/28/2032(b)	715,291
	Romanian Government International Bond
648,000	7.13%, 01/17/2033	682,356
2,872,000	6.38%, 01/30/2034(b)	2,891,481
1,155,000	Serbia International Bond(b) 6.00%, 06/12/2034	1,137,024
2,340,000	Turkey Government International Bond EUR, 5.88%, 05/21/2030	2,506,801

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 3,105,000	United Arab Emirates International Government Bond(b) 4.86%, 07/02/2034	$ 3,096,107
3,925,000	United Kingdom Gilt GBP, 0.25%, 01/31/2025	4,844,899
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 4.78% (Cost $65,389,855)		$63,782,232
MORTGAGE-BACKED SECURITIES
Non-Agency — 2.99%
433,091	510 Asset Backed Trust(b)(e) Series 2021-NPL1 Class A1 5.24%, 06/25/2061	426,619
775,000	BANK Series 2021-BN35 Class AS 2.46%, 06/15/2064	630,374
1,645,000	BBSG Mortgage Trust(b) Series 2016-MRP Class A 3.28%, 06/05/2036	1,224,799
137,212	BB-UBS Trust(b) Series 2012-TFT Class A 2.89%, 06/05/2030	127,196
920,000	Benchmark Mortgage Trust(d) Series 2018-B2 Class A5 3.88%, 02/15/2051	862,018
1,090,000	BINOM Securitization Trust(b)(d) Series 2022-RPL1 Class M1 3.00%, 02/25/2061	852,371
	BPR Trust(b)(c)
	Series 2021-NRD Class F
1,185,000	12.20%, 12/15/2038 1-Mo. SOFR + 6.87%	1,125,669
	Series 2022-STAR Class A
1,145,000	8.56%, 08/15/2039 1-Mo. SOFR + 3.23%	1,146,009
	BX Trust(b)(c)
	Series 2022-AHP Class B
1,910,000	7.17%, 01/17/2039 1-Mo. SOFR + 1.84%	1,880,156
	Series 2024-VLT4 Class A
455,000	6.81%, 07/15/2029 1-Mo. SOFR + 1.49%	452,866
383,301	CIM Trust(b)(e) Series 2021-NR2 Class A1 5.57%, 07/25/2059	379,775
76,297	COMM Mortgage Trust(b) Series 2012-LTRT Class A2 3.40%, 10/05/2030	73,402
	CoreVest American Finance Ltd(b)(e)
	Series 2021-RTL1 Class A1
1,485,817	2.24%, 03/28/2029	1,447,903
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-RTL1 Class A1
$ 990,000	7.55%, 12/28/2030	$ 994,862
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
600,000	4.18%, 09/15/2037	519,810
	Series 2014-USA Class C
100,000	4.34%, 09/15/2037	79,037
	Series 2014-USA Class D
200,000	4.37%, 09/15/2037	152,022
	Series 2021-RPL1 Class A1
264,281	4.05%, 09/27/2060(d)	258,621
	Series 2021-RPL4 Class A1
816,162	4.05%, 12/27/2060(d)	800,268
1,210,000	DC Commercial Mortgage Trust(b)(d) Series 2023-DC Class C 7.38%, 09/12/2040	1,235,593
	Extended Stay America Trust(b)(c)
	Series 2021-ESH Class C
372,196	7.14%, 07/15/2038 1-Mo. SOFR + 1.81%	371,269
	Series 2021-ESH Class D
599,144	7.69%, 07/15/2038 1-Mo. SOFR + 2.36%	598,771
279,373	GCAT Trust(b)(d) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	264,031
1,365,000	GITSIT Mortgage Loan Trust(b)(e) Series 2024-NPL1 Class A1 7.47%, 06/25/2054	1,365,000
	GS Mortgage Securities Corp Trust(b)(d)
	Series 2013-G1 Class B
227,306	3.84%, 04/10/2031	209,306
	Series 2013-PEMB Class A
300,000	3.67%, 03/05/2033	252,516
	Series 2013-PEMB Class B
250,000	3.67%, 03/05/2033	198,474
1,500,000	GS Mortgage Securities Trust Series 2020-GC47 Class A4 2.12%, 05/12/2053	1,266,947
405,785	JPMorgan Chase Commercial Mortgage Securities Trust(b)(d) Series 2012-LC9 Class C 3.69%, 12/15/2047	373,724

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Legacy Mortgage Asset Trust(b)
	Series 2020-RPL1 Class A2
$ 875,000	3.25%, 09/25/2059(d)	$ 781,316
	Series 2021-GS2 Class A1
364,935	4.75%, 04/25/2061(e)	358,200
	Series 2021-GS4 Class A1
161,653	1.65%, 11/25/2060(e)	157,490
	Med Trust(b)(c)
	Series 2021-MDLN Class B
308,519	6.89%, 11/15/2038 1-Mo. SOFR + 1.56%	308,038
	Series 2021-MDLN Class C
597,134	7.24%, 11/15/2038 1-Mo. SOFR + 1.91%	596,946
	Series 2021-MDLN Class D
378,185	7.44%, 11/15/2038 1-Mo. SOFR + 2.11%	377,949
	Mill City Mortgage Loan Trust(b)(d)
	Series 2019-1 Class M1
479,118	3.50%, 10/25/2069	440,128
	Series 2019-GS1 Class M2
125,000	3.25%, 07/25/2059	107,547
	Series 2021-NMR1 Class M2
750,000	2.50%, 11/25/2060	626,749
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2012-CKSV Class A2
87,288	3.28%, 10/15/2030(b)	79,432
	Series 2013-C11 Class B
195,000	4.21%, 08/15/2046(d)	118,490
	Series 2013-C12 Class C
57,771	4.96%, 10/15/2046(d)	53,033
	Series 2016-C30 Class C
785,000	4.17%, 09/15/2049(d)	636,561
1,205,000	New Residential Mortgage Loan Trust(b)(e) Series 2024-RTL1 Class A1 6.66%, 03/25/2039	1,207,668
	NYMT Loan Trust(b)
	Series 2024-BPL2 Class A1
845,000	6.51%, 05/25/2039(e)	847,956
	Series 2024-CP1 Class A1
579,121	3.75%, 02/25/2068(d)	532,899
	PRP Advisors LLC(b)
	Series 2021-10 Class A1
537,102	2.49%, 10/25/2026(e)	531,490
	Series 2021-3 Class A1
414,550	4.87%, 04/25/2026(e)	409,372
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-4 Class A1
$ 116,914	4.87%, 04/25/2026(e)	$ 116,631
	Series 2021-8 Class A1
463,092	1.74%, 09/25/2026(d)	449,522
	Series 2021-9 Class A1
568,611	2.36%, 10/25/2026(e)	559,603
	Series 2024-2 Class A1
929,993	7.03%, 03/25/2029(e)	933,664
574,926	RCO VII Mortgage LLC(b)(e) Series 2024-1 Class A1 7.02%, 01/25/2029	573,146
564,269	Redwood Funding Trust(b)(e) Series 2023-1 Class A 7.50%, 07/25/2059	552,376
250,000	Toorak Mortgage Trust(b)(e) Series 2024-RRTL1 Class A1 6.60%, 02/25/2039	250,518
	Towd Point Mortgage Trust(b)(d)
	Series 2016-3 Class M2
280,000	4.00%, 04/25/2056	273,304
	Series 2017-1 Class M1
260,000	3.75%, 10/25/2056	248,702
	Series 2017-3 Class A2
100,000	3.00%, 07/25/2057	95,796
	Series 2017-4 Class M2
200,000	3.25%, 06/25/2057	170,172
	Series 2018-5 Class M1
685,000	3.25%, 07/25/2058	569,996
	Series 2019-4 Class A1
377,784	2.90%, 10/25/2059	353,090
	Series 2019-4 Class M1
140,000	3.50%, 10/25/2059	120,268
	Series 2020-1 Class A2B
100,000	3.25%, 01/25/2060	84,652
	Series 2020-2 Class A2B
125,000	3.00%, 04/25/2060	102,344
	UBS Commercial Mortgage Trust
	Series 2018-C10 Class A3
1,481,430	4.05%, 05/15/2051	1,412,677
	Series 2018-C14 Class C
100,000	5.37%, 12/15/2051(d)	84,253
	VCAT LLC(b)(e)
	Series 2021-NPL1 Class A1
76,616	5.29%, 12/26/2050	76,226
	Series 2021-NPL5 Class A1
671,486	1.87%, 08/25/2051	660,903
	Series 2021-NPL6 Class A1
954,765	1.92%, 09/25/2051	934,265
68,471	VOLT XCII LLC(b)(e) Series 2021-NPL1 Class A1 4.89%, 02/27/2051	67,408

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 223,729	VOLT XCIII LLC(b)(e) Series 2021-NPL2 Class A1 4.89%, 02/27/2051	$ 220,420
199,172	VOLT XCIV LLC(b)(e) Series 2021-NPL3 Class A1 5.24%, 02/27/2051	197,013
139,286	VOLT XCVI LLC(b)(e) Series 2021-NPL5 Class A1 5.12%, 03/27/2051	138,063
400,184	VOLT XCVII LLC(b)(e) Series 2021-NPL6 Class A1 5.24%, 04/25/2051	397,895
	Wells Fargo Commercial Mortgage Trust
	Series 2013-LC12 Class B
144,777	4.08%, 07/15/2046(d)	132,904
	Series 2016-C36 Class AS
1,345,000	3.42%, 11/15/2059	1,252,504
	Series 2016-C36 Class B
160,000	3.67%, 11/15/2059(d)	137,905
	WFRBS Commercial Mortgage Trust
	Series 2013-C15 Class B
860,000	4.33%, 08/15/2046(d)	751,206
	Series 2014-C20 Class B
245,000	4.38%, 05/15/2047	213,810
	Series 2014-C24 Class B
60,000	4.20%, 11/15/2047(d)	56,056
		39,927,964
U.S. Government Agency — 24.66%
	Federal Home Loan Mortgage Corp
3,503	2.50%, 01/01/2029	3,354
46,024	3.00%, 11/01/2034	42,852
14,924	2.50%, 06/01/2035	13,583
134,246	2.00%, 09/01/2035	118,857
100,455	2.00%, 10/01/2035	88,940
252,904	2.00%, 12/01/2035	223,912
34,731	3.00%, 09/01/2036	32,059
6,842,039	2.50%, 03/01/2037	6,206,935
2,142,710	2.50%, 04/01/2037	1,945,881
3,324,596	2.00%, 01/01/2042	2,780,568
3,178,819	2.50%, 01/01/2042	2,732,592
39,281	3.00%, 12/01/2046	34,322
25,202	4.00%, 05/01/2047	23,604
18,713	4.50%, 10/01/2047	18,019
25,092	4.00%, 02/01/2048	23,409
2,705	4.50%, 06/01/2048	2,596
7,712	4.00%, 10/01/2048	7,183
7,999	3.50%, 09/01/2049	7,170
469,631	3.50%, 10/01/2049	420,962
12,408	3.00%, 11/01/2049	10,710
3,922,987	3.00%, 02/01/2051	3,380,254
2,134,753	2.00%, 03/01/2051	1,719,443
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 4,500,421	2.00%, 05/01/2051	$ 3,542,425
3,757,273	3.00%, 07/01/2051	3,237,732
3,072,288	2.50%, 10/01/2051	2,537,145
3,610,458	2.50%, 02/01/2052	2,992,284
3,816,799	3.00%, 04/01/2052	3,285,500
3,862,615	3.50%, 05/01/2052	3,442,460
6,557,190	4.50%, 07/01/2052	6,222,260
4,089,782	3.50%, 08/01/2052	3,637,942
10,549,347	4.50%, 08/01/2052	9,987,385
3,902,716	4.50%, 09/01/2052	3,684,743
3,214,600	5.50%, 09/01/2052	3,177,911
4,461,628	5.00%, 10/01/2052	4,352,458
2,250,805	5.50%, 01/01/2053	2,240,626
4,043,422	6.00%, 02/01/2053	4,103,881
3,788,375	5.50%, 05/01/2053	3,760,190
4,551,127	5.50%, 07/01/2053	4,524,644
3,310,216	5.50%, 08/01/2053	3,293,815
3,962,655	6.50%, 10/01/2053	4,086,423
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K064 Class A1
868,231	2.89%, 10/25/2026	844,487
	Series K095 Class A1
25,391	2.63%, 11/25/2028	24,145
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 4769 Class QL
3,372,750	3.50%, 09/15/2047	3,054,357
	Series 5238 Class BC
3,830,680	4.00%, 09/25/2049	3,617,547
391,965	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(b)(c) Series 2022-DNA3 Class M1A 7.34%, 04/25/2042 1-Mo. SOFR + 2.00%	397,813
	Federal National Mortgage Association
188,119	3.00%, 10/01/2033	177,368
15,831	3.00%, 06/01/2034	14,752
15,322	3.00%, 07/01/2034	14,304
5,688	3.00%, 10/01/2034	5,296
7,159	3.00%, 11/01/2034	6,642
253,524	2.00%, 10/01/2035	224,463
248,586	2.00%, 11/01/2035	220,091
3,088,796	2.00%, 02/01/2037	2,730,436
2,892,255	2.00%, 03/01/2037	2,554,038
2,836,916	2.50%, 03/01/2037	2,573,042
3,778,064	2.50%, 04/01/2037	3,412,933
3,387,980	2.50%, 02/01/2042	2,924,812
3,918,446	5.00%, 05/01/2043	3,850,475
4,409,297	5.00%, 06/01/2043	4,332,826

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 7,673,247	2.50%, 03/01/2047	$ 6,315,113
4,635,942	3.50%, 07/01/2047	4,234,430
22,410	4.00%, 09/01/2047	20,966
7,227	3.50%, 03/01/2048	6,528
5,516	4.00%, 06/01/2048	5,133
3,906,191	3.00%, 01/01/2049	3,434,036
5,791	3.00%, 12/01/2049	4,991
5,433	3.00%, 01/01/2050	4,691
25,917	2.50%, 05/01/2050	21,363
258,762	2.50%, 06/01/2050	213,245
139,525	2.50%, 07/01/2050	114,990
15,788	2.50%, 08/01/2050	13,000
4,254,244	2.00%, 11/01/2050	3,394,288
2,950,765	2.00%, 12/01/2050	2,376,738
3,444,770	2.00%, 01/01/2051	2,775,103
4,337,449	2.50%, 08/01/2051	3,557,802
3,263,691	2.50%, 10/01/2051	2,699,746
6,925,463	2.50%, 01/01/2052	5,682,721
7,041,789	3.50%, 01/01/2052	6,269,299
11,250,409	2.50%, 02/01/2052	9,307,951
9,409,493	2.00%, 03/01/2052	7,494,042
3,562,391	2.50%, 03/01/2052	2,954,820
13,454,634	3.00%, 03/01/2052	11,600,525
3,031,082	3.50%, 04/01/2052	2,719,868
7,821,867	4.00%, 06/01/2052	7,203,454
3,315,404	4.00%, 07/01/2052	3,050,269
3,840,547	4.00%, 08/01/2052	3,520,232
2,644,787	5.00%, 08/01/2052	2,560,647
3,832,624	4.50%, 09/01/2052	3,642,919
3,395,270	5.00%, 10/01/2052	3,304,484
3,358,796	5.50%, 10/01/2052	3,324,741
3,778,626	5.00%, 11/01/2052	3,692,474
2,251,868	6.00%, 08/01/2053	2,264,591
1,323,543	6.00%, 09/01/2053	1,327,618
4,009,170	6.00%, 11/01/2053	4,059,540
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2016-M5 Class A2
2,129,043	2.47%, 04/25/2026	2,032,985
	Series 2017-M1 Class A2
1,776,366	2.50%, 10/25/2026(d)	1,679,416
	Series 2018-M2 Class A2
2,009,668	3.00%, 01/25/2028(d)	1,893,936
	Series 2018-M3 Class A2
4,102,225	3.17%, 02/25/2030(d)	3,777,086
	Series 2023-M5 Class 2A2
4,775,000	4.50%, 07/25/2028(d)	4,691,433
	Government National Mortgage Association
17,735	3.50%, 04/20/2047	16,120
10,686	4.00%, 04/20/2047	10,008
17,548	3.00%, 02/20/2048	15,474
22,839	3.50%, 02/20/2048	20,733
3,312,253	2.50%, 03/20/2051	2,777,624
2,137,625	3.00%, 08/20/2051	1,865,324
7,811,241	2.50%, 11/20/2051	6,565,626
8,130,187	2.00%, 12/20/2051	6,580,544
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 7,515,478	3.50%, 02/20/2052	$ 6,747,722
3,275,867	3.50%, 06/20/2052	2,941,196
3,802,066	4.00%, 07/20/2052	3,516,941
3,871,790	3.50%, 08/20/2052	3,476,232
11,913,520	4.50%, 08/20/2052	11,354,374
4,707,856	4.50%, 09/20/2052	4,483,034
3,595,240	5.00%, 09/20/2052	3,512,021
3,649,776	5.00%, 10/20/2052	3,574,579
8,522,147	5.00%, 05/20/2053	8,298,352
9,262,672	5.00%, 06/20/2053	9,064,671
4,200,000	Uniform Mortgage-Backed Security(l) 4.50%, TBA	3,959,320
		328,953,965
TOTAL MORTGAGE-BACKED SECURITIES — 27.65% (Cost $396,120,927)		$368,881,929
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Farm Credit Banks Funding Corp
3,731,000	4.88%, 03/14/2025	3,720,911
8,000,000	4.50%, 03/13/2026	7,954,811
11,000,000	4.75%, 05/02/2031	11,119,712
25,000,000	Resolution Funding Corp Principal Strip(j) 5.32%, 04/15/2030	19,103,826
5,000,000	Tennessee Valley Authority 0.75%, 05/15/2025	4,810,225
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 3.50% (Cost $46,859,997)		$46,709,485
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
2,000,000	4.25%, 05/31/2025	1,983,301
23,775,000	4.63%, 02/28/2026(m)	23,689,558
10,310,000	4.88%, 04/30/2026	10,325,304
7,000,000	1.88%, 07/31/2026	6,610,078
9,000,000	4.13%, 03/31/2029	8,908,242
20,700,000	4.63%, 04/30/2029	20,937,726
15,400,000	3.88%, 11/30/2029	15,041,468
3,000,000	4.13%, 08/31/2030	2,961,797
70,600,000	3.88%, 08/15/2033	67,919,404
18,300,000	4.00%, 02/15/2034	17,762,438
6,000,000	4.00%, 11/15/2042	5,529,375
3,000,000	3.88%, 02/15/2043	2,711,719
42,500,000	4.75%, 11/15/2043	43,064,452
10,000,000	2.88%, 05/15/2052	7,329,297
6,000,000	3.63%, 05/15/2053	5,105,859

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 5,000,000	4.75%, 11/15/2053	$ 5,168,750
TOTAL U.S. TREASURY BONDS AND NOTES — 18.37% (Cost $248,183,794)		$245,048,768
Shares
COMMON STOCK
Communications — 0.18%
285,795	Altice USA Inc Class A(n)	583,022
176,696	Paramount Global Class B	1,835,871
		2,418,893
Consumer, Non-Cyclical — 0.25%
6,579	AbbVie Inc	1,128,430
14,712	BioMarin Pharmaceutical Inc(n)	1,211,239
1,751	Elevance Health Inc	948,797
		3,288,466
Industrial — 0.14%
134,530	Cemex SAB de CV Sponsored ADR	859,647
2,096	Lockheed Martin Corp	979,042
		1,838,689
TOTAL COMMON STOCK — 0.57% (Cost $11,250,003)		$7,546,048
CONVERTIBLE PREFERRED STOCK
Energy — 0.00%(o)
379	El Paso Energy Capital Trust I 4.75%	17,942
Shares		Fair Value
Financial — 0.03%
359	Bank of America Corp 7.25%	$ 429,723
3	Wells Fargo & Co 7.50%	3,567
		433,290
TOTAL CONVERTIBLE PREFERRED STOCK — 0.03% (Cost $546,508)		$451,232
GOVERNMENT MONEY MARKET MUTUAL FUNDS
5,065,549	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(p), 5.26%(q)	5,065,549
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.38% (Cost $5,065,549)		$5,065,549
TOTAL INVESTMENTS — 99.57% (Cost $1,407,238,019)		$1,328,269,614
OTHER ASSETS & LIABILITIES, NET — 0.43%		$5,703,724
TOTAL NET ASSETS — 100.00%		$1,333,973,338

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of June 28, 2024.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 28, 2024. Maturity date disclosed represents final maturity date.
(f)	All or a portion of the security is on loan as of June 28, 2024.
(g)	Security in default.
(h)	Security has no contractual maturity date and pays an indefinite stream of interest.
(i)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Principal amount is stated in 100 Mexican Peso Units.
(l)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(m)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(n)	Non-income producing security.
(o)	Represents less than 0.005% of net assets.
(p)	Collateral received for securities on loan.
(q)	Rate shown is the 7-day yield as of June 28, 2024.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate.
TBA	To Be Announced
As of June 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	769	USD	84,578	Sep 2024	$741,308
U.S. 2 Year Treasury Note Futures	238	USD	48,604	Sep 2024	145,775
U.S. 5 Year Treasury Note Futures	33	USD	3,517	Sep 2024	(3,609)
U.S. Long Bond Futures	1,180	USD	139,609	Sep 2024	1,821,602
U.S. Ultra Bond Futures	314	USD	39,358	Sep 2024	529,564
Short
U.S. 10 Year Treasury Ultra Futures	1,166	USD	132,377	Sep 2024	(1,400,646)
U.S. 5 Year Treasury Note Futures	925	USD	98,585	Sep 2024	(730,639)
				Net Appreciation	$1,103,355
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro Dollar
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 5.37%
	1988 Ltd(a)(b)
	Series 2024-4A Class C
$ 1,200,000	7.90%, 04/15/2037 3-mo. SOFR + 2.60%	$ 1,200,630
	Series 2024-4A Class D
975,000	9.55%, 04/15/2037 3-mo. SOFR + 4.25%	986,810
1,750,000	Balboa Bay Loan Funding Ltd(a)(b) Series 2023-1A Class AR 6.74%, 04/20/2036 3-mo. SOFR + 1.42%	1,758,067
925,000	Brookhaven Park Ltd(a)(b) Series 2024-1A Class A 6.79%, 04/19/2037 3-mo. SOFR + 1.50%	929,003
1,525,000	Carlyle US Ltd(a)(b) Series 2024-1A Class A 6.82%, 04/15/2037 3-mo. SOFR + 1.53%	1,535,960
1,800,000	CIFC Falcon Ltd(a)(b) Series 2019-FAL Class A 6.59%, 01/20/2033 3-mo. SOFR + 1.26%	1,800,000
1,225,000	Citizens Auto Receivables Trust(a) Series 2024-1 Class A2A 5.43%, 10/15/2026	1,223,514
625,000	Exeter Automobile Receivables Trust Series 2024-1A Class A3 5.31%, 08/16/2027	622,750
900,000	Ford Credit Auto Owner Trust(a)(c) Series 2024-1 Class A 4.87%, 08/15/2036	892,546
1,200,000	GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A 5.12%, 02/16/2027	1,196,255
297,663	JPMorgan Mortgage Trust(a)(b) Series 2023-HE3 Class A1 6.93%, 05/25/2054 1-mo. SOFR + 1.60%	300,422
975,000	Mountain View XVI Ltd(a)(b) Series 2022-1A Class A1R 6.79%, 04/15/2034 3-mo. SOFR + 1.46%	975,000
850,000	Neuberger Berman Loan Advisers 54 Ltd(a)(b) Series 2024-54A Class D 8.81%, 04/23/2038 3-mo. SOFR + 3.50%	867,511
1,250,000	Oaktree Ltd(a)(b) Series 2024-25A Class A 6.85%, 04/20/2037 3-mo. SOFR + 1.55%	1,258,409
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,250,000	OCP Ltd(a)(b) Series 2016-11A Class A1R2 6.74%, 04/26/2036 3-mo. SOFR + 1.42%	$ 1,250,135
612,503	Santander Drive Auto Receivables Trust Series 2024-1 Class A2 5.71%, 02/16/2027	612,659
1,400,000	Toyota Auto Receivables Owner Trust Series 2023-B Class A3 4.71%, 02/15/2028	1,385,563
TOTAL ASSET-BACKED SECURITIES — 5.37% (Cost $18,755,673)		$18,795,234
CORPORATE BONDS AND NOTES
Communications — 0.83%
1,310,000	Rogers Communications Inc 3.20%, 03/15/2027	1,243,291
1,785,000	T-Mobile USA Inc 3.88%, 04/15/2030	1,668,666
		2,911,957
Consumer, Cyclical — 0.69%
517,000	Ford Motor Credit Co LLC 5.85%, 05/17/2027	516,937
1,830,000	Lowe's Cos Inc 3.75%, 04/01/2032	1,661,459
237,000	Marriott International Inc(d) 4.88%, 05/15/2029	233,985
		2,412,381
Consumer, Non-Cyclical — 0.83%
550,000	AbbVie Inc 4.80%, 03/15/2029	547,874
512,000	BAT Capital Corp 6.00%, 02/20/2034	517,962
560,000	Bristol-Myers Squibb Co 4.90%, 02/22/2029	558,896
145,000	Humana Inc 5.95%, 03/15/2034	148,226
	Solventum Corp(a)
755,000	5.40%, 03/01/2029	752,696
375,000	5.60%, 03/23/2034	368,315
		2,893,969
Financial — 1.44%
1,740,000	Bank of America Corp 4.27%, 07/23/2029	1,676,513
1,950,000	JPMorgan Chase & Co 2.52%, 04/22/2031	1,685,437
1,940,000	Morgan Stanley 2.70%, 01/22/2031	1,700,566
		5,062,516

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Industrial — 1.46%
	Boeing Co
$ 880,000	2.20%, 02/04/2026	$ 827,090
650,000	6.30%, 05/01/2029(a)	659,139
360,000	6.53%, 05/01/2034(a)	368,604
286,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 5.25%, 07/01/2029	283,586
1,720,000	RTX Corp 4.13%, 11/16/2028	1,655,671
519,000	SMBC Aviation Capital Finance Designated Activity Co(a) 5.70%, 07/25/2033	515,463
852,000	Vinci SA(a) 3.75%, 04/10/2029	805,806
		5,115,359
Technology — 0.07%
241,000	Constellation Software Inc(a) 5.16%, 02/16/2029	240,914
TOTAL CORPORATE BONDS AND NOTES — 5.32% (Cost $18,604,659)		$18,637,096
MORTGAGE-BACKED SECURITIES
Non-Agency — 4.95%
975,000	ARZ Trust(a) Series 2024-BILT Class A 5.77%, 06/11/2029	978,201
650,000	BANK5 Series 2024-5YR7 Class A3 5.77%, 06/15/2057	659,666
450,000	Barclays Commercial Mortgage Securities Trust Series 2024-C24 Class A5 5.42%, 02/15/2057	453,452
525,000	BMO Mortgage Trust(e) Series 2022-C2 Class A5 4.97%, 07/15/2054	511,964
827,970	BRAVO Residential Funding Trust(a)(c) Series 2024-NQM1 Class A1 5.94%, 12/01/2063	826,242
	BX Trust(a)(b)
	Series 2024-BIO Class A
1,500,000	6.97%, 02/15/2041 1-mo. SOFR + 1.64%	1,494,372
	Series 2024-BRVE Class A
1,000,000	7.17%, 04/15/2026 1-mo. SOFR + 1.84%	997,505
	Series 2024-XL5 Class A
599,364	6.72%, 03/15/2041 1-mo. SOFR + 1.39%	595,993
	Chase Home Lending Mortgage Trust(a)(e)
	Series 2024-3 Class A5
200,000	6.00%, 02/25/2055	200,132
	Series 2024-3 Class A5A
250,000	5.50%, 02/25/2055	243,982
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2024-3 Class A7
$ 100,000	6.00%, 02/25/2055	$ 100,000
332,208	COLT Mortgage Loan Trust(a)(e) Series 2021-HX1 Class A2 1.35%, 10/25/2066	276,859
1,050,000	COMM Mortgage Trust(a)(b) Series 2024-WCL1 Class A 7.14%, 06/15/2041 1-mo. SOFR + 1.84%	1,044,421
	DC Trust(a)(e)
	Series 2024-HLTN Class A
400,000	5.93%, 04/13/2028	394,489
	Series 2024-HLTN Class B
400,000	6.69%, 04/13/2028	398,451
750,000	HTL Commercial Mortgage Trust(a)(e) Series 2024-T53 Class A 6.07%, 05/10/2039	748,600
	JPMorgan Mortgage Trust(a)(e)
	Series 2023-DSC1 Class A1
539,793	4.63%, 07/25/2063	514,692
	Series 2024-1 Class A2
1,104,420	6.00%, 06/25/2054	1,096,611
	Series 2024-5 Class A6
500,000	6.00%, 11/25/2054	497,492
975,000	Ladder Capital Commercial Mortgage(a) Series 2017-LC26 Class A4 3.55%, 07/12/2050	919,164
	MSWF Commercial Mortgage Trust
	Series 2023-2 Class A2
625,000	6.89%, 12/15/2056	652,484
	Series 2023-2 Class A5
575,000	6.01%, 12/15/2056(e)	604,367
	Onslow Bay Financial LLC(a)(c)
	Series 2024-NQM1 Class A1
1,037,008	5.93%, 11/25/2063	1,037,586
	Series 2024-NQM1 Class A2
92,179	6.25%, 11/25/2063	92,000
575,000	SCG Mortgage Trust(a)(b) Series 2024-MSP Class A 7.07%, 04/15/2041 1-mo. SOFR + 1.74%	572,305
	Wells Fargo Commercial Mortgage Trust(a)(e)
	Series 2024-1CHI Class A
875,000	5.31%, 07/15/2035	858,389
	Series 2024-1CHI Class B
550,000	5.74%, 07/15/2035	540,307
		17,309,726
U.S. Government Agency — 2.85%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2024-R01 Class 1B1
375,000	8.04%, 01/25/2044 1-mo. SOFR + 2.70%	382,128

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2024-R01 Class 1M2
$ 250,000	7.14%, 01/25/2044 1-mo. SOFR + 1.80%	$ 253,331
	Series 2024-R02 Class 1M2
775,000	7.14%, 02/25/2044 1-mo. SOFR + 1.80%	782,359
	Series 2024-R03 Class 2M2
300,000	7.29%, 03/25/2044 1-mo. SOFR + 1.95%	301,435
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2024-HQA1 Class A1
293,643	6.59%, 03/25/2044 1-mo. SOFR + 1.25%	294,509
	Series 2024-HQA1 Class M1
274,570	6.59%, 03/25/2044 1-mo. SOFR + 1.25%	275,515
	Series 2024-HQA1 Class M2
75,000	7.34%, 03/25/2044 1-mo. SOFR + 2.00%	75,376
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Trust(a)(b)
	Series 2018-DNA3 Class M2A
196,850	6.35%, 09/25/2048 1-mo. SOFR + 1.01%	196,830
	Series 2018-DNA3 Class M2A
813,341	7.55%, 09/25/2048 1-mo. SOFR + 2.21%	815,949
6,946,623	Government National Mortgage Association 4.50%, 11/20/2052	6,611,996
		9,989,428
TOTAL MORTGAGE-BACKED SECURITIES — 7.80% (Cost $27,335,681)		$27,299,154
Principal Amount		Fair Value
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
$ 9,945,788(f)	0.63%, 01/15/2026	$ 9,622,974
46,269,934(f)	0.13%, 07/15/2026	44,235,797
23,140,961(f)	0.38%, 01/15/2027	21,998,572
62,373,801(f)	1.63%, 10/15/2027	61,363,472
9,796,712(f)	0.50%, 01/15/2028	9,232,310
22,655,641(f)	2.38%, 10/15/2028	22,954,094
6,733,744(f)	0.13%, 07/15/2030	6,025,592
10,253,899(f)	1.13%, 01/15/2033	9,487,833
45,951,245(f)	1.38%, 07/15/2033	43,393,623
43,084,364(f)	1.75%, 01/15/2034	41,807,946
11,313,819(f)	1.50%, 02/15/2053	9,503,439
520,838(f)	2.13%, 02/15/2054	506,300
TOTAL U.S. TREASURY BONDS AND NOTES — 80.04% (Cost $279,955,292)		$280,131,952
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
241,740	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(g), 5.26%(h)	241,740
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.07% (Cost $241,740)		$241,740
TOTAL INVESTMENTS — 98.60% (Cost $344,893,045)		$345,105,176
OTHER ASSETS & LIABILITIES, NET — 1.40%		$4,890,224
TOTAL NET ASSETS — 100.00%		$349,995,400

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of June 28, 2024.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 28, 2024. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan as of June 28, 2024.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Principal amount of the security is adjusted for inflation.
(g)	Collateral received for securities on loan.
(h)	Rate shown is the 7-day yield as of June 28, 2024.
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate.
TIPS	Treasury Inflation Protected Securities
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
As of June 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	324	USD	35,365	Sep 2024	$273,202
U.S. 2 Year Treasury Note Futures	20	USD	4,084	Sep 2024	(2,429)
U.S. 5 Year Treasury Note Futures	631	USD	67,251	Sep 2024	373,971
Short
U.S. 10 Year Ultra Treasury Note Futures	20	USD	2,271	Sep 2024	(13,045)
U.S. Treasury Bond Futures	96	USD	11,358	Sep 2024	(77,054)
U.S. Ultra Long Term Treasury Bond Futures	176	USD	22,061	Sep 2024	(240,503)
				Net Appreciation	$314,142
As of June 28, 2024, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Net Unrealized Appreciation
1-day SOFR	Annual	4.22%	Annual	USD	6,670	04/11/2026	$(24,565)
1-day SOFR	Annual	4.43%	Annual	USD	9,280	04/16/2026	3,440
1-day SOFR	Annual	4.17%	Annual	USD	4,940	05/20/2026	4,622
4.73	Annual	1-day SOFR	Annual	USD	26,440	06/30/2026	191,007
3.80	Annual	1-day SOFR	Annual	USD	14,250	04/13/2028	90,068
1-day SOFR	Annual	3.98%	Annual	USD	450	08/31/2028	11,871
1-day SOFR	Annual	4.30%	Annual	USD	51,920	11/30/2028	(691,201)
4.02	Annual	1-day SOFR	Annual	USD	16,060	04/16/2030	155,502
1-day SOFR	Annual	2.68%	Annual	USD	7,240	07/28/2032	102,596
3.79	Annual	1-day SOFR	Annual	USD	8,250	05/21/2034	(2,674)
1-day SOFR	Annual	3.99%	Annual	USD	8,860	04/16/2035	(158,478)
2.91	Annual	1-day SOFR	Annual	USD	18,940	07/28/2037	(126,407)
3.39	Annual	1-day SOFR	Annual	USD	3,810	05/10/2038	(46,783)
1-day SOFR	Annual	2.08%	Annual	USD	18,040	07/28/2047	105,827
1-day SOFR	Annual	2.56%	Annual	USD	3,690	05/11/2053	38,925
1-day SOFR	Annual	3.38%	Annual	USD	3,940	04/11/2054	(21,462)
1-day SOFR	Annual	3.34%	Annual	USD	4,720	05/20/2054	(5,609)
						Net Depreciation	$(373,321)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.01%
14,944	Air Liquide SA	$ 2,579,147
4,230	Akzo Nobel NV	257,816
41,631	Anglo American PLC	1,315,292
10,375	Antofagasta PLC	275,595
12,261	ArcelorMittal SA	280,891
7,363	Arkema SA	641,637
29,500	Asahi Kasei Corp	189,423
23,545	BASF SE	1,138,226
131,044	BHP Group Ltd	3,745,483
116,432	BlueScope Steel Ltd	1,580,518
6,934	Boliden AB	223,003
3,323	Brenntag SE	224,170
6,360	Clariant AG	100,193
5,211	Covestro AG(a)(b)	305,453
3,836	Croda International PLC	190,788
15,933	DSM-Firmenich AG	1,794,139
187	EMS-Chemie Holding AG(b)	153,025
4,818	Endeavour Mining PLC	102,471
6,758	Evonik Industries AG	137,895
42,714	Fortescue Ltd	608,094
237	Givaudan SA	1,122,579
267,738	Glencore PLC	1,523,328
1,732	Holmen AB Class B	68,150
66,538	ICL Group Ltd	286,131
15,800	JFE Holdings Inc	228,036
35,800	Kaneka Corp	942,800
57,900	Kemira OYJ(b)	1,409,883
33,500	Kingboard Holdings Ltd	78,776
92,600	Kuraray Co Ltd	1,071,405
4,365	Mineral Resources Ltd	156,160
211,400	Mitsubishi Chemical Group Corp	1,177,876
33,200	Mitsubishi Gas Chemical Co Inc	636,861
26,300	Mitsui Chemicals Inc	728,284
11,314	Mondi PLC	217,104
22,400	Nippon Paint Holdings Co Ltd	146,428
4,100	Nippon Sanso Holdings Corp	121,758
28,200	Nippon Soda Co Ltd	926,063
21,400	Nippon Steel Corp	453,646
3,400	Nissan Chemical Corp	108,068
3,800	Nitto Denko Corp	301,404
34,366	Norsk Hydro ASA	214,254
29,601	Northern Star Resources Ltd	257,056
9,554	Novonesis / Novozymes Class B	583,696
2,351	OCI NV	57,419
81,443	Pilbara Minerals Ltd	165,719
55,070	Rio Tinto Ltd	4,362,185
29,072	Rio Tinto PLC	1,907,280
46,600	Shin-Etsu Chemical Co Ltd	1,811,885
6,826	Smurfit Kappa Group PLC	304,458
27,900	Solvay SA	983,868
124,932	South32 Ltd	303,096
6,500	Sumitomo Metal Mining Co Ltd	197,492
6,472	Syensqo SA	577,678
3,527	Symrise AG	431,554
54,400	Tokuyama Corp	1,002,135
Shares		Fair Value
Basic Materials — (continued)
94,800	Tokyo Steel Manufacturing Co Ltd	$ 963,817
40,100	Toray Industries Inc	190,184
5,600	UBE Corp	98,712
5,082	Umicore SA	76,478
13,973	UPM-Kymmene OYJ	490,768
2,260	voestalpine AG	61,099
9,300	Yamato Kogyo Co Ltd	454,098
17,479	Yara International ASA	503,709
		43,546,639
Communications — 5.59%
613,900	Airtel Africa PLC(a)	927,969
23,149	Auto Trader Group PLC(a)	232,939
893,068	Bezeq The Israeli Telecommunication Corp Ltd	1,001,314
16,458	Bollore SE(b)	96,624
996,447	BT Group PLC	1,765,917
8,750	CAR Group Ltd	204,856
4,827	Delivery Hero SE(a)(b)	114,663
5,200	Dentsu Group Inc	131,666
84,130	Deutsche Telekom AG	2,114,651
3,193	Elisa OYJ(b)	146,185
55,469	Grab Holdings Ltd Class A(b)	196,915
500	Hikari Tsushin Inc	93,660
91,000	HKT Trust & HKT Ltd	102,070
33,766	Informa PLC	364,314
27,600	IPSOS SA	1,738,657
105,200	KDDI Corp	2,786,907
101,321	Koninklijke KPN NV	388,337
60,500	LY Corp	146,088
12,000	M3 Inc	114,816
3,000	MercadoLibre Inc(b)	4,930,200
37,700	Metropole Television SA	472,725
5,700	MonotaRO Co Ltd	66,756
1,571	Nice Ltd(b)	270,270
20,000	Nice Ltd Sponsored ADR(b)	3,439,400
2,405,100	Nippon Telegraph & Telephone Corp	2,274,271
60,300	Nippon Television Holdings Inc	875,821
417,940	Nokia OYJ	1,590,707
289,000	NOS SGPS SA	1,022,913
112,863	Orange SA	1,132,074
17,083	Pearson PLC	213,275
36,760	Prosus NV	1,307,131
16,557	Publicis Groupe SA	1,758,669
36,400	Rakuten Group Inc(b)	188,568
19,800	Reach PLC	24,579
27,067	Scout24 SE(a)	2,068,021
9,408	Sea Ltd ADR(b)	671,919
9,457	SEEK Ltd	134,228
70,000	Shopify Inc Class A(b)	4,623,500
225,300	Singapore Telecommunications Ltd	455,911
75,100	SoftBank Corp	918,474
26,800	SoftBank Group Corp	1,723,809
50,362	Spark New Zealand Ltd	127,610
655	Swisscom AG	368,317

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Communications — (continued)
12,092	Tele2 AB Class B	$ 122,061
209,032	Telecom Italia SpA(b)	49,996
173,162	Telefonaktiebolaget LM Ericsson Class B	1,074,854
257,615	Telefonica SA	1,091,320
17,953	Telenor ASA	204,634
32,700	Television Francaise 1 SA	255,329
65,475	Telia Co AB	175,544
113,533	Telstra Group Ltd	274,093
3,400	Trend Micro Inc	138,587
29,500	United Internet AG	637,291
18,904	Vivendi SE	197,578
596,680	Vodafone Group PLC	527,812
1,416	Wix.com Ltd(b)	225,243
28,644	WPP PLC	262,210
3,700	ZOZO Inc	92,506
		48,656,754
Consumer, Cyclical — 14.66%
5,093	Accor SA	208,401
4,183	adidas AG	998,761
3,200	Aisin Corp	104,540
76,989	Amadeus IT Group SA	5,123,191
3,100	ANA Holdings Inc	57,298
14,712	Aristocrat Leisure Ltd	487,194
16,800	Asics Corp	259,025
39,874	Associated British Foods PLC	1,244,512
2,506	Avolta AG	97,426
16,400	Bandai Namco Holdings Inc	321,298
25,839	Barratt Developments PLC	153,428
30,003	Bayerische Motoren Werke AG	2,838,027
2,720	Berkeley Group Holdings PLC	157,160
77,600	Betsson AB Class B	907,198
9,800	Bilia AB Class A	130,104
14,600	Bridgestone Corp	576,107
9,312	Bunzl PLC	353,565
8,868	Burberry Group PLC	98,457
13,858	Cie Financiere Richemont SA	2,165,769
43,754	Cie Generale des Etablissements Michelin SCA	1,691,141
159,100	Citizen Watch Co Ltd	1,066,341
44,931	Compass Group PLC	1,223,499
2,907	Continental AG	164,644
31,615	CTS Eventim AG & Co KGaA	2,631,931
79,440	Daimler Truck Holding AG	3,168,318
14,200	Daiwa House Industry Co Ltd	361,530
8,100	Daiwabo Holdings Co Ltd	145,485
24,300	DCM Holdings Co Ltd	220,949
49,800	Denso Corp	777,330
12,216	Deutsche Lufthansa AG	74,929
484	D'ieteren Group	102,488
14,477	Entain PLC	114,761
52,300	Europris ASA(a)	353,468
4,819	Evolution AB(a)	501,607
4,500	Fast Retailing Co Ltd	1,138,235
3,287	Ferrari NV	1,341,398
4,618	Flutter Entertainment PLC(b)	839,712
Shares		Fair Value
Consumer, Cyclical — (continued)
93,100	Frasers Group PLC(b)	$ 1,037,820
53,000	Galaxy Entertainment Group Ltd	246,658
191,627	Genting Singapore Ltd	121,806
15,734	H & M Hennes & Mauritz AB Class B	249,228
177,800	Harvey Norman Holdings Ltd	492,207
817	Hermes International SCA	1,886,964
374,700	Honda Motor Co Ltd	4,028,023
2,600	Hornbach Holding AG & Co KGaA	219,237
3,000	Hoshizaki Corp	95,423
90,300	IDOM Inc	784,117
1,431	IMCD NV	197,260
28,509	Industria de Diseno Textil SA	1,414,714
4,180	InterContinental Hotels Group PLC	439,112
93,000	Isuzu Motors Ltd	1,236,385
45,600	ITOCHU Corp	2,241,614
79,800	Iveco Group NV	893,590
4,600	Japan Airlines Co Ltd	72,680
38,700	Jardine Cycle & Carriage Ltd	757,140
19,400	JB Hi-Fi Ltd	788,255
79,091	JD Sports Fashion PLC	118,716
192,600	JVCKenwood Corp	1,115,812
3,400	Kaufman & Broad SA	93,431
1,897	Kering SA	690,025
413,099	Kingfisher PLC	1,294,819
3,400	Kohnan Shoji Co Ltd	88,372
3,900	Koito Manufacturing Co Ltd	53,767
23,400	Komeri Co Ltd	510,500
2,680	La Francaise des Jeux SAEM(a)	91,281
51,466	Lottery Corp Ltd	173,463
7,131	LVMH Moet Hennessy Louis Vuitton SE	5,475,121
130,200	Marubeni Corp	2,414,243
8,800	MatsukiyoCocokara & Co	126,371
13,500	Mazda Motor Corp	130,154
2,100	McDonald's Holdings Co Japan Ltd	82,877
49,871	Mercedes-Benz Group AG	3,451,650
86,500	Mitsubishi Corp	1,700,408
103,000	Mitsui & Co Ltd	2,349,082
34,200	Mitsui-Soko Holdings Co Ltd	1,019,754
5,612	Moncler SpA	344,262
2,926	Next PLC	333,834
38,300	NGK Insulators Ltd	491,786
27,100	Nintendo Co Ltd	1,447,183
59,600	Nissan Motor Co Ltd	202,340
24,300	Niterra Co Ltd	708,602
2,000	Nitori Holdings Co Ltd	211,734
62,000	Okamura Corp	869,404
27,500	Oriental Land Co Ltd	768,464
9,100	Pan Pacific International Holdings Corp	212,866
60,700	Panasonic Holdings Corp	498,984
8,026	Pandora A/S	1,208,018
8,707	Persimmon PLC	147,696

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
173,500	Pets at Home Group PLC	$ 647,434
305,100	Piaggio & C SpA	906,219
185,500	Pirelli & C SpA(a)	1,102,320
122,841	Puma SE	5,642,092
265,354	Qantas Airways Ltd(b)	1,032,682
144	Rational AG	119,393
66,200	Redrow PLC	557,612
5,861	Reece Ltd	97,879
5,209	Renault SA	267,142
50,590	Rexel SA	1,308,691
330,000	RS Group PLC	2,914,252
71,600	Sands China Ltd(b)	148,878
122,800	Sankyo Co Ltd	1,335,294
770	SEB SA	79,028
9,900	Sekisui Chemical Co Ltd	137,438
14,400	Sekisui House Ltd	320,043
4,379	Seven Group Holdings Ltd	109,397
2,000	Shimano Inc	309,088
37,800	Singapore Airlines Ltd	192,061
2,309	Sodexo SA	207,997
52,300	Sojitz Corp	1,277,546
32,300	Sony Group Corp	2,752,644
122,571	Stellantis NV	2,412,798
61,300	Subaru Corp	1,303,567
70,900	Sumitomo Corp	1,781,146
17,700	Sumitomo Electric Industries Ltd	276,731
31,400	Sumitomo Forestry Co Ltd	1,006,606
122,600	Super Retail Group Ltd	1,129,652
40,900	Suzuki Motor Corp	472,175
6,936	Swatch Group AG	1,226,767
89,320	Taylor Wimpey PLC	159,890
2,700	Toho Co Ltd	78,986
55,500	Tokmanni Group Corp	778,301
10,300	Tokyo Gas Co Ltd	221,738
69,100	Toyota Boshoku Corp	917,760
3,800	Toyota Industries Corp	323,249
274,400	Toyota Motor Corp	5,629,996
16,800	Toyota Tsusho Corp	328,325
20,834	Universal Music Group NV	619,776
13,900	Valor Holdings Co Ltd	213,206
667	Volkswagen AG	79,923
5,753	Volvo AB Class A	150,402
135,166	Volvo AB Class B	3,473,014
19,562	Volvo Car AB Class B(b)	60,486
176,300	VTech Holdings Ltd	1,318,068
29,743	Wesfarmers Ltd	1,287,913
4,500	Whitbread PLC	168,825
130,000	Yamaha Motor Co Ltd	1,208,584
40,200	Yokohama Rubber Co Ltd	894,156
231,000	Yue Yuen Industrial Holdings Ltd	445,028
6,348	Zalando SE(a)(b)	149,017
2,400	Zensho Holdings Co Ltd	91,499
		127,499,193
Consumer, Non-Cyclical — 22.50%
17,561	Adecco Group AG	582,584
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
546	Adyen NV(a)(b)	$ 648,471
17,900	Aeon Co Ltd	383,114
12,200	Ajinomoto Co Inc	429,382
67,852	Alcon Inc	6,031,494
3,007	Amplifon SpA	106,929
23,414	Anheuser-Busch InBev SA	1,359,318
17,700	Arcs Co Ltd	320,727
1,507	Argenx SE(b)	653,871
12,600	Asahi Group Holdings Ltd	445,846
11,611	Ashtead Group PLC	773,852
47,500	Astellas Pharma Inc	468,623
40,105	AstraZeneca PLC	6,240,627
18,100	Austevoll Seafood ASA	139,985
788	Bachem Holding AG	72,005
92	Barry Callebaut AG	149,980
40,219	Bayer AG	1,133,694
2,708	Beiersdorf AG	396,359
950	BioMerieux	90,334
38,290	Brambles Ltd	369,495
92,016	British American Tobacco PLC	2,825,527
8,775	Bureau Veritas SA	243,849
873	Carl Zeiss Meditec AG	61,375
2,413	Carlsberg A/S Class B	289,690
66,803	Carrefour SA	946,616
33	Chocoladefabriken Lindt & Spruengli AG	592,650
17,900	Chugai Pharmaceutical Co Ltd	637,389
423,500	CK Hutchison Holdings Ltd	2,020,128
92,300	Cloetta AB Class B	179,567
16,310	Coca-Cola Europacific Partners PLC	1,188,510
50,000	Coca-Cola HBC AG	1,700,442
17,707	Cochlear Ltd	3,908,632
34,626	Coles Group Ltd	392,263
3,336	Coloplast A/S Class B	401,031
30,488	CSL Ltd	5,978,597
5,200	Dai Nippon Printing Co Ltd	175,451
170,400	Daiichi Sankyo Co Ltd	5,922,038
16,557	Danone SA	1,014,113
16,010	Davide Campari-Milano NV	151,579
2,993	Demant A/S(b)	129,629
57,710	Diageo PLC	1,811,377
530	DiaSorin SpA	52,724
6,553	Edenred SE	277,925
6,700	Eisai Co Ltd	275,797
101,200	Elders Ltd	548,897
42,575	Endeavour Group Ltd	142,768
7,582	EssilorLuxottica SA	1,629,248
15,528	Essity AB Class B	396,971
3,433	Eurofins Scientific SE	171,887
360,000	Evotec SE(b)	3,450,971
84,168	Experian PLC	3,909,097
548,400	First Resources Ltd	557,664
14,114	Fisher & Paykel Healthcare Corp Ltd	258,331
5,396	Fresenius Medical Care AG	206,218
32,299	Fresenius SE & Co KGaA(b)	964,910
28,900	FUJIFILM Holdings Corp	677,899
16,762	Genmab A/S(b)	4,200,448

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
5,097	Getinge AB Class B	$ 86,577
8,949	Grifols SA(b)	75,682
360,613	GSK PLC	6,933,812
173,233	Haleon PLC	704,615
3,649	Heineken Holding NV	287,613
7,351	Heineken NV	711,180
2,931	Henkel AG & Co KGaA	230,603
41,395	Hikma Pharmaceuticals PLC	985,752
103,949	Imperial Brands PLC	2,658,608
511,000	Inghams Group Ltd	1,231,451
4,484	Intertek Group PLC	270,944
3,843	Ipsen SA	472,147
22,020	Itoham Yonekyu Holdings Inc	589,730
298,968	J Sainsbury PLC	962,472
31,300	Japan Tobacco Inc	847,587
4,137	JDE Peet's NV	82,514
6,733	Jeronimo Martins SGPS SA	131,590
59,200	Kanamoto Co Ltd	1,091,952
12,000	Kao Corp	485,844
3,794	Kerry Group PLC Class A	307,463
7,836	Kesko OYJ Class B	137,851
16,400	Kikkoman Corp	190,601
20,300	Kirin Holdings Co Ltd	262,227
4,200	Kobe Bussan Co Ltd	93,559
123,654	Koninklijke Ahold Delhaize NV	3,638,780
20,934	Koninklijke Philips NV(b)	526,460
8,100	Kyowa Kirin Co Ltd	138,839
6,460	Lifco AB Class B	177,309
1,908	Lonza Group AG	1,038,725
35,400	Loomis AB	919,048
6,233	L'Oreal SA	2,743,553
9	Lotus Bakeries NV	92,819
292,800	Marks & Spencer Group PLC	1,058,314
54,900	Megmilk Snow Brand Co Ltd	888,610
6,100	MEIJI Holdings Co Ltd	131,932
3,438	Merck KGaA	568,561
207,100	Metcash Ltd	487,350
711,500	Mitie Group PLC	1,043,308
39,617	Mowi ASA	658,449
69,057	Nestle SA	7,048,944
14,948	Nexi SpA(a)(b)	91,123
39,200	Nippon Shinyaku Co Ltd	792,525
4,500	Nissin Foods Holdings Co Ltd	114,416
78,100	Nissui Corp	419,821
305	NMC Health PLC(b)(c)	19
126,482	Novartis AG	13,466,750
84,402	Novo Nordisk A/S Class B	12,076,649
30,500	Olympus Corp	492,341
107,900	Ono Pharmaceutical Co Ltd	1,474,272
2,569	Orion OYJ Class B	109,567
79,546	Orkla ASA	645,052
33,100	Otsuka Holdings Co Ltd	1,398,368
5,396	Pernod Ricard SA	736,229
6,245	QIAGEN NV	258,031
4,267	Ramsay Health Care Ltd	134,718
3,784	Randstad NV	171,803
18,440	Reckitt Benckiser Group PLC	997,353
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
2,790	Recordati Industria Chimica e Farmaceutica SpA	$ 145,213
38,400	Recruit Holdings Co Ltd	2,066,196
107,600	Redde Northgate PLC(b)	571,779
48,653	RELX PLC	2,228,605
458	Remy Cointreau SA	38,483
65,709	Rentokil Initial PLC	381,527
36,808	Roche Holding AG	10,220,408
1,736	Salmar ASA	91,044
18,427	Sandoz Group AG	667,943
56,191	Sanofi SA	5,419,237
97,200	Santen Pharmaceutical Co Ltd	994,404
711	Sartorius Stedim Biotech	117,501
7,500	Scandinavian Tobacco Group A/S(a)	105,867
5,300	Secom Co Ltd	313,887
110,944	Securitas AB Class B	1,099,713
56,800	Seven & i Holdings Co Ltd	694,106
3,615	SGS SA	322,284
23,300	Shionogi & Co Ltd	907,501
10,500	Shiseido Co Ltd	299,241
6,947	Siemens Healthineers AG(a)	400,071
22,461	Smith & Nephew PLC	278,286
2,800	Societe BIC SA	164,988
174,000	Sonae SGPS SA(b)	162,862
11,595	Sonic Healthcare Ltd	202,491
1,368	Sonova Holding AG	421,435
2,977	Straumann Holding AG	367,477
47,800	Suedzucker AG	696,203
18,000,000	Sumber Alfaria Trijaya Tbk PT	3,022,916
3,200	Suntory Beverage & Food Ltd	113,652
4,883	Swedish Orphan Biovitrum AB(b)	130,656
14,300	Sysmex Corp	230,830
40,700	Takeda Pharmaceutical Co Ltd	1,055,687
12,000	Tecan Group AG	4,017,806
35,300	Terumo Corp	585,458
827,062	Tesco PLC	3,193,694
32,100	Teva Pharmaceutical Industries Ltd(b)	522,256
28,646	Teva Pharmaceutical Industries Ltd Sponsored ADR(b)	465,498
6,400	TOPPAN Holdings Inc	177,539
78,271	Transurban Group	645,544
19,054	Treasury Wine Estates Ltd	157,659
3,227	UCB SA	479,167
10,600	Unicharm Corp	340,633
64,694	Unilever PLC	3,550,050
1,072,000	United Laboratories International Holdings Ltd	1,134,002
1,543,443	WH Group Ltd(a)	1,015,904
42,100	Wilmar International Ltd	95,999
15,899	Wise PLC Class A(b)	136,259
6,433	Wolters Kluwer NV	1,062,335
31,087	Woolworths Group Ltd	697,963
6,600	Yakult Honsha Co Ltd	118,248
		195,789,817

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Diversified — 0.01%
3,700	Jardine Matheson Holdings Ltd	$ 131,350
Energy — 4.64%
8,529	Aker BP ASA	217,939
6,428	Ampol Ltd	138,256
35,556	APA Group	188,996
371,200	Beach Energy Ltd	367,015
765,200	BP PLC	4,606,594
2,332	DCC PLC(b)	162,607
295,300	ENEOS Holdings Inc	1,521,815
124,908	Eni SpA	1,917,919
59,800	Equinor ASA	1,712,901
11,747	Galp Energia SGPS SA	248,107
23,200	Idemitsu Kosan Co Ltd	150,790
90,900	Inpex Corp	1,334,911
10,328	Neste OYJ	184,298
217,200	New Hope Corp Ltd	703,487
25,967	OMV AG	1,128,715
215,969	Repsol SA	3,424,984
26,300	Rubis SCA	740,924
87,196	Santos Ltd	442,381
316,637	Shell PLC	11,355,085
107,946	TotalEnergies SE	7,227,394
26,048	Vestas Wind Systems A/S(b)	604,000
204,700	Whitehaven Coal Ltd	1,041,597
49,393	Woodside Energy Group Ltd	930,117
		40,350,832
Financial — 20.26%
71,065	3i Group PLC	2,738,005
111,170	ABN AMRO Bank NV(a)	1,825,821
6,879	Admiral Group PLC	227,229
165,318	Aegon Ltd	1,022,149
5,183	AerCap Holdings NV	483,056
26,055	Ageas SA	1,188,806
292,200	AIA Group Ltd	1,976,952
47,394	AIB Group PLC	250,292
16,725	Allianz SE	4,645,051
1,705	Amundi SA(a)	110,274
172,506	ANZ Group Holdings Ltd	3,240,982
17,494	ASR Nederland NV	832,866
4,981	ASX Ltd	198,745
247,485	Aviva PLC	1,490,359
91,493	AXA SA	2,998,339
813	Azrieli Group Ltd	47,500
1,214	Baloise Holding AG	214,032
290,899	Banco Bilbao Vizcaya Argentaria SA	2,920,188
31,026	Banco BPM SpA	199,677
142,048	Banco de Sabadell SA	274,245
879,915	Banco Santander SA	4,094,048
32,991	Bank Hapoalim BM	291,363
38,015	Bank Leumi Le-Israel BM	309,883
117,116	Bank of Ireland Group PLC	1,223,448
935	Banque Cantonale Vaudoise	99,206
389,455	Barclays PLC	1,028,852
16,500	BAWAG Group AG(a)	1,043,050
Shares		Fair Value
Financial — (continued)
63,506	BNP Paribas SA	$ 4,061,344
98,500	BOC Hong Kong Holdings Ltd	303,941
97,668	CaixaBank SA	518,670
88,900	CapitaLand Ascendas REIT	167,499
143,677	CapitaLand Integrated Commercial Trust REIT(b)	209,186
66,500	Capitaland Investment Ltd	130,055
12,200	Chiba Bank Ltd	109,352
49,000	CK Asset Holdings Ltd	183,557
26,859	Commerzbank AG	407,404
43,122	Commonwealth Bank of Australia	3,652,913
13,490	Computershare Ltd	235,937
30,900	Concordia Financial Group Ltd	183,035
1,002	Covivio SA REIT	47,914
87,956	Credit Agricole SA	1,201,006
55,300	Credit Saison Co Ltd	1,151,377
24,100	Dai-ichi Life Holdings Inc	645,395
1,600	Daito Trust Construction Co Ltd	165,618
36,600	Daiwa Securities Group Inc	280,990
111,235	Danske Bank A/S	3,317,698
91,030	DBS Group Holdings Ltd	2,397,621
154,393	Deutsche Bank AG	2,467,597
4,916	Deutsche Boerse AG	1,004,814
30,531	Dexus REIT	131,707
74,928	DNB Bank ASA	1,470,154
66,700	EFG International AG	987,042
9,299	EQT AB	272,622
28,459	Erste Group Bank AG	1,347,112
12,600	Eurazeo SE	1,004,705
1,975	Euronext NV(a)	183,024
2,597	EXOR NV	271,275
19,721	Fastighets AB Balder Class B(b)	135,378
17,035	FinecoBank Banca Fineco SpA	253,128
1,500	Futu Holdings Ltd ADR(b)	98,408
1,177	Gecina SA REIT	108,650
25,863	Generali	643,833
5,538	Gjensidige Forsikring ASA(b)	98,837
44,280	Goodman Group REIT	1,021,532
55,262	GPT Group REIT	147,338
2,181	Groupe Bruxelles Lambert NV	155,291
159,300	Gunma Bank Ltd	1,026,127
18,400	Hang Seng Bank Ltd	236,557
1,568	Hannover Rueck SE	396,921
10,822	Hargreaves Lansdown PLC	154,193
338,000	Helia Group Ltd	869,262
1,042	Helvetia Holding AG	140,836
36,000	Henderson Land Development Co Ltd	96,522
31,800	Hong Kong Exchanges & Clearing Ltd	1,017,700
28,600	Hongkong Land Holdings Ltd	86,944
739,460	HSBC Holdings PLC	6,382,067
11,300	Hulic Co Ltd	100,438
3,160	Industrivarden AB Class A	107,642
4,672	Industrivarden AB Class C	157,759
188,335	ING Groep NV	3,236,098

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
58,928	Insurance Australia Group Ltd	$ 279,350
120,000	Intermediate Capital Group PLC	3,287,886
379,385	Intesa Sanpaolo SpA	1,409,952
163,800	Investec PLC	1,183,051
45,482	Investor AB Class B	1,246,348
30,199	Israel Discount Bank Ltd Class A	150,708
16,500	Jaccs Co Ltd	478,143
12,300	Japan Exchange Group Inc	288,476
37,200	Japan Post Bank Co Ltd	353,213
187,400	Japan Post Holdings Co Ltd	1,862,705
5,200	Japan Post Insurance Co Ltd	101,130
35	Japan Real Estate Investment Corp REIT	110,628
13,752	Julius Baer Group Ltd	769,180
14,800	Jyske Bank A/S	1,179,027
6,500	KBC Group NV	458,006
5,004	Klepierre SA REIT	133,597
1,921	L E Lundbergforetagen AB Class B	95,006
18,729	Land Securities Group PLC REIT	146,222
2,005	LEG Immobilien SE	163,801
267,634	Legal & General Group PLC	766,047
70,567	Link REIT	274,037
3,063,828	Lloyds Banking Group PLC	2,112,391
11,876	London Stock Exchange Group PLC	1,407,931
56,506	M&G PLC	145,195
34,324	Macquarie Group Ltd	4,670,500
230,800	Mapfre SA	532,260
49,900	McMillan Shakespeare Ltd	583,782
65,009	Medibank Pvt Ltd	161,112
85,299	Mediobanca Banca di Credito Finanziario SpA(b)	1,248,611
81,600	Mercialys SA REIT	907,471
107,460	Mirvac Group REIT	133,699
29,100	Mitsubishi Estate Co Ltd	458,134
159,400	Mitsubishi HC Capital Inc	1,054,669
460,800	Mitsubishi UFJ Financial Group Inc	4,972,966
67,100	Mitsui Fudosan Co Ltd	617,583
4,125	Mizrahi Tefahot Bank Ltd	139,885
136,000	Mizuho Financial Group Inc	2,862,446
33,300	MS&AD Insurance Group Holdings Inc	743,456
8,715	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,357,112
80,340	National Australia Bank Ltd	1,937,413
455,491	NatWest Group PLC	1,791,363
34	Nippon Building Fund Inc REIT	119,266
53	Nippon Prologis Inc REIT	82,725
52,250	NN Group NV	2,428,501
75,900	Nomura Holdings Inc	438,424
2,500	Nomura Real Estate Holdings Inc	62,934
100	Nomura Real Estate Master Fund Inc REIT	88,831
Shares		Fair Value
Financial — (continued)
161,220	Nordea Bank Abp	$ 1,921,908
83,700	ORIX Corp	1,855,117
87,500	Oversea-Chinese Banking Corp Ltd	929,197
599	Partners Group Holding AG	767,053
15,571	Phoenix Group Holdings PLC	102,404
69,437	Prudential PLC	629,409
133,134	QBE Insurance Group Ltd	1,536,844
1,277	REA Group Ltd	166,743
52,100	Resona Holdings Inc	346,577
22,900	Ricoh Leasing Co Ltd	758,478
6,482	Sagax AB Class B	166,108
12,017	Sampo OYJ Class A	518,224
7,800	SBI Holdings Inc	197,968
141,905	Scentre Group REIT	294,126
18,580	Schroders PLC	84,985
35,600	SCOR SE	902,400
32,150	Segro PLC REIT	363,667
11,100	Shizuoka Financial Group Inc	107,302
22,400	Singapore Exchange Ltd	156,204
89,735	Sino Land Co Ltd	92,346
41,883	Skandinaviska Enskilda Banken AB Class A	619,227
38,234	Societe Generale SA	898,923
406	Sofina SA	92,387
23,900	Sompo Holdings Inc	512,026
166,437	Standard Chartered PLC	1,502,411
280,113	Stockland REIT	775,847
53,600	Sumitomo Mitsui Financial Group Inc	3,597,897
17,800	Sumitomo Mitsui Trust Holdings Inc	409,065
6,900	Sumitomo Realty & Development Co Ltd	203,604
38,500	Sun Hung Kai Properties Ltd	333,585
34,380	Suncorp Group Ltd	397,569
749,700	Supermarket Income Reit PLC REIT	688,800
154,766	Svenska Handelsbanken AB Class A	1,478,966
74,572	Swedbank AB Class A	1,536,053
12,000	Swire Pacific Ltd Class A	105,943
29,200	Swire Properties Ltd	46,520
761	Swiss Life Holding AG	558,523
2,035	Swiss Prime Site AG	192,704
27,404	Swiss Re AG	3,397,466
5,500	Sydbank AS	291,343
12,000	T&D Holdings Inc	209,605
1,379	Talanx AG	109,892
48,600	Tokio Marine Holdings Inc	1,826,342
7,966	Tryg A/S	174,046
157,897	UBS Group AG	4,637,461
3,195	Unibail-Rodamco-Westfield REIT	252,492
103,272	UniCredit SpA	3,821,688
77,600	United Overseas Bank Ltd	1,789,947
1,400	Valiant Holding AG	158,629
114,667	Vicinity Ltd REIT	140,992
18,781	Vonovia SE	534,477

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
4,917	Warehouses De Pauw CVA REIT	$ 132,802
6,549	Washington H Soul Pattinson & Co Ltd	142,878
90,338	Westpac Banking Corp	1,635,759
31,000	Wharf Holdings Ltd	87,106
44,000	Wharf Real Estate Investment Co Ltd	116,619
3,755	Zurich Insurance Group AG	2,000,274
		176,258,544
Industrial — 14.02%
41,648	ABB Ltd	2,309,420
733	Acciona SA	86,747
5,287	ACS Actividades de Construccion y Servicios SA	228,356
1,951	Aena SME SA(a)	395,072
1,044	Aeroports de Paris SA	127,160
14,500	AGC Inc	471,811
15,429	Airbus SE	2,117,580
7,182	Alfa Laval AB	314,512
9,600	Alstom SA	161,902
92,500	Amada Co Ltd	1,028,468
89	AP Moller - Maersk A/S Class A	151,017
117	AP Moller - Maersk A/S Class B	202,919
26,432	Assa Abloy AB Class B	748,569
69,956	Atlas Copco AB Class A	1,313,512
40,011	Atlas Copco AB Class B	646,070
30,070	Auckland International Airport Ltd	139,748
41,340	Aurizon Holdings Ltd	100,425
79,210	BAE Systems PLC	1,318,867
224,900	Balfour Beatty PLC	1,037,676
8,482	Beijer Ref AB	130,917
3,600	Bekaert SA	150,506
20,700	Bilfinger SE	1,088,582
31,356	Bouygues SA	1,007,920
102,500	bpost SA	332,062
62,300	Brother Industries Ltd	1,100,480
1,600	Bucher Industries AG	643,595
15,100	Cargotec OYJ Class B(b)	1,213,215
12,654	Cellnex Telecom SA(a)	411,565
20,400	Central Japan Railway Co	442,214
160,900	Chemring Group PLC	756,621
15,600	Cia de Distribucion Integral Logista Holdings SA	442,056
39,410	Cie de Saint-Gobain SA(b)	3,065,080
15,000	CK Infrastructure Holdings Ltd	84,709
22,700	D/S Norden A/S	989,589
7,900	Daifuku Co Ltd	148,377
6,900	Daikin Industries Ltd	960,588
559	Dassault Aviation SA	101,228
55,549	Deutsche Post AG	2,255,675
10,000	Dfds A/S	282,560
161,100	DS Smith PLC	853,415
29,405	DSV A/S	4,513,613
24,100	East Japan Railway Co	401,257
Shares		Fair Value
Industrial — (continued)
2,073	Eiffage SA	$ 190,522
721	Elbit Systems Ltd	125,462
16,897	Epiroc AB Class A	338,571
9,400	Epiroc AB Class B	172,545
25,400	FANUC Corp	697,299
13,884	Ferrovial SE	539,379
480,200	Firstgroup PLC	960,303
400	Forbo Holding AG	465,552
3,600	Fuji Electric Co Ltd	205,706
33,600	Fujikura Ltd	664,918
4,627	GEA Group AG	192,360
841	Geberit AG	495,393
8,984	Getlink SE	148,752
9,188	Halma PLC	313,061
6,500	Hankyu Hanshin Holdings Inc	173,390
18,200	Hanwa Co Ltd	698,830
900	Hazama Ando Corp	6,534
18,345	Heidelberg Materials AG	1,896,399
53,518	Hexagon AB Class B	606,425
3,300	Hitachi Construction Machinery Co Ltd	88,490
120,000	Hitachi Ltd	2,701,959
63,881	Holcim AG	5,646,574
64,800	Hosiden Corp	870,745
9,000	Hoya Corp	1,052,454
9,566	Husqvarna AB Class B	76,497
2,900	Ibiden Co Ltd	118,704
6,913	Indutrade AB	177,558
8,509	Infrastrutture Wireless Italiane SpA(a)	88,627
5,357	InPost SA(b)	94,259
1,200	Interroll Holding AG	3,537,398
4,030	Investment AB Latour Class B	108,856
11,059	James Hardie Industries PLC(b)	346,119
21,500	Jungheinrich AG	709,019
13,300	Kaga Electronics Co Ltd	478,017
11,700	Kajima Corp	202,948
23,500	Kamigumi Co Ltd	485,501
9,100	Kawasaki Kisen Kaisha Ltd	132,704
3,700	Keisei Electric Railway Co Ltd	119,652
38,000	Keppel Ltd	180,633
5,000	Keyence Corp	2,188,391
3,839	Kingspan Group PLC	326,268
3,900	Kintetsu Group Holdings Co Ltd	85,065
2,117	Knorr-Bremse AG	161,813
60,000	Komatsu Ltd	1,752,573
9,163	Kone OYJ Class B	454,314
19,800	Konecranes OYJ	1,121,891
2,080	Kongsberg Gruppen ASA	169,381
243,300	Koninklijke BAM Groep NV	1,020,754
25,100	Kubota Corp	352,730
1,216	Kuehne + Nagel International AG	349,943
34,800	Kyocera Corp	401,377
7,044	Legrand SA	699,154
54,760	Leonardo SpA	1,268,725
5,400	Makita Corp	147,841
31,429	Melrose Industries PLC	218,806

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Industrial — (continued)
8,715	Metsa Board OYJ Class B	$ 68,518
14,724	Metso OYJ	156,492
8,800	MINEBEA MITSUMI Inc	181,287
50,400	Mitsubishi Electric Corp	807,666
85,300	Mitsubishi Heavy Industries Ltd	918,261
8,500	Mitsui OSK Lines Ltd	255,567
40,000	MTR Corp Ltd	126,257
16,331	MTU Aero Engines AG	4,163,644
45,600	Murata Manufacturing Co Ltd	944,302
36,479	Nibe Industrier AB Class B	153,852
10,500	Nidec Corp	472,495
21,500	Nippon Express Holdings Inc	995,031
12,100	Nippon Yusen KK	353,041
18,500	Obayashi Corp	221,082
4,500	Omron Corp	155,827
12,682	Orica Ltd	150,609
3,000	Per Aarsleff Holding A/S	164,507
12,968	Poste Italiane SpA(a)	165,012
6,638	Prysmian SpA	409,810
90,500	QinetiQ Group PLC	505,115
1,111	Rheinmetall AG	566,183
3,100	ROCKWOOL A/S Class B	1,256,676
214,740	Rolls-Royce Holdings PLC(b)	1,233,028
8,736	Saab AB Class B	209,881
8,828	Safran SA	1,860,576
27,964	Sandvik AB	561,917
5,200	Sankyu Inc	178,122
1,615	Schindler Holding AG	404,175
14,076	Schneider Electric SE	3,374,662
2,100	SCREEN Holdings Co Ltd	190,384
22,800	Seino Holdings Co Ltd	308,699
8,100	SG Holdings Co Ltd	74,904
5,700	Shimadzu Corp	142,865
19,666	Siemens AG	3,660,345
15,180	Siemens Energy AG(b)	395,813
228,472	SIG Group AG	4,198,365
42,400	Signify NV(a)	1,053,027
15,881	Sika AG	4,533,387
33,700	Singapore Technologies Engineering Ltd	107,312
30,000	SITC International Holdings Co Ltd	81,348
7,751	Skanska AB Class B	139,831
67,742	SKF AB Class B	1,361,428
1,500	SMC Corp	714,685
7,963	Smiths Group PLC	171,236
1,875	Spirax Group PLC	200,842
15,240	Stora Enso OYJ Class R	208,110
35,100	Sumitomo Heavy Industries Ltd	916,024
14,631	Svenska Cellulosa AB SCA Class B	215,322
4,200	Taisei Corp	156,251
10,200	TDK Corp	627,217
34,000	Techtronic Industries Co Ltd	387,596
11,704	Tenaris SA	180,035
2,519	Thales SA	402,960
13,800	Tokyu Corp	152,383
3,300	TOTO Ltd	77,746
5,590	Trelleborg AB Class B	217,542
Shares		Fair Value
Industrial — (continued)
29,700	Tsubakimoto Chain Co	$ 1,153,615
4,741	VAT Group AG(a)	2,677,039
42,600	Verallia SA(a)	1,550,144
12,982	Vinci SA	1,368,360
13,171	Wartsila OYJ Abp	255,337
11,400	West Japan Railway Co	212,718
40,700	Wienerberger AG	1,349,199
7,200	Yamato Holdings Co Ltd	79,343
5,900	Yaskawa Electric Corp	212,748
6,500	Yokogawa Electric Corp	157,860
		122,008,411
Technology — 8.42%
19,400	Advantest Corp	786,203
1,231	ASM International NV	940,947
13,730	ASML Holding NV	13,993,160
2,134	BE Semiconductor Industries NV	356,488
1,805	Bechtle AG	84,905
29,800	Bell System24 Holdings Inc	297,415
82,000	Canon Inc	2,224,468
8,900	Capcom Co Ltd	168,360
4,085	Capgemini SE	811,435
2,398	Check Point Software Technologies Ltd(b)	395,670
21,000	Computacenter PLC	758,284
19,173	CyberArk Software Ltd(b)	5,242,282
16,958	Dassault Systemes SE	637,638
13,400	Disco Corp	5,104,056
50,500	Ferrotec Holdings Corp	872,226
44,900	Fujitsu Ltd	704,188
3,160	Global-e Online Ltd(b)	114,613
3,700	Hamamatsu Photonics KK	99,396
44,360	Indra Sistemas SA	910,925
58,444	Infineon Technologies AG	2,144,913
200,000	Keywords Studios PLC	5,840,117
25,000	Kinaxis Inc(b)	2,882,936
2,500	Konami Group Corp	180,761
2,000	Lasertec Corp	448,961
3,871	Logitech International SA	372,548
20,936	Monday.com Ltd(b)	5,040,551
6,400	NEC Corp	527,722
1,310	Nemetschek SE	127,891
7,500	Nexon Co Ltd	139,532
9,400	Nomura Research Institute Ltd	265,679
4,000	Nova Ltd(b)	938,120
17,000	NTT Data Group Corp	251,142
1,800	Obic Co Ltd	232,258
800	Oracle Corp Japan	55,204
6,800	Otsuka Corp	131,159
341,000	PAX Global Technology Ltd	255,890
1,489	Pro Medicus Ltd	141,414
38,200	Renesas Electronics Corp	724,450
122,100	Ricoh Co Ltd	1,046,532
7,800	Rohm Co Ltd	104,268
26,107	Sage Group PLC	357,508
39,046	SAP SE	7,843,392
3,000	SCSK Corp	60,020

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Technology — (continued)
74,900	Seiko Epson Corp	$ 1,170,918
446,700	Serco Group PLC	1,011,222
4,000	Sopra Steria Group SACA	777,849
44,897	STMicroelectronics NV	1,758,523
9,600	SUMCO Corp	138,872
1,554	Teleperformance SE	164,178
1,427	Temenos AG	98,336
3,800	TietoEVRY OYJ	73,382
6,400	TIS Inc	124,339
12,200	Tokyo Electron Ltd	2,670,585
4,295	WiseTech Global Ltd	285,526
3,629	Xero Ltd(b)	328,193
		73,217,550
Utilities — 1.88%
317,900	A2A SpA	631,091
658	BKW AG	105,028
137,289	Centrica PLC	233,921
15,400	Chubu Electric Power Co Inc	181,925
40,000	CLP Holdings Ltd	323,525
151,400	Drax Group PLC	942,509
56,341	E.ON SE	740,472
85,542	EDP - Energias de Portugal SA	320,723
8,308	EDP Renovaveis SA	116,090
892	Elia Group SA	83,310
7,238	Endesa SA	135,995
211,818	Enel SpA	1,469,762
144,040	Engie SA	2,062,704
11,470	Fortum OYJ(b)	167,915
290,000	Hong Kong & China Gas Co Ltd	220,383
149,886	Iberdrola SA(b)	1,944,760
260,400	Iren SpA	541,878
17,100	Kansai Electric Power Co Inc	287,140
23,463	Mercury NZ Ltd	93,822
29,863	Meridian Energy Ltd	114,412
126,047	National Grid PLC	1,407,134
44,644	Origin Energy Ltd	322,997
4,776	Orsted A/S(a)(b)	253,708
10,300	Osaka Gas Co Ltd	227,633
38,000	Power Assets Holdings Ltd	205,370
9,418	Redeia Corp SA	164,687
16,432	RWE AG	563,706
19,500	Sembcorp Industries Ltd	68,924
7,374	Severn Trent PLC	221,858
48,492	Snam SpA	214,141
28,303	SSE PLC	639,002
34,854	Terna - Rete Elettrica Nazionale	268,677
Shares		Fair Value
Utilities — (continued)
38,600	Tokyo Electric Power Co Holdings Inc(b)	$ 207,860
18,716	United Utilities Group PLC	232,454
17,792	Veolia Environnement SA	532,921
1,700	Verbund AG	134,508
		16,382,945
TOTAL COMMON STOCK — 96.99% (Cost $786,105,636)		$843,842,035
PREFERRED STOCK
Consumer, Cyclical — 0.32%
1,521	Bayerische Motoren Werke AG	134,305
2,962	Dr Ing hc F Porsche AG	220,354
3,891	Porsche Automobil Holding SE	175,608
99,600	Schaeffler AG	574,465
14,592	Volkswagen AG	1,647,640
		2,752,372
Consumer, Non-Cyclical — 0.04%
4,079	Henkel AG & Co KGaA	363,181
Industrial — 0.02%
729	Sartorius AG	170,649
TOTAL PREFERRED STOCK — 0.38% (Cost $3,917,232)		$3,286,202
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.45%
$3,938,000	U.S. Treasury Bills(d) 5.29%, 08/20/2024	3,908,277
TOTAL SHORT TERM INVESTMENTS — 0.45% (Cost $3,908,277)		$3,908,277
TOTAL INVESTMENTS — 97.82% (Cost $793,931,145)		$851,036,514
OTHER ASSETS & LIABILITIES, NET — 2.18%		$18,951,636
TOTAL NET ASSETS — 100.00%		$869,988,150

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
As of June 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
MSCI EAFE Index Futures	76	USD	8,904	Sep 2024	$36,945
				Net Appreciation	$36,945
As of June 28, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	40,250	EUR	37,433	07/01/2024	$155
CGM	USD	3,604	GBP	2,830	07/05/2024	27
CGM	USD	3,965	GBP	3,113	07/18/2024	29
MEL	USD	33,186	AUD	50,232	07/01/2024	(326)
MEL	USD	21,721	AUD	32,846	07/02/2024	(193)
MEL	USD	34,090	AUD	51,302	07/03/2024	(138)
MEL	USD	14,180	AUD	21,289	08/13/2024	(39)
MEL	USD	3,761	AUD	5,645	08/26/2024	(10)
MEL	USD	7,335	AUD	11,007	08/29/2024	(20)
MEL	USD	9,079	AUD	13,624	08/30/2024	(25)
MEL	USD	5,944	AUD	8,915	09/18/2024	(16)
MEL	USD	238,301	CHF	213,500	07/10/2024	310
MEL	USD	9,501	EUR	8,898	07/01/2024	(30)
MEL	USD	18,141	EUR	16,926	07/03/2024	9
MEL	USD	5,277	EUR	4,884	07/08/2024	44
MEL	USD	203,590	EUR	187,000	07/10/2024	3,205
MEL	USD	29,255	EUR	26,850	08/02/2024	451
MEL	USD	5,154	GBP	4,085	07/02/2024	(10)
MEL	USD	8,930	GBP	6,989	07/05/2024	95
MEL	USD	23,588	GBP	18,655	07/11/2024	4
MEL	USD	14,827	GBP	11,618	07/12/2024	140
MEL	USD	6,590	GBP	5,169	07/17/2024	55
MEL	USD	47,278	GBP	36,998	07/19/2024	503
MEL	USD	13,956	GBP	10,947	07/26/2024	116
MEL	USD	7,904	GBP	6,211	08/01/2024	51
MEL	USD	43,582	GBP	34,471	08/02/2024	(3)
MEL	USD	4,273	HKD	33,320	07/05/2024	5
MEL	USD	4,564	HKD	35,600	07/16/2024	3
MEL	USD	11,995	HKD	93,550	08/13/2024	(2)
MEL	USD	134,437	JPY	20,049,937	07/01/2024	9,760
MEL	USD	3,351	JPY	498,525	07/19/2024	243
MEL	USD	19,589	JPY	3,000,000	08/14/2024	804
MEL	USD	10,671	JPY	1,695,750	08/26/2024	32
MEL	USD	3,928	JPY	623,815	08/30/2024	12
MEL	USD	43,133	JPY	6,846,240	09/03/2024	131
MEL	USD	7,723	JPY	1,225,700	09/04/2024	24
MEL	USD	5,901	JPY	936,402	09/05/2024	18
MEL	USD	9,350	JPY	1,482,655	09/09/2024	29
MEL	USD	2,669	JPY	423,045	09/12/2024	8
MEL	USD	2,281	JPY	361,250	09/17/2024	7
MEL	USD	2,030	NZD	3,316	07/10/2024	10
					Net Appreciation	$15,468
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NZD	New Zealand Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
USD	U.S. Dollar
Abbreviations
CGM	Citigroup Global Markets
MEL	Mellon Capital
Summary of Investments by Country as of June 28, 2024.
Country	Fair Value	Percentage of Fund Investments
Japan	$177,379,410	20.84%
United Kingdom	110,781,412	13.02
Switzerland	96,770,148	11.37
Germany	78,787,195	9.26
France	76,524,044	8.99
Australia	59,455,811	6.99
Netherlands	40,985,081	4.82
Denmark	32,375,730	3.80
Spain	24,305,554	2.86
Sweden	23,434,406	2.75
Italy	19,737,885	2.32
Israel	19,006,148	2.23
Ireland	13,992,638	1.64
Hong Kong	13,863,211	1.63
Finland	11,006,867	1.29
Singapore	9,185,995	1.08
Canada	7,506,436	0.88
Norway	6,479,807	0.76
Belgium	6,264,984	0.74
Austria	5,063,683	0.60
Uruguay	4,930,200	0.58
United States	3,908,277	0.46
Indonesia	3,022,915	0.36
Portugal	1,886,194	0.22
South Africa	1,183,051	0.14
New Zealand	1,062,117	0.12
Jordan	985,752	0.12
Luxembourg	632,812	0.07
Chile	275,595	0.03
Macau	148,878	0.02
Poland	94,259	0.01
United Arab Emirates	19	0.00
Total	$851,036,514	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.29%
1,730	Air Products & Chemicals Inc	$ 446,426
991	Albemarle Corp	94,660
9,370	Ashland Inc	885,371
15,070	Cabot Corp	1,384,782
828	Celanese Corp	111,689
1,673	CF Industries Holdings Inc	124,003
5,758	Dow Inc	305,462
21,958	DuPont de Nemours Inc	1,767,399
11,727	Eastman Chemical Co	1,148,894
1,980	Ecolab Inc	471,240
104,269	Ecovyst Inc(a)	935,293
673	FMC Corp	38,731
72,287	Freeport-McMoRan Inc	3,513,148
7,897	Hawkins Inc	718,627
2,141	International Flavors & Fragrances Inc	203,845
2,857	International Paper Co	123,279
3,923	Linde PLC	1,721,452
1,898	LyondellBasell Industries NV Class A	181,563
2,744	Mosaic Co	79,302
8,941	Newmont Corp	374,360
2,058	Nucor Corp	325,329
11,220	PPG Industries Inc	1,412,486
1,874	Sherwin-Williams Co	559,258
1,300	Steel Dynamics Inc	168,350
		17,094,949
Communications — 11.41%
4,640	Airbnb Inc Class A(a)	703,563
47,468	Alphabet Inc Class A	8,646,296
60,397	Alphabet Inc Class C	11,078,018
101,603	Amazon.com Inc(a)	19,634,779
4,685	Arista Networks Inc(a)	1,641,999
56,494	AT&T Inc	1,079,600
448	Booking Holdings Inc	1,774,752
1,457	Cable One Inc(b)	515,778
1,096	CDW Corp	245,329
4,718	Charter Communications Inc Class A(a)	1,410,493
32,738	Cisco Systems Inc	1,555,382
56,236	Comcast Corp Class A	2,202,202
6,650	Corning Inc	258,353
4,751	DoorDash Inc Class A(a)	516,814
4,188	eBay Inc	224,979
856	Etsy Inc(a)	50,487
944	Expedia Group Inc(a)	118,935
446	F5 Inc(a)	76,815
340	FactSet Research Systems Inc	138,812
1,639	Fox Corp Class A	56,332
1,481	Fox Corp Class B	47,422
5,273	Gen Digital Inc	131,720
1,076	GoDaddy Inc Class A(a)	150,328
3,122	Interpublic Group of Cos Inc	90,819
2,430	Juniper Networks Inc	88,598
2,596	Match Group Inc(a)	78,866
423	MercadoLibre Inc(a)	695,158
Shares		Fair Value
Communications — (continued)
26,311	Meta Platforms Inc Class A	$ 13,266,532
1,373	Motorola Solutions Inc	530,047
6,913	Netflix Inc(a)	4,665,445
3,456	News Corp Class A	95,282
1,336	News Corp Class B	37,929
1,732	Omnicom Group Inc	155,360
3,810	Palo Alto Networks Inc(a)	1,291,628
5,146	Paramount Global Class B	53,467
6,976	Shopify Inc Class A(a)	460,765
2,087	Spotify Technology SA(a)	654,880
16,026	T-Mobile US Inc	2,823,461
2,864	Trade Desk Inc Class A(a)	279,727
32,163	Uber Technologies Inc(a)	2,337,607
39,686	United States Cellular Corp(a)	2,215,273
761	VeriSign Inc(a)	135,306
33,885	Verizon Communications Inc	1,397,417
14,781	Walt Disney Co	1,467,605
19,212	Warner Bros Discovery Inc(a)	142,937
		85,223,297
Consumer, Cyclical — 9.21%
16,904	Academy Sports & Outdoors Inc	900,138
16,409	Allison Transmission Holdings Inc	1,245,443
5,950	American Airlines Group Inc(a)	67,413
2,048	Aptiv PLC(a)	144,220
27,968	Atlanta Braves Holdings Inc Class C(a)	1,103,058
320	AutoZone Inc(a)	948,512
1,696	Bath & Body Works Inc	66,229
17,523	Beacon Roofing Supply Inc(a)	1,585,831
1,670	Best Buy Co Inc	140,764
13,205	BJ's Wholesale Club Holdings Inc(a)	1,159,927
6,859	Boot Barn Holdings Inc(a)	884,331
1,922	BorgWarner Inc	61,965
14,257	Brunswick Corp	1,037,482
2,111	Caesars Entertainment Inc(a)	83,891
1,487	CarMax Inc(a)	109,057
8,262	Carnival Corp(a)	154,665
25,100	Chipotle Mexican Grill Inc(a)	1,572,515
12,162	Churchill Downs Inc	1,697,815
7,263	Copart Inc(a)	393,364
3,582	Costco Wholesale Corp	3,044,664
12,162	Crocs Inc(a)	1,774,922
1,056	Cummins Inc	292,438
1,063	Darden Restaurants Inc	160,853
219	Deckers Outdoor Corp(a)	211,981
5,170	Delta Air Lines Inc	245,265
1,689	Dollar General Corp	223,336
1,674	Dollar Tree Inc(a)	178,733
289	Domino's Pizza Inc	149,219
8,316	DR Horton Inc	1,171,974
4,634	Fastenal Co	291,201
32,094	Ford Motor Co	402,459
15,830	Fox Factory Holding Corp(a)	762,848
129,659	Garrett Motion Inc(a)	1,113,771

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
69,221	General Motors Co	$ 3,216,008
1,203	Genuine Parts Co	166,399
1,162	Hasbro Inc	67,977
10,037	Hilton Worldwide Holdings Inc	2,190,073
8,037	Home Depot Inc	2,766,657
18,694	KB Home	1,311,945
2,805	Las Vegas Sands Corp	124,121
2,026	Lennar Corp Class A	303,637
1,161	Live Nation Entertainment Inc(a)	108,832
2,252	LKQ Corp	93,661
4,582	Lowe's Cos Inc	1,010,148
959	Lululemon Athletica Inc(a)	286,453
4,312	Marriott International Inc Class A	1,042,512
5,856	McDonald's Corp	1,492,343
1,961	MGM Resorts International(a)	87,147
89,681	MRC Global Inc(a)	1,157,782
9,998	NIKE Inc Class B	753,549
3,849	Norwegian Cruise Line Holdings Ltd(a)	72,323
22	NVR Inc(a)	166,948
1,772	O'Reilly Automotive Inc(a)	1,871,338
4,372	PACCAR Inc	450,054
327	Pool Corp	100,497
32,018	PulteGroup Inc	3,525,182
239	Ralph Lauren Corp	41,839
2,594	Ross Stores Inc	376,960
1,807	Royal Caribbean Cruises Ltd(a)	288,090
16,228	Skyline Champion Corp(a)	1,099,447
63,570	Southwest Airlines Co	1,818,738
12,088	Starbucks Corp	941,051
1,841	Tapestry Inc	78,776
14,613	Target Corp	2,163,308
28,961	Tesla Inc(a)	5,730,803
9,037	TJX Cos Inc	994,974
875	Tractor Supply Co	236,250
428	Ulta Beauty Inc(a)	165,152
2,696	United Airlines Holdings Inc(a)	131,187
16,085	VSE Corp(b)	1,419,984
6,375	Walgreens Boots Alliance Inc	77,106
93,866	Walmart Inc	6,355,667
865	WW Grainger Inc	780,438
706	Wynn Resorts Ltd	63,187
2,272	Yum! Brands Inc	300,949
		68,809,776
Consumer, Non-Cyclical — 19.14%
13,998	Abbott Laboratories	1,454,532
36,851	AbbVie Inc	6,320,684
2,373	Agilent Technologies Inc	307,612
165,843	Alight Inc Class A(a)	1,223,921
522	Align Technology Inc(a)	126,027
34,778	Alkermes PLC(a)	838,150
14,175	Altria Group Inc	645,671
4,288	Amgen Inc	1,339,786
26,529	Andersons Inc	1,315,838
17,853	ANI Pharmaceuticals Inc(a)	1,136,879
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
4,476	Archer-Daniels-Midland Co	$ 270,574
29,907	AstraZeneca PLC Sponsored ADR	2,332,447
3,353	Automatic Data Processing Inc	800,328
644	Avery Dennison Corp	140,811
4,389	Baxter International Inc	146,812
2,318	Becton Dickinson & Co	541,740
23,619	BellRing Brands Inc(a)	1,349,590
1,201	Biogen Inc(a)	278,416
158	Bio-Rad Laboratories Inc Class A(a)	43,151
1,272	Bio-Techne Corp	91,139
2,151	Block Inc(a)	138,718
39,113	Boston Scientific Corp(a)	3,012,092
16,329	Bristol-Myers Squibb Co	678,143
1,319	Brown-Forman Corp Class B	56,968
1,301	Bunge Global SA	138,908
1,765	Campbell Soup Co	79,760
2,048	Cardinal Health Inc	201,359
1,498	Catalent Inc(a)	84,233
9,550	Celsius Holdings Inc(a)	545,210
1,330	Cencora Inc	299,649
4,514	Centene Corp(a)	299,278
343	Charles River Laboratories International Inc(a)	70,857
2,152	Church & Dwight Co Inc	223,119
9,320	Cigna Group	3,080,912
717	Cintas Corp	502,086
1,103	Clorox Co	150,526
88,738	Coca-Cola Co	5,648,174
6,585	Colgate-Palmolive Co	639,008
10,593	Colliers International Group Inc	1,182,709
4,000	Conagra Brands Inc	113,680
10,676	CONMED Corp	740,060
1,342	Constellation Brands Inc Class A	345,270
1,712	Cooper Cos Inc	149,458
631	Corpay Inc(a)	168,105
46,495	Corteva Inc	2,507,940
78,037	Custom Truck One Source Inc(a)	339,461
10,090	CVS Health Corp	595,915
5,276	Danaher Corp	1,318,209
395	DaVita Inc(a)	54,735
3,119	Dexcom Inc(a)	353,632
7,690	Edwards Lifesciences Corp(a)	710,325
1,867	Elevance Health Inc	1,011,653
11,243	Eli Lilly & Co	10,179,187
942	Equifax Inc	228,397
1,866	Estee Lauder Cos Inc Class A	198,542
10,745	Euronet Worldwide Inc(a)	1,112,108
3,481	GE HealthCare Technologies Inc	271,240
4,351	General Mills Inc	275,244
9,989	Gilead Sciences Inc	685,345
2,130	Global Payments Inc	205,971
14,701	Haemonetics Corp(a)	1,216,214
1,655	HCA Healthcare Inc	531,718
1,204	Henry Schein Inc(a)	77,176

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
8,543	Herc Holdings Inc	$ 1,138,697
1,209	Hershey Co	222,251
1,678	Hologic Inc(a)	124,592
2,133	Hormel Foods Corp	65,035
934	Humana Inc	348,989
682	IDEXX Laboratories Inc(a)	332,270
1,722	Incyte Corp(a)	104,388
29,284	Inmode Ltd(a)	534,140
647	Insulet Corp(a)	130,565
5,473	Intuitive Surgical Inc(a)	2,434,664
1,501	IQVIA Holdings Inc(a)	317,371
3,566	J & J Snack Foods Corp	579,011
836	J M Smucker Co	91,157
20,969	John Wiley & Sons Inc Class A	853,438
19,425	Johnson & Johnson	2,839,158
2,211	Kellanova	127,531
52,049	Kenvue Inc	946,251
7,963	Keurig Dr Pepper Inc	265,964
2,588	Kimberly-Clark Corp	357,662
18,359	Korn Ferry	1,232,623
6,407	Kraft Heinz Co	206,434
5,455	Kroger Co	272,368
671	Labcorp Holdings Inc	136,555
1,211	Lamb Weston Holdings Inc	101,821
15,264	Lantheus Holdings Inc(a)	1,225,547
302	MarketAxess Holdings Inc	60,560
1,915	McCormick & Co Inc	135,850
8,218	McKesson Corp	4,799,641
10,886	Medtronic PLC	856,837
33,648	Merck & Co Inc	4,165,622
2,583	Moderna Inc(a)	306,731
413	Molina Healthcare Inc(a)	122,785
1,520	Molson Coors Beverage Co Class B	77,262
11,062	Mondelez International Inc Class A	723,897
8,061	Monster Beverage Corp(a)	402,647
1,306	Moody's Corp	549,735
60,387	Nomad Foods Ltd	995,178
43,404	Option Care Health Inc(a)	1,202,291
39,516	Pacira BioSciences Inc(a)	1,130,553
8,672	PayPal Holdings Inc(a)	503,236
11,071	PepsiCo Inc	1,825,940
45,345	Pfizer Inc	1,268,753
37,636	Philip Morris International Inc	3,813,656
9,876	Post Holdings Inc(a)	1,028,684
39,370	Procter & Gamble Co	6,492,900
32,712	Quanex Building Products Corp	904,487
3,018	Quanta Services Inc	766,844
948	Quest Diagnostics Inc	129,762
5,514	Regeneron Pharmaceuticals Inc(a)	5,795,379
1,084	ResMed Inc	207,499
1,033	Revvity Inc	108,320
2,240	Rollins Inc	109,290
2,561	S&P Global Inc	1,142,206
12,286	Sanofi SA	1,184,900
1,142	Solventum Corp(a)	60,389
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
7,001	Spectrum Brands Holdings Inc	$ 601,596
713	STERIS PLC	156,532
2,772	Stryker Corp	943,173
37,021	Supernus Pharmaceuticals Inc(a)	990,312
4,078	Sysco Corp	291,128
449	Teleflex Inc	94,438
15,839	Tenet Healthcare Corp(a)	2,107,062
8,170	Thermo Fisher Scientific Inc	4,518,010
2,401	Tyson Foods Inc Class A	137,193
4,183	UFP Technologies Inc(a)	1,103,768
2,929	United Rentals Inc	1,894,272
4,949	United Therapeutics Corp(a)	1,576,504
13,396	UnitedHealth Group Inc	6,822,047
572	Universal Health Services Inc Class B	105,780
23,771	V2X Inc(a)	1,140,057
1,179	Verisk Analytics Inc	317,799
2,106	Vertex Pharmaceuticals Inc(a)	987,124
9,742	Viatris Inc	103,558
523	Waters Corp(a)	151,733
556	West Pharmaceutical Services Inc	183,141
5,268	WEX Inc(a)	933,174
1,583	Zimmer Biomet Holdings Inc	171,803
3,699	Zoetis Inc	641,259
		142,957,181
Energy — 5.48%
45,180	Antero Resources Corp(a)	1,474,223
2,576	APA Corp	75,837
8,282	Baker Hughes Co	291,278
24,620	California Resources Corp	1,310,276
655	Cheniere Energy Inc	114,514
13,999	Chevron Corp	2,189,724
30,598	ConocoPhillips	3,499,799
5,548	Coterra Energy Inc	147,965
35,508	Delek US Holdings Inc	879,178
5,094	Devon Energy Corp	241,456
1,466	Diamondback Energy Inc	293,479
1,218	Enphase Energy Inc(a)	121,447
4,699	EOG Resources Inc	591,463
3,223	EQT Corp	119,187
75,815	Exxon Mobil Corp	8,727,823
926	First Solar Inc(a)	208,776
7,452	Halliburton Co	251,729
2,265	Hess Corp	334,133
15,544	Kinder Morgan Inc	308,859
158,399	Kosmos Energy Ltd(a)	877,530
31,903	Liberty Energy Inc	666,454
4,060	Marathon Oil Corp	116,400
2,965	Marathon Petroleum Corp	514,368
119,445	Newpark Resources Inc(a)	992,588
40,443	Noble Corp PLC	1,805,780
52,400	Northern Oil & Gas Inc	1,947,708
5,411	Occidental Petroleum Corp	341,055
4,869	ONEOK Inc	397,067
3,372	Phillips 66	476,025

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Energy — (continued)
11,388	Schlumberger NV	$ 537,286
61,063	Shell PLC	2,189,812
1,657	Targa Resources Corp	213,388
22,694	Tidewater Inc(a)	2,160,696
14,454	Valero Energy Corp	2,265,809
31,233	Weatherford International PLC(a)	3,824,481
9,665	Williams Cos Inc	410,763
		40,918,356
Financial — 14.70%
4,020	Aflac Inc	359,026
16,723	Agree Realty Corp REIT	1,035,823
1,391	Alexandria Real Estate Equities Inc REIT	162,705
2,112	Allstate Corp	337,202
4,664	American Express Co	1,079,949
31,731	American International Group Inc	2,355,709
8,648	American Tower Corp REIT	1,680,998
830	Ameriprise Financial Inc	354,568
28,665	Ameris Bancorp	1,443,283
1,727	Aon PLC Class A	507,013
16,229	Apollo Global Management Inc	1,916,158
2,973	Arch Capital Group Ltd(a)	299,946
1,789	Arthur J Gallagher & Co	463,906
329	Assurant Inc	54,696
1,060	AvalonBay Communities Inc REIT	219,303
54,591	AXA SA	1,789,015
150,181	Bank of America Corp	5,972,698
6,300	Bank of New York Mellon Corp	377,307
14,697	Berkshire Hathaway Inc Class B(a)	5,978,740
1,147	BlackRock Inc	903,056
8,780	Blackstone Inc	1,086,964
1,799	Brown & Brown Inc	160,849
1,327	BXP Inc REIT	81,690
43,260	Cadence Bank	1,223,393
726	Camden Property Trust REIT	79,214
22,924	Capital One Financial Corp	3,173,828
921	Cboe Global Markets Inc	156,625
2,500	CBRE Group Inc Class A(a)	222,775
47,246	Charles Schwab Corp	3,481,558
3,257	Chubb Ltd	830,796
1,401	Cincinnati Financial Corp	165,458
84,151	Citigroup Inc	5,340,223
3,980	Citizens Financial Group Inc	143,399
7,545	CME Group Inc	1,483,347
3,261	CoStar Group Inc(a)	241,771
3,619	Crown Castle Inc REIT	353,576
2,754	Digital Realty Trust Inc REIT	418,746
1,841	Discover Financial Services	240,821
25,193	Employers Holdings Inc	1,073,978
3,386	Enstar Group Ltd(a)	1,035,100
745	Equinix Inc REIT	563,667
53,404	Equity Commonwealth REIT(a)	1,036,038
2,971	Equity Residential REIT	206,009
Shares		Fair Value
Financial — (continued)
546	Essex Property Trust Inc REIT	$ 148,621
365	Everest Group Ltd	139,072
1,708	Extra Space Storage Inc REIT	265,440
11,173	Federal Agricultural Mortgage Corp Class C	2,020,302
680	Federal Realty Investment Trust REIT	68,660
5,152	Fifth Third Bancorp	187,996
2,164	Franklin Resources Inc	48,365
26,269	Gaming & Leisure Properties Inc REIT	1,187,621
644	Globe Life Inc	52,988
6,454	Goldman Sachs Group Inc	2,919,273
2,480	Hartford Financial Services Group Inc	249,339
5,416	Healthpeak Properties Inc REIT	106,154
69,487	Home BancShares Inc	1,664,909
75,353	Hope Bancorp Inc	809,291
5,466	Host Hotels & Resorts Inc REIT	98,279
11,705	Huntington Bancshares Inc	154,272
4,569	Intercontinental Exchange Inc	625,450
47,381	International Money Express Inc(a)	987,420
3,111	Invesco Ltd	46,541
4,901	Invitation Homes Inc REIT	175,897
2,164	Iron Mountain Inc REIT	193,938
30,383	JPMorgan Chase & Co	6,145,266
18,708	Kemper Corp	1,109,946
7,997	KeyCorp	113,637
6,277	Kimco Realty Corp REIT	122,150
10,819	KKR & Co Inc	1,138,592
1,596	Loews Corp	119,285
1,191	M&T Bank Corp	180,270
4,023	Marsh & McLennan Cos Inc	847,727
10,465	Mastercard Inc Class A	4,616,739
9,085	McGrath RentCorp	968,007
4,778	MetLife Inc	335,368
875	Mid-America Apartment Communities Inc REIT	124,784
10,126	Morgan Stanley	984,146
2,945	Nasdaq Inc	177,466
1,786	Northern Trust Corp	149,988
18,179	Pinnacle Financial Partners Inc	1,455,047
16,985	PNC Financial Services Group Inc	2,640,828
19,364	Popular Inc	1,712,359
30,201	Postal Realty Trust Inc Class A REIT	402,579
1,557	Principal Financial Group Inc	122,147
4,799	Progressive Corp	996,800
7,571	Prologis Inc REIT	850,299
23,437	Prosperity Bancshares Inc	1,432,938
2,950	Prudential Financial Inc	345,710
1,225	Public Storage REIT	352,371
1,377	Raymond James Financial Inc	170,211
7,216	Realty Income Corp REIT	381,149
1,103	Regency Centers Corp REIT	68,607

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
7,526	Regions Financial Corp	$ 150,821
930	SBA Communications Corp REIT	182,559
2,683	Simon Property Group Inc REIT	407,279
37,204	Skyward Specialty Insurance Group Inc(a)	1,346,041
18,582	SouthState Corp	1,420,036
35,757	STAG Industrial Inc REIT	1,289,397
14,428	State Street Corp	1,067,672
17,801	Stifel Financial Corp	1,497,954
2,928	Synchrony Financial	138,172
1,696	T Rowe Price Group Inc	195,566
1,899	Travelers Cos Inc	386,143
11,056	Truist Financial Corp	429,526
2,109	UDR Inc REIT	86,785
12,960	US Bancorp	514,512
3,520	Ventas Inc REIT	180,435
9,058	VICI Properties Inc REIT	259,421
12,788	Visa Inc Class A	3,356,466
38,603	Vornado Realty Trust REIT	1,014,873
1,707	W R Berkley Corp	134,136
28,403	Wells Fargo & Co	1,686,854
4,721	Welltower Inc REIT	492,164
5,421	Weyerhaeuser Co REIT	153,902
772	Willis Towers Watson PLC	202,372
19,709	Wintrust Financial Corp	1,942,519
21,415	WSFS Financial Corp	1,006,505
		109,847,280
Industrial — 11.04%
4,571	3M Co	467,110
930	A O Smith Corp	76,055
13,323	Albany International Corp Class A	1,125,127
677	Allegion PLC	79,988
12,475	Amcor PLC	122,005
1,870	AMETEK Inc	311,748
20,374	Amphenol Corp Class A	1,372,596
19,361	Arcosa Inc	1,614,901
7,138	Atkore Inc	963,130
37,220	Atmus Filtration Technologies Inc(a)	1,071,192
603	Axon Enterprise Inc(a)	177,427
19,237	Ball Corp	1,154,605
20,564	Barnes Group Inc	851,555
21,295	Bel Fuse Inc Class B	1,389,286
4,622	Boeing Co(a)	841,250
1,076	Builders FirstSource Inc(a)	148,929
6,887	Carrier Global Corp	434,432
3,993	Caterpillar Inc	1,330,068
39,477	CECO Environmental Corp(a)	1,138,911
996	CH Robinson Worldwide Inc	87,768
6,192	Clean Harbors Inc(a)	1,400,321
21,528	Columbus McKinnon Corp	743,577
26,467	CRH PLC	1,984,496
15,743	CSX Corp	526,603
2,091	Deere & Co	781,260
Shares		Fair Value
Industrial — (continued)
1,212	Dover Corp	$ 218,705
7,405	Eaton Corp PLC	2,321,838
4,460	Emerson Electric Co	491,314
1,249	Expeditors International of Washington Inc	155,863
12,265	FedEx Corp	3,677,538
2,660	Fortive Corp	197,106
1,297	Garmin Ltd	211,307
2,297	GE Vernova Inc(a)	393,958
45,948	Genco Shipping & Trading Ltd	979,152
545	Generac Holdings Inc(a)	72,060
1,776	General Dynamics Corp	515,289
8,881	General Electric Co	1,411,813
21,605	Griffon Corp	1,379,695
15,689	Honeywell International Inc	3,350,229
2,983	Howmet Aerospace Inc	231,570
473	Hubbell Inc	172,872
307	Huntington Ingalls Industries Inc	75,623
669	IDEX Corp	134,603
2,184	Illinois Tool Works Inc	517,521
26,712	Ingersoll Rand Inc	2,426,518
21,700	International Seaways Inc	1,283,121
2,704	Jabil Inc	294,168
874	Jacobs Solutions Inc	122,107
78,297	Janus International Group Inc(a)	988,891
726	JB Hunt Transport Services Inc	116,160
26,199	Johnson Controls International PLC	1,741,448
6,209	Kadant Inc	1,824,080
1,427	Keysight Technologies Inc(a)	195,142
23,872	Knife River Corp(a)	1,674,382
1,529	L3Harris Technologies Inc	343,383
47,149	Leonardo DRS Inc(a)	1,202,771
13,747	Limbach Holdings Inc(a)	782,617
4,609	Littelfuse Inc	1,178,014
1,738	Lockheed Martin Corp	811,820
506	Martin Marietta Materials Inc	274,151
1,833	Masco Corp	122,206
51,534	MDU Resources Group Inc	1,293,503
25,823	Mercury Systems Inc(a)	696,963
177	Mettler-Toledo International Inc(a)	247,373
378	Mohawk Industries Inc(a)	42,937
15,964	Moog Inc Class A	2,670,777
419	Nordson Corp	97,183
1,851	Norfolk Southern Corp	397,391
5,647	Northrop Grumman Corp	2,461,810
1,476	Old Dominion Freight Line Inc	260,662
9,622	Otis Worldwide Corp	926,214
788	Packaging Corp of America	143,857
1,062	Parker-Hannifin Corp	537,170
1,123	Pentair PLC	86,100
47,907	Pure Cycle Corp(a)	457,512
1,703	Republic Services Inc	330,961
921	Rockwell Automation Inc	253,533
31,817	RTX Corp	3,194,109
444	Snap-on Inc	116,057

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Industrial — (continued)
1,266	Stanley Black & Decker Inc	$ 101,141
14,307	TD SYNNEX Corp	1,651,028
2,370	TE Connectivity Ltd	356,519
400	Teledyne Technologies Inc(a)	155,192
1,767	Textron Inc	151,715
4,441	Trane Technologies PLC	1,460,778
1,263	TransDigm Group Inc	1,613,621
2,098	Trimble Inc(a)	117,320
87,156	TTM Technologies Inc(a)	1,693,441
13,890	UFP Industries Inc	1,555,680
4,841	Union Pacific Corp	1,095,325
5,823	United Parcel Service Inc Class B	796,878
1,591	Veralto Corp	151,893
4,893	Vertiv Holdings Co Class A	423,587
87,805	Vontier Corp	3,354,151
1,094	Vulcan Materials Co	272,056
2,933	Waste Management Inc	625,726
1,365	Westinghouse Air Brake Technologies Corp	215,738
2,023	Westrock Co	101,676
1,956	Xylem Inc	265,292
		82,456,244
Technology — 22.28%
5,065	Accenture PLC Class A	1,536,772
3,795	Adobe Inc(a)	2,108,274
21,991	Advanced Micro Devices Inc(a)	3,567,160
1,333	Akamai Technologies Inc(a)	120,077
4,071	Analog Devices Inc	929,246
655	ANSYS Inc(a)	210,583
134,491	Apple Inc	28,326,494
6,699	Applied Materials Inc	1,580,897
273	ASML Holding NV	279,205
1,732	Autodesk Inc(a)	428,583
5,246	Broadcom Inc	8,422,610
861	Broadridge Financial Solutions Inc	169,617
2,179	Cadence Design Systems Inc(a)	670,587
4,092	Cognizant Technology Solutions Corp Class A	278,256
16,413	Concentrix Corp	1,038,615
21,077	Crane NXT Co	1,294,549
1,896	Crowdstrike Holdings Inc Class A(a)	726,528
1,264	Dayforce Inc(a)	62,694
1,976	Electronic Arts Inc	275,316
504	EPAM Systems Inc(a)	94,807
463	Fair Isaac Corp(a)	689,250
4,455	Fidelity National Information Services Inc	335,729
4,793	Fiserv Inc(a)	714,349
4,880	Fortinet Inc(a)	294,118
649	Gartner Inc(a)	291,440
35,199	HashiCorp Inc Class A(a)	1,185,854
9,526	Hewlett Packard Enterprise Co	201,665
6,528	HP Inc	228,611
Shares		Fair Value
Technology — (continued)
658	HubSpot Inc(a)	$ 388,082
34,143	Intel Corp	1,057,409
7,385	International Business Machines Corp	1,277,236
3,382	Intuit Inc	2,222,684
505	Jack Henry & Associates Inc	83,840
1,102	KLA Corp	908,610
1,989	Lam Research Corp	2,117,987
1,146	Leidos Holdings Inc	167,179
4,469	Microchip Technology Inc	408,914
8,920	Micron Technology Inc	1,173,248
88,472	Microsoft Corp	39,542,560
11,438	MKS Instruments Inc	1,493,574
390	MongoDB Inc(a)	97,484
391	Monolithic Power Systems Inc	321,277
661	MSCI Inc	318,437
1,640	NetApp Inc	211,232
260,126	NVIDIA Corp	32,135,966
9,787	NXP Semiconductors NV	2,633,584
3,592	ON Semiconductor Corp(a)	246,232
45,107	Oracle Corp	6,369,108
34,752	PagerDuty Inc(a)(b)	796,863
2,660	Paychex Inc	315,370
412	Paycom Software Inc	58,932
1,020	PTC Inc(a)	185,303
612	Qorvo Inc(a)	71,016
24,832	QUALCOMM Inc	4,946,038
9,790	Rambus Inc(a)	575,260
891	Roper Technologies Inc	502,221
8,515	Salesforce Inc	2,189,207
1,617	Seagate Technology Holdings PLC	166,988
2,692	ServiceNow Inc(a)	2,117,716
1,096	Skyworks Solutions Inc	116,812
403	Super Micro Computer Inc(a)	330,198
2,796	Synopsys Inc(a)	1,663,788
5,009	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	870,614
1,356	Take-Two Interactive Software Inc(a)	210,844
1,325	Teradyne Inc	196,484
7,285	Texas Instruments Inc	1,417,151
301	Tyler Technologies Inc(a)	151,337
2,848	Western Digital Corp(a)	215,793
394	Zebra Technologies Corp Class A(a)	121,718
		166,456,182
Utilities — 2.38%
6,149	AES Corp	108,038
14,773	ALLETE Inc	921,096
2,100	Alliant Energy Corp	106,890
2,346	Ameren Corp	166,824
4,288	American Electric Power Co Inc	376,229
1,456	American Water Works Co Inc	188,057
1,324	Atmos Energy Corp	154,445

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Utilities — (continued)
5,399	CenterPoint Energy Inc	$ 167,261
2,607	CMS Energy Corp	155,195
2,800	Consolidated Edison Inc	250,376
8,100	Constellation Energy Corp	1,622,187
6,824	Dominion Energy Inc	334,376
1,763	DTE Energy Co	195,711
6,066	Duke Energy Corp	607,995
2,854	Edison International	204,946
1,850	Entergy Corp	197,950
2,168	Evergy Inc	114,839
2,964	Eversource Energy	168,088
8,306	Exelon Corp	287,471
4,457	FirstEnergy Corp	170,569
49,295	NextEra Energy Inc	3,490,579
2,857	NiSource Inc	82,310
31,481	NRG Energy Inc	2,451,111
17,017	PG&E Corp	297,117
1,122	Pinnacle West Capital Corp	85,698
57,935	PPL Corp	1,601,903
3,964	Public Service Enterprise Group Inc	292,147
4,999	Sempra	380,224
8,732	Southern Co	677,341
11,742	Talen Energy Corp(a)	1,303,597
2,727	Vistra Corp	234,467
2,329	WEC Energy Group Inc	182,733
4,448	Xcel Energy Inc	237,568
		17,815,338
TOTAL COMMON STOCK — 97.93% (Cost $580,431,577)		$731,578,603
EXCHANGE TRADED FUNDS
2,500	iShares Russell 1000 Value ETF	436,175

TOTAL EXCHANGE TRADED FUNDS — 0.06% (Cost $437,426)		$436,175
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,838,629	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 5.26%(d)	$ 1,838,629
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.24% (Cost $1,838,629)		$1,838,629
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.59%
$4,421,500	U.S. Treasury Bills(e) 5.30%, 08/20/2024	4,387,908
TOTAL SHORT TERM INVESTMENTS — 0.59% (Cost $4,387,908)		$4,387,908
TOTAL INVESTMENTS — 98.82% (Cost $587,095,540)		$738,241,315
OTHER ASSETS & LIABILITIES, NET — 1.18%		$8,790,997
TOTAL NET ASSETS — 100.00%		$747,032,312

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 28, 2024.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 28, 2024.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
As of June 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	20	USD	5,522	Sep 2024	$12,670
				Net Appreciation	$12,670
As of June 28, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	348,193	EUR	318,300	09/18/2024	$5,934
BB	USD	604,982	GBP	473,600	09/18/2024	5,935
CGM	USD	13,547	GBP	10,600	09/18/2024	140
GS	USD	31,422	GBP	24,600	09/18/2024	306
HSB	USD	524,896	EUR	481,200	09/18/2024	7,474
HSB	USD	219,825	GBP	172,100	09/18/2024	2,139
MS	USD	992,626	EUR	907,000	09/18/2024	17,354
NWM	USD	497,636	EUR	454,900	09/18/2024	8,494
NWM	USD	980,835	GBP	767,900	09/18/2024	9,533
SSB	USD	100,116	EUR	93,300	09/18/2024	(207)
SSB	USD	982,987	GBP	769,600	09/18/2024	9,535
TD	USD	410,522	EUR	375,300	09/18/2024	6,972
TD	USD	337,719	GBP	264,400	09/18/2024	3,285
UBS	USD	82,264	EUR	75,200	09/18/2024	1,403
WES	USD	499,607	GBP	391,100	09/18/2024	4,913
					Net Appreciation	$83,210
Abbreviations
BB	Barclays Bank PLC
CGM	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
NWM	NatWest Markets PLC
SSB	State Street Bank
TD	Toronto Dominion Bank
UBS	UBS AG
WES	Westpac Banking
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2024 (Unaudited)
	Empower Core Strategies: Flexible Bond Fund	Empower Core Strategies: Inflation-Protected Securities Fund	Empower Core Strategies: International Equity Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,328,269,614	$345,105,176	$851,036,514
Cash	26,099,738	1,100,199	12,964,601
Cash denominated in foreign currencies, fair value(c)	-	-	4,567,250
Cash pledged on futures contracts	83,130	864,018	472,724
Cash pledged on centrally cleared swaps	-	1,210,829	-
Dividends and interest receivable	11,365,061	1,719,443	2,707,574
Subscriptions receivable	1,313,661	349,175	1,081,823
Receivable for investments sold	249,595	21,556,794	2,393,612
Variation margin on futures contracts	-	187,116	11,015
Variation margin on centrally cleared swaps	-	59,711	-
Unrealized appreciation on forward foreign currency contracts	-	-	16,280
Total Assets	1,367,380,799	372,152,461	875,251,393
LIABILITIES:
Payable for TBA investments purchased	3,968,377	-	-
Payable for director fees	20,933	20,933	20,933
Payable for investments purchased	20,862,662	21,328,398	3,502,277
Payable for other accrued fees	310,122	161,938	489,627
Payable for shareholder services fees	354,283	92,389	231,730
Payable to investment adviser	384,482	65,235	348,152
Payable upon return of securities loaned	5,065,549	241,740	-
Redemptions payable	1,193,495	246,428	669,712
Unrealized depreciation on forward foreign currency contracts	-	-	812
Variation margin on futures contracts	1,247,558	-	-
Total Liabilities	33,407,461	22,157,061	5,263,243
NET ASSETS	$1,333,973,338	$349,995,400	$869,988,150
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$15,799,598	$13,113,708	$8,411,395
Paid-in capital in excess of par	1,611,576,254	337,320,287	854,181,717
Undistributed/accumulated earnings (deficit)	(293,402,514)	(438,595)	7,395,038
NET ASSETS	$1,333,973,338	$349,995,400	$869,988,150
NET ASSETS BY CLASS
Investor Class	$1,322,473,473	$347,139,152	$861,614,532
Institutional Class	$11,499,865	$2,856,248	$8,373,618
CAPITAL STOCK:
Authorized
Investor Class	1,080,000,000	500,000,000	299,000,000
Institutional Class	15,000,000	20,000,000	25,000,000
Issued and Outstanding
Investor Class	156,804,684	130,357,374	83,249,074
Institutional Class	1,191,292	779,707	864,877
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.43	$2.66	$10.35
Institutional Class	$9.65	$3.66	$9.68
(a) Cost of investments	$1,407,238,019	$344,893,045	$793,931,145
(b) Including fair value of securities on loan	$4,894,004	$233,986	$-
(c) Cost of cash denominated in foreign currencies	$-	$-	$4,646,218
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2024 (Unaudited)
Empower Core Strategies: U.S. Equity Fund
ASSETS:
Investments in securities, fair value(a)(b)	$738,241,315
Cash	13,132,659
Cash pledged on futures contracts	398,301
Dividends receivable	438,809
Subscriptions receivable	578,180
Receivable for investments sold	2,562,039
Unrealized appreciation on forward foreign currency contracts	83,417
Total Assets	755,434,720
LIABILITIES:
Payable for director fees	20,933
Payable for investments purchased	5,050,194
Payable for other accrued fees	340,430
Payable for shareholder services fees	193,368
Payable to investment adviser	262,495
Payable upon return of securities loaned	1,838,629
Redemptions payable	671,652
Unrealized depreciation on forward foreign currency contracts	207
Variation margin on futures contracts	24,500
Total Liabilities	8,402,408
NET ASSETS	$747,032,312
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,939,699
Paid-in capital in excess of par	571,683,541
Undistributed/accumulated earnings	169,409,072
NET ASSETS	$747,032,312
NET ASSETS BY CLASS
Investor Class	$730,997,459
Institutional Class	$16,034,853
CAPITAL STOCK:
Authorized
Investor Class	300,000,000
Institutional Class	25,000,000
Issued and Outstanding
Investor Class	58,378,727
Institutional Class	1,018,258
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.52
Institutional Class	$15.75
(a) Cost of investments	$587,095,540
(b) Including fair value of securities on loan	$1,824,461
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 28, 2024 (Unaudited)
	Empower Core Strategies: Flexible Bond Fund	Empower Core Strategies: Inflation-Protected Securities Fund	Empower Core Strategies: International Equity Fund
INVESTMENT INCOME:
Interest	$37,704,625	$10,248,192	$-
Income from securities lending	136,650	2,180	1,108
Dividends	125,440	-	16,362,173
Foreign withholding tax	(13,321)	-	(2,510,523)
Total Income	37,953,394	10,250,372	13,852,758
EXPENSES:
Management fees	2,978,119	583,462	1,819,164
Shareholder services fees – Investor Class	2,723,186	613,950	1,187,186
Audit and tax fees	21,287	26,000	36,383
Custodian fees	40,365	10,835	202,101
Directors fees	18,513	18,513	18,513
Legal fees	5,221	5,222	5,221
Pricing fees	43,138	-	17,170
Registration fees	82,149	73,036	57,080
Shareholder report fees	42,870	2,900	49,839
Transfer agent fees	4,270	4,283	4,282
Other fees	17,137	15,558	15,740
Total Expenses	5,976,255	1,353,759	3,412,679
Less amount waived by investment adviser	22,365	121,065	32,572
Net Expenses	5,953,890	1,232,694	3,380,107
NET INVESTMENT INCOME	31,999,504	9,017,678	10,472,651
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments and foreign currency transactions	(49,848,868)	1,256,324	3,217,660
Net realized gain on interest rate swaps	-	417,665	-
Net realized gain (loss) on futures contracts	1,520,936	(317,642)	901,316
Net Realized Gain (Loss)	(48,327,932)	1,356,347	4,118,976
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	16,608,627	(7,093,390)	14,002,190
Net change in unrealized depreciation on interest rate swaps	-	(394,878)	-
Net change in unrealized appreciation (depreciation) on futures contracts	(12,031,349)	531,955	(139,115)
Net change in unrealized appreciation on forward foreign currency contracts	-	-	34,939
Net Change in Unrealized Appreciation (Depreciation)	4,577,278	(6,956,313)	13,898,014
Net Realized and Unrealized Gain (Loss)	(43,750,654)	(5,599,966)	18,016,990
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,751,150)	$3,417,712	$28,489,641
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 28, 2024 (Unaudited)
Empower Core Strategies: U.S. Equity Fund
INVESTMENT INCOME:
Interest	$380,445
Income from securities lending	6,802
Dividends	5,029,231
Foreign withholding tax	(46,329)
Total Income	5,370,149
EXPENSES:
Management fees	1,672,236
Shareholder services fees – Investor Class	1,217,348
Audit and tax fees	16,705
Custodian fees	96,995
Directors fees	18,513
Legal fees	5,222
Pricing fees	909
Registration fees	61,836
Shareholder report fees	52,405
Transfer agent fees	4,282
Other fees	15,996
Total Expenses	3,162,447
Less amount waived by investment adviser	20,729
Net Expenses	3,141,718
NET INVESTMENT INCOME	2,228,431
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	18,261,106
Net realized gain on futures contracts	1,073,273
Net realized loss on forward foreign currency contracts	(15,371)
Net Realized Gain	19,319,008
Net change in unrealized appreciation on investments and foreign currency translations	71,851,033
Net change in unrealized depreciation on futures contracts	(272,050)
Net change in unrealized appreciation on forward foreign currency contracts	212,810
Net Change in Unrealized Appreciation	71,791,793
Net Realized and Unrealized Gain	91,110,801
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$93,339,232
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Core Strategies: Flexible Bond Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income	$31,999,504	$62,623,916
Net realized loss	(48,327,932)	(83,613,807)
Net change in unrealized appreciation	4,577,278	109,652,593
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,751,150)	88,662,702
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(30,606,647)	(61,972,556)
Institutional Class	(253,046)	(412,788)
From Net Investment Income and Net Realized Gains	(30,859,693)	(62,385,344)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	208,041,970	651,270,818
Institutional Class	950,980	2,646,554
Shares issued in reinvestment of distributions
Investor Class	30,606,647	61,972,556
Institutional Class	253,046	412,788
Shares redeemed
Investor Class	(585,100,949)	(689,978,201)
Institutional Class	(1,441,906)	(2,953,921)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(346,690,212)	23,370,594
Total Increase (Decrease) in Net Assets	(389,301,055)	49,647,952
NET ASSETS:
Beginning of Period	1,723,274,393	1,673,626,441
End of Period	$1,333,973,338	$1,723,274,393
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	24,332,767	75,974,615
Institutional Class	97,019	270,675
Shares issued in reinvestment of distributions
Investor Class	3,600,782	7,205,472
Institutional Class	26,007	42,063
Shares redeemed
Investor Class	(69,037,512)	(82,077,836)
Institutional Class	(147,464)	(305,281)
Net Increase (Decrease)	(41,128,401)	1,109,708
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Core Strategies: Inflation-Protected Securities Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income	$9,017,678	$4,400,720
Net realized gain (loss)	1,356,347	(769,824)
Net change in unrealized appreciation (depreciation)	(6,956,313)	8,151,070
Net Increase in Net Assets Resulting from Operations	3,417,712	11,781,966
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(8,446,952)	(4,350,839)
Institutional Class	(53,485)	(51,011)
From Net Investment Income and Net Realized Gains	(8,500,437)	(4,401,850)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	78,995,758	314,816,463
Institutional Class	1,164,955	543,287
Shares issued in reinvestment of distributions
Investor Class	8,446,952	4,350,839
Institutional Class	53,485	51,011
Shares redeemed
Investor Class	(79,713,950)	(21,450,793)
Institutional Class	(747,168)	(618,501)
Net Increase in Net Assets Resulting from Capital Share Transactions	8,200,032	297,692,306
Total Increase in Net Assets	3,117,307	305,072,422
NET ASSETS:
Beginning of Period	346,878,093	41,805,671
End of Period	$349,995,400	$346,878,093
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	29,262,063	119,201,765
Institutional Class	315,673	148,354
Shares issued in reinvestment of distributions
Investor Class	3,163,652	1,606,283
Institutional Class	14,574	14,008
Shares redeemed
Investor Class	(29,623,494)	(7,999,517)
Institutional Class	(202,950)	(169,899)
Net Increase	2,929,518	112,800,994
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Core Strategies: International Equity Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income	$10,472,651	$6,376,762
Net realized gain (loss)	4,118,976	(2,211,507)
Net change in unrealized appreciation	13,898,014	54,928,220
Net Increase in Net Assets Resulting from Operations	28,489,641	59,093,475
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(10,107,105)	(6,896,697)
Institutional Class	(114,404)	(345,454)
From Net Investment Income and Net Realized Gains	(10,221,509)	(7,242,151)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	323,871,182	513,718,127
Institutional Class	689,081	1,507,956
Shares issued in reinvestment of distributions
Investor Class	10,107,105	6,896,697
Institutional Class	114,404	345,454
Shares redeemed
Investor Class	(72,325,151)	(67,251,034)
Institutional Class	(933,950)	(2,310,659)
Net Increase in Net Assets Resulting from Capital Share Transactions	261,522,671	452,906,541
Total Increase in Net Assets	279,790,803	504,757,865
NET ASSETS:
Beginning of Period	590,197,347	85,439,482
End of Period	$869,988,150	$590,197,347
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	31,346,496	55,515,713
Institutional Class	70,873	168,417
Shares issued in reinvestment of distributions
Investor Class	969,972	732,645
Institutional Class	11,746	39,216
Shares redeemed
Investor Class	(7,015,361)	(7,181,565)
Institutional Class	(97,899)	(257,960)
Net Increase	25,285,827	49,016,466
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Core Strategies: U.S. Equity Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income	$2,228,431	$4,874,454
Net realized gain	19,319,008	34,871,584
Net change in unrealized appreciation	71,791,793	77,117,090
Net Increase in Net Assets Resulting from Operations	93,339,232	116,863,128
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(2,161,562)	(33,699,919)
Institutional Class	(48,298)	(687,188)
From Net Investment Income and Net Realized Gains	(2,209,860)	(34,387,107)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	82,377,849	773,816,924
Institutional Class	520,881	2,678,747
Shares issued in reinvestment of distributions
Investor Class	2,161,562	33,699,919
Institutional Class	48,298	687,188
Shares redeemed
Investor Class	(120,872,883)	(462,422,151)
Institutional Class	(3,046,576)	(5,160,238)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(38,810,869)	343,300,389
Total Increase in Net Assets	52,318,503	425,776,410
NET ASSETS:
Beginning of Period	694,713,809	268,937,399
End of Period	$747,032,312	$694,713,809
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	6,959,646	76,123,940
Institutional Class	35,504	212,550
Shares issued in reinvestment of distributions
Investor Class	172,787	3,051,670
Institutional Class	3,068	49,582
Shares redeemed
Investor Class	(10,219,142)	(44,534,953)
Institutional Class	(204,723)	(395,422)
Net Increase (Decrease)	(3,252,860)	34,507,367
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)
Investor Class
06/28/2024 (Unaudited)	$8.65	0.17	(0.19)	(0.02)	—	(0.20)	—	(0.20)	$8.43	(0.25%) (c)
12/31/2023	$8.44	0.30	0.22	0.52	—	(0.31)	—	(0.31)	$8.65	6.06%
12/31/2022 (d)	$9.02	0.13	(0.54)	(0.41)	(0.00) (e)	(0.16)	—	(0.16)	$8.44	(4.58%) (c)
04/30/2022	$9.85	0.07	(0.86)	(0.79)	—	(0.04)	—	(0.04)	$9.02	(8.04%)
04/30/2021 (f)	$10.00	0.03	(0.17)	(0.14)	—	(0.01)	—	(0.01)	$9.85	(1.35%) (c)
Institutional Class
06/28/2024 (Unaudited)	$9.87	0.21	(0.21)	0.00	—	(0.22)	—	(0.22)	$9.65	(0.05%) (c)
12/31/2023	$9.60	0.37	0.24	0.61	—	(0.34)	—	(0.34)	$9.87	6.42%
12/31/2022 (d)	$10.23	0.18	(0.64)	(0.46)	(0.00) (e)	(0.17)	—	(0.17)	$9.60	(4.47%) (c)
04/30/2022	$11.14	0.12	(0.98)	(0.86)	—	(0.05)	—	(0.05)	$10.23	(7.72%)
04/30/2021	$10.86	0.17	0.11	0.28	—	(0.00) (e)	—	(0.00) (e)	$11.14	2.60%
04/30/2020	$10.13	0.28	0.65	0.93	—	(0.20)	—	(0.20)	$10.86	9.32%
04/30/2019	$10.00	0.27	0.12	0.39	—	(0.26)	(0.00)(e)	(0.26)	$10.13	3.93% (c)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)(h)
Investor Class
06/28/2024 (Unaudited)	$1,322,473	0.76% (i)	0.76% (i)	4.08% (i)	48% (c)
12/31/2023	$1,711,276	0.75%	0.75%	3.52%	50%
12/31/2022 (d)	$1,662,026	0.77% (i)	0.77% (i)	2.27% (i)	96% (c)
04/30/2022	$1,773,436	0.76%	0.76%	0.76%	210%
04/30/2021 (f)	$951,807	0.79% (i)	0.79% (i)	0.42% (i)	180%
Institutional Class
06/28/2024 (Unaudited)	$11,500	0.85% (i)	0.45% (i)	4.41% (i)	48% (c)
12/31/2023	$11,998	0.74%	0.45%	3.83%	50%
12/31/2022 (d)	$11,600	0.57% (i)	0.45% (i)	2.64% (i)	96% (c)
04/30/2022	$10,647	0.88%	0.45%	1.09%	210%
04/30/2021	$4,298	1.13%	0.45%	1.50%	180%
04/30/2020	$10,459	1.37%	0.45%	2.64%	60%
04/30/2019	$8,949	1.67% (i)	0.45% (i)	3.21% (i)	17% (c)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Not annualized for periods less than one full year.
(d)	For the period May 1, 2022 to December 31, 2022. The Board of Directors of Empower Funds, Inc. approved a change to the Fund's fiscal year end from April 30 to December 31, beginning December 31, 2022.
(e)	Amount was less than $0.01 per share.
(f)	Investor Class inception date was September 3, 2020.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 47% for the period ended June 28, 2024, 46% for the year ended December 31, 2023, 52% for the period ended December 31, 2022, and 40%, 51%, 57%, and 17% for the years ended April 30, 2022, 2021, 2020, and 2019, respectively.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)
Investor Class
06/28/2024 (Unaudited)	$2.70	0.07	(0.04)	0.03	—	(0.07)	—	(0.07)	$2.66	0.60% (c)
12/31/2023	$2.67	0.10	0.01	0.11	—	(0.08)	—	(0.08)	$2.70	4.16%
12/31/2022 (d)	$2.90	0.10	(0.26)	(0.16)	—	(0.07)	—	(0.07)	$2.67	(5.66%) (c)
04/30/2022	$6.46	0.24	(0.13)	0.11	(1.64)	(0.21)	(1.82)	(3.67)	$2.90	0.54%
04/30/2021 (e)	$10.00	0.25	0.01	0.26	—	(1.97)	(1.83)	(3.80)	$6.46	3.22% (c)
Institutional Class
06/28/2024 (Unaudited)	$3.69	0.10	(0.06)	0.04	—	(0.07)	—	(0.07)	$3.66	0.80% (c)
12/31/2023	$3.61	0.16	0.00 (f)	0.16	—	(0.08)	—	(0.08)	$3.69	4.65%
12/31/2022 (d)	$3.87	0.16	(0.35)	(0.19)	—	(0.07)	—	(0.07)	$3.61	(5.01%) (c)
04/30/2022	$7.32	0.28	(0.16)	0.12	(1.61)	(0.14)	(1.82)	(3.57)	$3.87	0.73%
04/30/2021	$10.39	0.15	0.66	0.81	—	(2.05)	(1.83)	(3.88)	$7.32	8.43%
04/30/2020	$10.22	0.22	0.26	0.48	—	(0.27)	(0.04)	(0.31)	$10.39	4.68%
04/30/2019	$10.00	0.19	0.07	0.26	—	(0.04)	—	(0.04)	$10.22	2.60% (c)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)(h)
Investor Class
06/28/2024 (Unaudited)	$347,139	0.75% (i)	0.70% (i)	5.10% (i)	98% (c)
12/31/2023	$344,472	0.84%	0.70%	3.89%	75%
12/31/2022 (d)	$39,426	1.34% (i)	0.70% (i)	5.24% (i)	106% (c)
04/30/2022	$12,843	1.90%	0.70%	5.02%	50%
04/30/2021 (e)	$9,062	0.96% (i)	0.70% (i)	4.14% (i)	147%
Institutional Class
06/28/2024 (Unaudited)	$2,856	2.96% (i)	0.35% (i)	5.51% (i)	98% (c)
12/31/2023	$2,406	1.97%	0.35%	4.47%	75%
12/31/2022 (d)	$2,380	1.67% (i)	0.35% (i)	6.30% (i)	106% (c)
04/30/2022	$2,181	3.43%	0.35%	5.18%	50%
04/30/2021	$658	8.35%	0.35%	1.72%	147%
04/30/2020	$209	22.01%	0.38%	2.08%	59%
04/30/2019	$88	1.72% (i)	0.40% (i)	2.26% (i)	121% (c)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Not annualized for periods less than one full year.
(d)	For the period May 1, 2022 to December 31, 2022. The Board of Directors of Empower Funds, Inc. approved a change to the Fund's fiscal year end from April 30 to December 31, beginning December 31, 2022.
(e)	Investor Class inception date was September 3, 2020.
(f)	Amount was less than $0.01 per share.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 83% for the period ended June 28, 2024, 63% for the period ended December 31, 2023, 106% for the period ended December 31, 2022 and 50%, 147%, 59%, and 121% for the years ended April 30, 2022, 2021, 2020, and 2019, respectively.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)
Investor Class
06/28/2024 (Unaudited)	$10.04	0.16	0.27	0.43	—	(0.12)	—	(0.12)	$10.35	4.31% (c)
12/31/2023	$8.75	0.18	1.30	1.48	—	(0.19)	—	(0.19)	$10.04	17.07%
12/31/2022 (d)	$8.98	0.15	(0.38)	(0.23)	—	—	—	—	$8.75	(2.56%) (c)
04/30/2022	$11.19	0.14	(1.22)	(1.08)	(0.67)	(0.13)	(0.33)	(1.13)	$8.98	(10.82%)
04/30/2021 (e)	$10.00	0.24	2.06	2.30	—	(0.33)	(0.78)	(1.11)	$11.19	23.84% (c)
Institutional Class
06/28/2024 (Unaudited)	$9.40	0.15	0.26	0.41	—	(0.13)	—	(0.13)	$9.68	4.38% (c)
12/31/2023	$8.35	0.22	1.22	1.44	—	(0.39)	—	(0.39)	$9.40	17.55%
12/31/2022 (d)	$8.55	0.13	(0.33)	(0.20)	—	—	—	—	$8.35	(2.34%) (c)
04/30/2022	$10.66	0.18	(1.17)	(0.99)	(0.47)	(0.18)	(0.47)	(1.12)	$8.55	(10.51%)
04/30/2021	$8.25	0.11	3.47	3.58	—	(0.39)	(0.78)	(1.17)	$10.66	44.45%
04/30/2020	$9.85	0.28	(1.47)	(1.19)	(0.00) (f)	(0.41)	—	(0.41)	$8.25	(12.88%)
04/30/2019	$10.00	0.11	(0.19)	(0.08)	—	(0.07)	—	(0.07)	$9.85	(0.83%) (c)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Investor Class
06/28/2024 (Unaudited)	$861,615	0.99% (h)	0.99% (h)	3.05% (h)	7% (c)
12/31/2023	$581,928	1.10%	1.00%	1.94%	16%
12/31/2022 (d)	$77,674	1.32% (h)	1.00% (h)	2.64% (h)	15% (c)
04/30/2022	$273,921	1.06%	1.00%	1.32%	58%
04/30/2021 (e)	$98,555	1.41% (h)	1.00% (h)	3.42% (h)	94% (c)
Institutional Class
06/28/2024 (Unaudited)	$8,374	1.46% (h)	0.65% (h)	3.25% (h)	7% (c)
12/31/2023	$8,269	1.28%	0.65%	2.43%	16%
12/31/2022 (d)	$7,766	1.18% (h)	0.65% (h)	2.48% (h)	15% (c)
04/30/2022	$7,023	1.23%	0.65%	1.79%	58%
04/30/2021	$3,994	2.10%	0.65%	1.06%	94%
04/30/2020	$1,531	1.37%	0.65%	2.91%	26%
04/30/2019	$11,640	2.07% (h)	0.65% (h)	1.39% (h)	29% (c)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Not annualized for periods less than one full year.
(d)	For the period May 1, 2022 to December 31, 2022. The Board of Directors of Empower Funds, Inc. approved a change to the Fund's fiscal year end from April 30 to December 31, beginning December 31, 2022.
(e)	Investor Class inception date was September 3, 2020.
(f)	Amount was less than $0.01 per share.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)
Investor Class
06/28/2024 (Unaudited)	$11.04	0.04	1.48	1.52	—	(0.04)	—	(0.04)	$12.52	13.74% (c)
12/31/2023	$9.45	0.07	2.09	2.16	—	(0.53)	(0.04)	(0.57)	$11.04	22.79%
12/31/2022 (d)	$9.82	0.05	(0.42)	(0.37)	—	—	—	—	$9.45	(3.77%) (c)
04/30/2022	$12.42	(0.01) (e)	(0.08)	(0.09)	(0.27)	(0.54)	(1.70)	(2.51)	$9.82	(2.89%)
04/30/2021 (f)	$10.00	0.00 (g)	2.68	2.68	—	(0.09)	(0.17)	(0.26)	$12.42	27.11% (c)
Institutional Class
06/28/2024 (Unaudited)	$13.86	0.07	1.87	1.94	—	(0.05)	—	(0.05)	$15.75	13.98% (c)
12/31/2023	$11.73	0.14	2.59	2.73	—	(0.56)	(0.04)	(0.60)	$13.86	23.27%
12/31/2022 (d)	$12.16	0.09	(0.52)	(0.43)	—	—	—	—	$11.73	(3.54%) (c)
04/30/2022	$14.68	0.04	(0.16)	(0.12)	(0.53)	(0.17)	(1.70)	(2.40)	$12.16	(2.59%)
04/30/2021	$9.78	0.05	5.12	5.17	—	(0.10)	(0.17)	(0.27)	$14.68	53.21%
04/30/2020	$10.41	0.09	(0.52)	(0.43)	—	(0.04)	(0.16)	(0.20)	$9.78	(4.34%)
04/30/2019	$10.00	0.07	0.41	0.48	—	(0.07)	—	(0.07)	$10.41	4.89% (c)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(h)
Investor Class
06/28/2024 (Unaudited)	$730,997	0.89% (i)	0.89% (i)	0.62% (i)	10% (c)
12/31/2023	$678,303	0.89%	0.89%	0.71%	76%
12/31/2022 (d)	$253,476	1.09% (i)	0.90% (i)	0.83% (i)	62% (c)
04/30/2022	$6,286	1.57%	0.90%	(0.12%)	132%
04/30/2021 (f)	$1,781	3.36% (i)	0.90% (i)	0.01% (i)	69% (c)
Institutional Class
06/28/2024 (Unaudited)	$16,035	0.81% (i)	0.55% (i)	0.96% (i)	10% (c)
12/31/2023	$16,411	0.59%	0.55%	1.10%	76%
12/31/2022 (d)	$15,462	0.89% (i)	0.55% (i)	1.09% (i)	62% (c)
04/30/2022	$23,714	1.02%	0.55%	0.26%	132%
04/30/2021	$18,242	1.26%	0.55%	0.42%	69%
04/30/2020	$9,871	1.49%	0.55%	0.87%	65%
04/30/2019	$8,066	2.20% (i)	0.55% (i)	0.89% (i)	34% (c)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Not annualized for periods less than one full year.
(d)	For the period May 1, 2022 to December 31, 2022. The Board of Directors of Empower Funds, Inc. approved a change to the Fund's fiscal year end from April 30 to December 31, beginning December 31, 2022.
(e)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(f)	Investor Class inception date was September 3, 2020.
(g)	Amount was less than $0.01 per share.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act. The Funds shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Funds' distributor to make the shares available. The Board of Directors of Empower Funds, Inc. approved a change to the Funds' fiscal year end from April 30 to December 31, beginning December 31, 2022.
Investment Objectives
Empower Core Strategies: Flexible Bond Fund - seeks to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings.
Empower Core Strategies: Inflation-Protected Securities Fund - seeks real return consistent with the preservation of capital.
Empower Core Strategies: International Equity Fund & Empower Core Strategies: U.S. Equity Fund - seeks long-term growth of capital.
The Funds each offer two share classes, referred to as Investor Class and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The board of directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 28, 2024

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Semi-Annual Report - June 28, 2024

Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Exchange Traded Funds	Exchange traded close price.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Interest Rate Swaps	Interest rate curves, SOFR curves, reported trades and swap curves
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.

Semi-Annual Report - June 28, 2024

As of June 28, 2024, the inputs used to value the Funds' investments are detailed in the following tables. More information regarding the sector classifications, as applicable, is included in the Schedule of Investments.
Empower Core Strategies: Flexible Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$169,387,536	$—	$169,387,536
Bank Loans	—	22,600,121	—	22,600,121
Corporate Bonds and Notes	—	377,216,475	—	377,216,475
Convertible Bonds	—	21,580,239	—	21,580,239
Foreign Government Bonds and Notes	—	63,782,232	—	63,782,232
Mortgage-Backed Securities	—	368,881,929	—	368,881,929
U.S. Government Agency Bonds and Notes	—	46,709,485	—	46,709,485
U.S. Treasury Bonds and Notes	—	245,048,768	—	245,048,768
Common Stock	7,546,048	—	—	7,546,048
Convertible Preferred Stock	451,232	—	—	451,232
Government Money Market Mutual Funds	5,065,549	—	—	5,065,549
Total investments, at fair value:	13,062,829	1,315,206,785	—	1,328,269,614
Other Financial Investments:
Futures Contracts(a)	3,238,249	—	—	3,238,249
Total Assets	$16,301,078	$1,315,206,785	$—	$1,331,507,863
Liabilities
Other Financial Investments:
Futures Contracts(a)	$(2,134,894)	$—	$—	$(2,134,894)
Total Liabilities	$(2,134,894)	$0	$—	$(2,134,894)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Semi-Annual Report - June 28, 2024

Empower Core Strategies: Inflation-Protected Securities Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$18,795,234	$—	$18,795,234
Corporate Bonds and Notes	—	18,637,096	—	18,637,096
Mortgage-Backed Securities	—	27,299,154	—	27,299,154
U.S. Treasury Bonds and Notes	—	280,131,952	—	280,131,952
Government Money Market Mutual Funds	—	241,740	—	241,740
Total investments, at fair value:	0	345,105,176	—	345,105,176
Other Financial Investments:
Futures Contracts(a)	647,173	—	—	647,173
Interest Rate Swaps(a)	—	691,987	—	691,987
Total Assets	$647,173	$345,797,163	$—	$346,444,336
Liabilities
Other Financial Investments:
Futures Contracts(a)	$(333,031)	$—	$—	$(333,031)
Interest Rate Swaps(a)	—	(1,077,179)	—	(1,077,179)
Total Liabilities	$(333,031)	$(1,077,179)	$—	$(1,410,210)
(a)	Futures Contracts and Interest Rate Swaps are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Semi-Annual Report - June 28, 2024

Empower Core Strategies: International Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$217,104	$43,329,535	$—	$43,546,639
Communications	15,466,913	33,189,841	—	48,656,754
Consumer, Cyclical	647,434	126,851,759	—	127,499,193
Consumer, Non-cyclical	6,925,344	188,864,454	19	195,789,817
Diversified	131,350	—	—	131,350
Energy	—	40,350,832	—	40,350,832
Financial	827,037	175,431,507	—	176,258,544
Industrial	3,226,410	118,782,001	—	122,008,411
Technology	20,710,179	52,507,371	—	73,217,550
Utilities	208,234	16,174,711	—	16,382,945
	48,360,005	795,482,011	19	843,842,035
Preferred Stock	—	3,286,202	—	3,286,202
Short Term Investments	—	3,908,277	—	3,908,277
Total investments, at fair value:	48,360,005	802,676,490	19	851,036,514
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	16,280	—	16,280
Futures Contracts(a)	36,945	—	—	36,945
Total Assets	$48,396,950	$802,692,770	$19	$851,089,739
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(812)	—	(812)
Total Liabilities	$0	$(812)	$—	$(812)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

Semi-Annual Report - June 28, 2024

Empower Core Strategies: U.S. Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$17,094,949	$—	$—	$17,094,949
Communications	85,223,297	—	—	85,223,297
Consumer, Cyclical	68,809,776	—	—	68,809,776
Consumer, Non-cyclical	141,772,281	1,184,900	—	142,957,181
Energy	38,728,544	2,189,812	—	40,918,356
Financial	108,058,265	1,789,015	—	109,847,280
Industrial	82,456,244	—	—	82,456,244
Technology	166,456,182	—	—	166,456,182
Utilities	17,815,338	—	—	17,815,338
	726,414,876	5,163,727	—	731,578,603
Exchange Traded Funds	436,175	—	—	436,175
Government Money Market Mutual Funds	—	1,838,629	—	1,838,629
Short Term Investments	—	4,387,908	—	4,387,908
Total investments, at fair value:	726,851,051	11,390,264	—	738,241,315
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	83,417	—	83,417
Futures Contracts(a)	12,670	—	—	12,670
Total Assets	$726,863,721	$11,473,681	$—	$738,337,402
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(207)	—	(207)
Total Liabilities	$0	$(207)	$—	$(207)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
To Be Announced Transactions
A Fund may invest in securities known as To Be Announced ("TBA") securities. TBAs are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date.  The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBAs are included in Investments in securities, fair value on the Statement of Assets and Liabilities.
Dollar Rolls
A Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Semi-Annual Report - June 28, 2024

Foreign Currency Translations and Transactions
The accounting records of each Fund is maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
A Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by a Fund and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.  These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for a Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Treasury Inflation-Protected Securities
For Treasury Inflation-Protected Securities ("TIPS") the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on a Fund's distributions.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on each Fund's tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid twice annually.  Capital gain distributions of a Fund, if any, are declared and paid at least annually.  Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments, adjustments for passive foreign investment corporations, adjustments for real estate investment trusts and foreign currency reclassifications.

Semi-Annual Report - June 28, 2024

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2024 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Empower Core Strategies: Flexible Bond Fund	$1,409,073,827	$14,227,282	$(93,928,140)	$(79,700,858)
Empower Core Strategies: Inflation-Protected Securities Fund	345,038,156	183,904,012	(183,896,170)	7,842
Empower Core Strategies: International Equity Fund	797,097,565	97,973,643	(43,982,281)	53,991,362
Empower Core Strategies: U.S. Equity Fund	591,605,827	165,777,645	(19,046,277)	146,731,368
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.
In pursuit of the its investment objective, each Fund may seek to use derivatives to increase or decrease their exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the dollar and other currencies may cause a Fund to lose money on investments denominated in foreign currencies.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
Each Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that a Fund may be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
A Fund may be subject to enforceable master netting agreements, or netting arrangements, with certain counterparties.  These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels.  Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. A Fund will attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by these Funds of any net liability owed to that counterparty under the ISDA agreement. As of June 28, 2024, the Empower Core Strategies: International Equity Fund and Empower Core Strategies: U.S. Equity Fund were subject to enforceable master netting arrangements and entered into ISDA master agreements with certain counterparties.

Semi-Annual Report - June 28, 2024

Futures Contracts
A Fund may use interest rate futures to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure or equity futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments.  Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments.  The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation.  Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations.
Interest Rate Swaps
A Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the Secured Overnight Financing Rate ("SOFR"), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the OTC market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by a Fund. Subsequent payments, known as variation margin, are made or received by a Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as realized gain or loss on the Statement of Operations.
A Fund may enter into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate.  Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to a Fund upon early termination of the swap.

Semi-Annual Report - June 28, 2024

Inflation Swaps
A Fund may enter into inflation swap contracts in order to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index ("CPI") with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the OTC market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps). There were no inflation swaps held as of June 28, 2024.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Core Strategies: Flexible Bond Fund
Futures Contracts:
Average long contracts	3,351
Average short contracts	1,998
Average notional long	$434,305,738
Average notional short	$223,896,549
Empower Core Strategies: Inflation-Protected Securities Fund
Futures Contracts:
Average long contracts	608
Average short contracts	215
Average notional long	$66,895,453
Average notional short	$27,695,623
Centrally Cleared Interest Rate Swaps:
Average notional amount	$178,368,814
Centrally Cleared Inflation Swaps:
Average notional amount	$2,631,429
Empower Core Strategies: International Equity Fund
Futures Contracts:
Average long contracts	87
Average notional long	$10,013,231
Forward Currency Exchange Contracts:
Average notional amount	$1,363,523
Empower Core Strategies: U.S. Equity Fund
Futures Contracts:
Average long contracts	28
Average notional long	$7,043,898
Forward Currency Exchange Contracts:
Average notional amount	$8,219,186
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 28, 2024 is as follows:

Semi-Annual Report - June 28, 2024

Empower Core Strategies: Flexible Bond Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$3,238,249(a)	Net unrealized depreciation on futures contracts	$(2,134,894)(a)
(a)
Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower Core Strategies: Inflation-Protected Securities Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$691,987(a)	Net unrealized depreciation on interest rate swaps	$(1,077,179)(a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$647,173(a)	Net unrealized depreciation on futures contracts	$(333,031)(a)
(a) Includes cumulative appreciation (depreciation) of interest rate swap contracts and futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower Core Strategies: International Equity Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$36,945(a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$16,280	Unrealized depreciation on forward foreign currency contracts	$(812)
(a)
Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower Core Strategies: U.S. Equity Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$12,670(a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$83,417	Unrealized depreciation on forward foreign currency contracts	$(207)
(a)
Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 28, 2024 is as follows:
Empower Core Strategies: Flexible Bond Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Interest Rate contracts (futures contracts)	Net realized gain on futures contracts	$1,520,936	Net change in unrealized depreciation on futures contracts	$(12,031,349)

Semi-Annual Report - June 28, 2024

Empower Core Strategies: Inflation-Protected Securities Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Interest rate contracts (swaps)	Net realized gain on interest rate swaps	$417,665	Net change in unrealized depreciation on interest rate swaps	$(394,878)
Interest rate contracts (futures contracts)	Net realized loss on futures contracts	$(317,642)	Net change in unrealized appreciation on futures contracts	$531,955
Empower Core Strategies: International Equity Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$901,316	Net change in unrealized depreciation on futures contracts	$(139,115)
Foreign exchange contracts (forwards)			Net change in unrealized appreciation on forward foreign currency contracts	$34,939
Empower Core Strategies: U.S. Equity Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,073,273	Net change in unrealized depreciation on futures contracts	$(272,050)
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(15,371)	Net change in unrealized appreciation on forward foreign currency contracts	$212,810
Concentration Risk
A Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country.  Such concentrations may subject a Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.  Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  OFFSETTING ASSETS AND LIABILITIES
A Fund may enter into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following tables summarize the Funds' financial investments that, if applicable, were subject to an enforceable master netting arrangement at June 28, 2024.
Empower Core Strategies: International Equity Fund
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities(a)	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Assets (forward contracts)	$16,280	$(812)	$—	$—	$15,468
Derivative Liabilities (forward contracts)	$(812)	$812	$—	$—	$—
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.

Semi-Annual Report - June 28, 2024

Empower Core Strategies: U.S. Equity Fund
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities(a)	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Assets (forward contracts)	$83,417	$(207)	$—	$—	$83,210
Derivative Liabilities (forward contracts)	$(207)	$207	$—	$—	$—
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower Core Strategies: Flexible Bond Fund(a)	0.38% up to $2 billion dollars
0.35% over $2 billion dollars
Empower Core Strategies: Inflation-Protected Securities Fund	0.33% up to $1 billion dollars
0.28% over $1 billion dollars
0.23% over $2 billion dollars
Empower Core Strategies: International Equity Fund	0.53% up to $1 billion dollars
0.48% over $1 billion dollars
0.43% over $2 billion dollars
Empower Core Strategies: U.S. Equity Fund	0.47% up to $1 billion dollars
0.42% over $1 billion dollars
0.37% over $2 billion dollars

(a) As of February 26th, 2024, the Empower Core Strategies: Flexible Bond Fund added a breakpoint to the annual advisory rate at $2 billion dollars.
ECM has contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2025 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Fund Name	Expense Limit Annual Rate
Empower Core Strategies: Flexible Bond Fund	0.45%
Empower Core Strategies: Inflation-Protected Securities Fund	0.35%
Empower Core Strategies: International Equity Fund	0.65%
Empower Core Strategies: U.S. Equity Fund	0.55%

Semi-Annual Report - June 28, 2024

ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of June 28, 2024, the amounts subject to recoupment were as follows:
Empower Core Strategies: Flexible Bond Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Expires June 28, 2027	Recoupment of Past Reimbursed Fees by ECM
$812	$18,521	$33,701	$22,365	$0
Empower Core Strategies: Inflation-Protected Securities Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Expires June 28, 2027	Recoupment of Past Reimbursed Fees by ECM
$131,400	$180,222	$201,221	$121,065	$0
Empower Core Strategies: International Equity Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Expires June 28, 2027	Recoupment of Past Reimbursed Fees by ECM
$147,231	$454,669	$362,755	$32,572	$0
Empower Core Strategies: U.S. Equity Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Expires June 28, 2027	Recoupment of Past Reimbursed Fees by ECM
$116,842	$215,587	$6,980	$20,729	$0
ECM and Empower Funds entered into a sub-advisory agreement with and is responsible for compensating the sub-advisers below for their services:
Empower Core Strategies: Flexible Bond Fund - Loomis, Sayles & Company, L.P. and Western Asset Management Company, LLC
Empower Core Strategies: Inflation-Protected Securities Fund - Goldman Sachs Asset Management, L.P.
Empower Core Strategies: International Equity Fund - Irish Life Investment Managers Limited, an affiliate of ECM and Empower of America, Franklin Templeton Institutional, LLC, and LSV Asset Management. Irish Life Investment Managers Limited receives a monthly compensation for its services at the annual rate of 0.02% of the average net value on the Irish Life Investment Managers Limited sub-advised portion of the Fund's assets subject to an annual $20,000 minimum.
Empower Core Strategies: U.S. Equity Fund - Irish Life Investment Managers Limited, an affiliate of ECM and Empower of America, J.P. Morgan Investment Management Inc., Loomis Sayles & Company, L.P., and Putnam Investment Management, LLC. Irish Life Investment Managers Limited receives monthly compensation for its services at the annual rate of 0.0075% of the average net value on the Irish Life Investment Managers Limited sub-advised portion of the Fund's assets subject to an annual $20,000 minimum.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable class.
Empower Financial Services, Inc. (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market each Fund.

Semi-Annual Report - June 28, 2024

Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $770,000 for the fiscal period ended June 28, 2024.
5.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 28, 2024, the aggregate cost of purchases and proceeds from sales of investments, excluding all U.S. Government securities and short-term securities, were as follows:
	Purchases	Sales
Empower Core Strategies: Flexible Bond Fund	$233,537,688	$326,969,250
Empower Core Strategies: Inflation-Protected Securities Fund	45,785,340	4,033,433
Empower Core Strategies: International Equity Fund	302,773,230	48,821,098
Empower Core Strategies: U.S. Equity Fund	69,844,458	103,316,291
For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were as follows:
	Purchases	Sales
Empower Core Strategies: Flexible Bond Fund	$489,754,675	$638,402,102
Empower Core Strategies: Inflation-Protected Securities Fund	305,954,242	341,859,340
Empower Core Strategies: International Equity Fund	-	-
Empower Core Strategies: U.S. Equity Fund	-	-

6.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
Collateral was invested in Government Money Market Funds. The Government Money Market Funds can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. As of June 28, 2024, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower Core Strategies: Flexible Bond Fund	$4,894,004	$5,065,549
Empower Core Strategies: Inflation-Protected Securities Fund	233,986	241,740
Empower Core Strategies: International Equity Fund	-	-
Empower Core Strategies: U.S. Equity Fund	1,824,461	1,838,629

Semi-Annual Report - June 28, 2024

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed.  The following tables summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 28, 2024.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
Empower Core Strategies: Flexible Bond Fund	Total(a)
Corporate Bonds and Notes	$2,012,849
Convertible Bonds	3,052,700
Total secured borrowings	$5,065,549
Empower Core Strategies: Inflation-Protected Securities Fund	Total(a)
Corporate Bonds and Notes	$241,740
Total secured borrowings	$241,740
Empower Core Strategies: U.S. Equity Fund	Total(a)
Common Stocks	$1,838,629
Total secured borrowings	$1,838,629
(a)	The remaining contractual maturity of the secured borrowing related to each class of collateral is overnight and continuous.
7.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 28, 2024, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 28, 2024

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-PORT. Empower Funds’ Form N-PORT reports are available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds' accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Statement Regarding Basis for Approval of Investment Advisory Contract
Empower Core Strategies: Flexible Bond Fund
The Board of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 23, 2024 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between ECM and the Company, on behalf of the Empower Core Strategies: Flexible Bond Fund (the “Fund”), and (ii) the investment sub-advisory agreement (the “Loomis Sub-Advisory Agreement”) by and among the Company, ECM and Loomis, Sayles & Company, L.P. (“Loomis Sayles”), with respect to the Fund.  (The Fund and the Company’s other series are referred to collectively as the “Empower Funds.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  In addition, ECM is responsible for allocating all or a portion of the assets of the Fund among one or more sub-advisers - including, in this case, Loomis Sayles and, effective, February 26, 2024, Western Asset Management Company, LLC (“Western” and together with Loomis Sayles, the “Sub-Advisers” or each, a “Sub-Adviser”).  In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend investment sub-advisory agreements, including the Loomis Sub-Advisory Agreement, with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person.  Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to the Loomis Sub-Advisory Agreement, Loomis Sayles, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.  Prior to February 26, 2024, ECM managed the portion of the Fund’s assets not allocated to Loomis Sayles; pursuant to an investment sub-advisory agreement between the Company, ECM and Western, with respect to the Fund (the “Western Sub-Advisory Agreement”), Western replaced ECM as the party responsible for managing the portion of the Fund’s assets not allocated to Loomis Sayles (currently, 50% of the Fund’s portfolio).
On March 21, 2024 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and Loomis Sayles in connection with the proposed continuation of the Advisory Agreement and the Loomis Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information regarding the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses and enterprise profitability data.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  In advance of the April Board Meeting, the Independent Directors again conferred with representatives of the Independent Consultant and further assessed the Independent Consultant’s reports and findings.  The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
With respect to Western, the Board noted that it had considered and approved the Western Sub-Advisory Agreement at a meeting held on October 5-6, 2023 (the “October 2023 Meeting”) and, since the Western Sub-Advisory Agreement was subject to an initial term, no action was necessary with respect to the Western Sub-Advisory Agreement’s continuation in connection with the Board’s 2024 annual contract review process (hereafter, “2024 Contract Review”).  Nevertheless, the Board’s assessment of the proposed continuation of the Advisory Agreement took into account the recently implemented change in the Fund’s portfolio management structure, including the approval of the Western Sub-Advisory Agreement.  In this connection, the Board noted that, prior to the approval of the Western Sub-Advisory Agreement, a portion of the Fund’s portfolio had been managed by a single Sub-Adviser, Loomis Sayles, with the remaining portion managed by ECM, in its capacity as investment adviser to the Fund.  In contrast, most of the sub-advised Empower Funds overseen by the Board are wholly managed by one or more sub-advisers, with ECM responsible for monitoring and evaluating the performance of each sub-adviser (i.e., wherein ECM is not responsible for day-to-day portfolio management).  Therefore, while the Board did not need to assess the retention of Western as part of the 2024 Contract Review, its evaluation of ECM was informed by the recent change in the Fund’s portfolio management structure, as well as the Board’s extensive experience with and familiarity of ECM’s processes for overseeing and analyzing performance of sub-advisers, including the detailed review of qualitative and quantitative factors performed by ECM’s Investment Committee with respect to other sub-advised Empower Funds and the application of such processes to the recent engagement of Western going forward.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and Loomis Sayles (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower.  (Each of Empower and ECM is a wholly-owned subsidiary of Empower of America.  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies and its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational and personnel developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as the implementation of an enhanced trade order management system, the transition to a new compliance platform for personal trading activity compliance, technical infrastructure updates relating to a proprietary securities pricing application and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board noted the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and Loomis Sayles.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund.  Noting the Fund’s inception dates of September 3, 2020 and June 25, 2018 for the Fund’s Investor Class and Institutional Class, respectively, the Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index, the Bloomberg U.S. Aggregate Bond Index (the “Index”), and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema, for the one- and three-year periods ended December 31, 2023 with respect to the Investor Class, and for the one-, three- and five-year periods ended December 31, 2023 with respect to the Institutional Class.  In evaluating the Fund’s performance, the Board noted how the Fund performed relative to the returns of the Index and the performance universe.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one- and three-year periods ended December 31, 2023 were in the fourth and second quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), which, as to the three-year period, exceeded its performance universe median and, for the one-year period, specifically ranked in the 61st percentile of its performance universe.  As to the Fund’s Institutional Class, the Board observed that the annualized returns exceeded its performance universe median for each period reviewed, ranking in the third quintile of its performance universe for the one-year period ended December 31, 2023, and in the second quintile for each of the three- and five-year periods ended December 31, 2023.  In addition, the Board observed that each class of the Fund outperformed the Index for all periods reviewed.
In evaluating the performance data, the Board considered the investment decision-making process, the organization, composition and experience of investment personnel and portfolio risk controls, among other things, of Loomis Sayles.  The Board also considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions, as well as the adviser’s performance attribution commentary.  The Board’s evaluation was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  Furthermore, the Board noted ECM’s view that the Fund’s performance meets expectations relative to its investment objective and that ECM recommends the retention of Loomis Sayles.
The Board determined that it was satisfied with the explanations for, oversight of, and information provided regarding, the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and Loomis Sayles from their relationships with the Fund.  With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  In addition, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund through April 30, 2025.
In evaluating the management fee and total expense ratio of the Fund as to each of the Fund’s Institutional Class and Investor Class, the Board considered the fees payable by and the total expense ratio of a peer group of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema.  Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, as to each class, the Fund’s Contractual Management Fee was lower than its peer group median contractual management fee.  The Board also observed that the total annual operating expense ratio for each class was in the third quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), with specific peer group rankings in the 55th percentile for the Investor Class and in the 56th percentile for the Institutional Class and which, for the Institutional Class, equaled its peer group median expense ratio.  In considering the foregoing, the Board took into account the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.  The Board also reviewed information regarding the fees charged by Loomis Sayles to certain other accounts and products, noting, in particular, that Loomis Sayles provided its standard institutional multi-sector bond strategy fee schedule, as disclosed in its Form ADV, as well as the fees charged by Loomis Sayles for its own retail mutual fund and another bond fund managed in the same investment style as the Fund.  Additionally, the Board noted the statement by Loomis Sayles that the Fund’s sub-advisory fee is the lowest fee rate of all mutual funds managed by the Sub-Adviser in this strategy.  Considering the foregoing, the Board noted that any fees charged by Loomis Sayles to other similar accounts and products appeared to be competitive with the fee charged to ECM for the Fund.  In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to Loomis Sayles and that such fees were negotiated at arm’s length between ECM and Loomis Sayles.
The Board further considered the overall financial soundness of and the profits estimated to be realized by ECM and Loomis Sayles.  For this purpose, the Board reviewed the financial statements and profitability information from ECM and Loomis Sayles.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest available fiscal year for certain publicly-traded advisers to fund complexes, as compared to ECM’s complex-level profits, as calculated by the Independent Consultant.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and Loomis Sayles were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of the Fund’s assets.  The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders.  In its evaluation, the Board noted that, effective February 26, 2024, the management fee schedule contains breakpoints that reduce the management fee rate on assets above specified levels as the Fund’s assets increase.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or Loomis Sayles from their relationships with the Fund as part of the total mix of information evaluated by the Board.  In this regard, the Board noted Loomis Sayles’ statement that it may from time to time use the performance of various funds in marketing its separate account investment advisory services, an ancillary benefit that Loomis Sayles does not believe is material.  Loomis Sayles also noted that it may attract additional advisory clients from the reputational benefit of serving in its capacity to the Fund - a benefit Loomis Sayles described as difficult to quantify.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.

The Board also considered that the Fund is offered as an investment option on a brokerage platform sponsored by an affiliate of ECM and that an affiliate of ECM may provide asset allocation services to the Fund’s investors.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived or to be derived by ECM, its affiliates or Loomis Sayles, as applicable.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Empower Core Strategies: Inflation-Protected Securities Fund
The Board of Empower Funds, Inc. the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 23, 2024 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between ECM and the Company, on behalf of Empower Core Strategies: Inflation-Protected Securities Fund (the “Fund”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, ECM and Goldman Sachs Asset Management, L.P. (“GSAM” or the “Sub-Adviser”), with respect to the Fund.  (The Fund and the Company’s other series are referred to collectively as the “Empower Funds.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  In addition, ECM is responsible for allocating the assets of the Fund among one or more sub-advisers - including, in this case, GSAM.  In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person.  Under this structure, ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 21, 2024 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information regarding the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as enterprise profitability data.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  In advance of the April Board Meeting, the Independent Directors again conferred with representatives of the Independent Consultant and further assessed the Independent Consultant’s report and findings. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower.  (Each of Empower and ECM is a wholly-owned subsidiary of Empower of America.  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies and its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
The Board also considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational and personnel developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as the implementation of an enhanced trade order management system, the transition to a new compliance platform for personal trading activity compliance, technical infrastructure updates relating to a proprietary securities pricing application and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board considered the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.

Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund.  Noting the Fund’s inception dates of September 3, 2020 and June 25, 2018 for the Fund’s Investor Class and Institutional Class, respectively, the Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema, for the one- and three-year periods ended December 31, 2023 with respect to the Investor Class, and for the one-, three- and five-year periods ended December 31, 2023 with respect to the Institutional Class.  In evaluating the Fund’s performance, the Board noted how the Fund performed relative to the returns of a benchmark index and the performance universe.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that the annualized returns of each class of the Fund outperformed its respective performance universe median for each period reviewed, which, for the Fund’s Institutional Class, ranked in the first quintile of its performance universe for the one-year period ended December 31, 2023 (the first quintile being the best performers and the fifth quintile being the worst performers) and, for each class and each other period reviewed, ranked in the second quintile of its respective performance universe.  The Board also observed that each class of the Fund underperformed the Bloomberg 1-10 Year U.S. Treasury Inflation-Protected Securities Index (the “1-10 Year TIPS Index”) for each period reviewed with the exception of the Institutional Class for the one-year period ended December 31, 2023, which outperformed the 1-10 Year TIPS Index for such period.
In evaluating the performance data, the Board considered the Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things.  The Board also considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions.  Also taken into account was the Sub-Adviser’s performance attribution commentary, including, among other things, the impact of duration and asset allocation strategies on performance.  The Board’s evaluation was also informed by its understanding of ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  Furthermore, the Board noted ECM’s view that the Fund’s performance meets expectations relative to its investment objective and that ECM recommended the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of, and information provided regarding, the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund.  With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  Furthermore, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund through April 30, 2025.
In evaluating the management fee and total expense ratio of the Fund, as to each of the Fund’s Institutional Class and Investor Class, the Board considered the fees payable by and the total expense ratio of a peer group of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema.  Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual

Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratio for all funds in the peer group.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, although the Contractual Management Fee for the Fund’s Institutional Class was above its peer group median contractual management fee, the Contractual Management Fee for the Fund’s Investor Class was lower than its peer group median contractual management fee.  The Board also observed that the total annual operating expense ratio for the Investor Class was lower than its peer group median total operating expense ratio, ranking in the second quintile (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses) while the total annual operating expense ratio of the Institutional Class equaled its peer group median total operating expense ratio, ranking in the third quintile (44th percentile).  In considering the foregoing, the Board took into account the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board reviewed information regarding the fees charged by ECM and the Sub-Adviser to similar other funds of the Company managed by ECM and the Sub-Adviser, as applicable, and/or standard institutional fee schedules for the relevant investment strategy.  With respect to ECM, the Board noted that ECM does not manage other client accounts in the same investment style as the Fund.  As to GSAM, the Board noted that the information provided included the Sub-Adviser’s standard institutional fee schedule - as disclosed in its Form ADV - for an account managed with an investment strategy similar to that used for the Fund’s portfolio, noting that the standard fee was higher than the fee charged to ECM for the Fund.  Also noted was GSAM’s statement that sub-advisory fees negotiated between the Sub-Adviser and investment advisers are a function of the size of the mandate, the applicable benchmark, investment guidelines, account inception date and the level of servicing required.  Moreover, the Board considered that ECM, not the Fund, pays the sub-advisory fees to the Sub-Adviser and that such fees were negotiated at arm’s length between ECM and the Sub-Adviser.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to be realized by ECM and its affiliates and by the Sub-Adviser.  For this purpose, the Board reviewed the financial statements and profitability information from ECM and the Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest available fiscal year for certain publicly-traded advisers to fund complexes, as compared to ECM’s complex-level profits, as calculated by the Independent Consultant.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.  In addition, with respect to the Fund in particular, the Board noted that each of ECM and GSAM reported a negative margin associated with its relationship to the Fund.
Based on the information provided, the Board concluded that the costs of the services provided and, as applicable, the profits estimated to have been realized by ECM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of the Fund’s assets.  The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders.  In its evaluation, the Board noted that both the management fee schedule and the sub-advisory fee schedule contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased.  The Board considered that, although the breakpoints in the sub-advisory fee schedule take effect at lower asset levels than for the management fee, the sub-advisory fee under the Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s-length.  Also reviewed and considered by the Board was the data provided by the Independent Consultant, reflecting metrics it developed regarding the portion of the management fee retained by ECM for the Fund’s Investor Class, which indicated that such portion was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board.  With respect to GSAM, the Board noted that improved trading efficiencies from aggregated orders with other advisory accounts and potential economies of scale from infrastructure enhancements in support of its services to the Fund are the principal “fall-out” benefits derived and identified by the Sub-Adviser from its relationship with the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
The Board also considered that the Fund is offered as an investment option on a brokerage platform sponsored by an affiliate of ECM and that an affiliate of ECM may provide asset allocation services to the Fund’s investors.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived or to be derived by ECM, its affiliates or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Empower Core Strategies: International Equity Fund
The Board of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 23, 2024 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between ECM and the Company, on behalf of Empower Core Strategies: International Equity Fund (the “Fund” and together with the Company’s other series, the “Empower Funds”), and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements”) by and among the Company, ECM and each of the following sub-advisers (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”):
Fund	Sub-Adviser(s)
Empower Core Strategies: International Equity Fund	Irish Life Investment Managers Limited ("ILIM")
Franklin Templeton Institutional, LLC ("Franklin")
LSV Asset Management ("LSV")
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  In addition, ECM is responsible for allocating the assets of the Fund among one or more sub-advisers - including, in this case, each of ILIM, Franklin and LSV.  In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person.  Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 21, 2024 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information regarding the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  In advance of the April Board Meeting, the Independent Directors again conferred with representatives of the Independent Consultant and further assessed the Independent Consultant’s reports and findings. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Advisers (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower.  (Empower is a wholly-owned subsidiary of Empower of America; references herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational and personnel developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as the implementation of an enhanced trade order management system, the transition to a new compliance platform for personal trading activity compliance, technical infrastructure updates relating to a proprietary securities pricing application and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.

Investment Performance
The Board received and considered information regarding the investment performance of the Fund.  Noting the Fund’s inception dates of September 3, 2020 and June 25, 2018 for the Fund’s Investor Class and Institutional Class, respectively, the Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against the MSCI EAFE Index, its benchmark index (the “Index”), and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema, for the one- and three-year periods ended December 31, 2023 with respect to the Investor Class, and for the one-, three- and five-year periods ended December 31, 2023 with respect to the Institutional Class.  In evaluating the Fund’s performance, the Board noted how the Fund performed relative to the returns of the Index and the performance universe.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns of each class of the Fund outperformed its respective performance universe median for each period reviewed, ranking in the second quintile of its respective performance universe (the first quintile being the best performers and the fifth quintile being the worst performers) for each period reviewed, with the exception of the Investor Class for the one-year period ended December 31, 2023, which ranked in the third quintile of its performance universe.  The Board also observed that the Fund underperformed the Index for each period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions.  In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, experience and composition of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary.  The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding, the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and each of ILIM and LSV from their relationships with the Fund.  With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  In addition, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund through April 30, 2025.
In evaluating the management fee and total expense ratio of the Fund, as to each of the Fund’s Institutional Class and Investor Class, the Board considered the fees payable by and the total expense ratio of a peer group of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema.  Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, as to each class, the Fund’s Contractual Management Fee and total annual operating expense ratio were lower than its peer group median contractual management fee and peer group median expense ratio, respectively, with the total annual operating expense ratio ranking in the second quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).  In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board also reviewed information regarding the fees charged by ECM and the Sub-Advisers, to similar other funds of the Company managed by ECM and the Sub-Advisers and/or standard institutional fee schedules for the relevant investment strategy.  The Board noted that ECM does not manage other client accounts in the same investment style as the Fund.  For

LSV, the Board received information regarding the fees charged to registered investment companies, separately managed accounts and commingled vehicles with similar investment objectives and policies as LSV’s allocated portion of the Fund, and noted fee schedule differences and where the fee charged to ECM was higher, at particular asset levels, than that charged to certain other comparable clients or engagements.  The Board considered LSV’s statement that sub-advisory fee schedules are negotiated individually, based on factors that include projected size and complexity of the account, service level requirements, historical pricing arrangements and the number of other client accounts managed, among other things, and that the fee charged to ECM represents a discount from the Sub-Adviser’s standard fee schedule for large institutional clients.  With respect to Franklin, the Board noted the Sub-Adviser’s statement that there are no direct comparable accounts to the Fund and that, for reference, the Sub-Adviser provided the management fee schedule for its proprietary U.S. retail mutual fund with an investment goal and strategy similar to the Fund.  Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by ILIM included the fees it charged to ECM for the other series of the Company sub-advised by ILIM, including other equity index funds and a passively managed sleeve of another equity fund (collectively, the “ILIM Sub-Advised Funds”).  The Board also noted ILIM’s statement that the sub-advisory fee charged to ECM for the Fund is consistent with pricing for mandates of similar size and for similar services.  Taking into account the foregoing, the Board noted that any fees charged by the Sub-Advisers to other similar accounts and products, as applicable, appeared to be competitive with the fees charged to ECM for the Fund.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to be realized by ECM and by ILIM and LSV.  The Board reviewed the financial statements from ECM and the Sub-Advisers and profitability information from ECM and ILIM and LSV.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest available fiscal year for certain publicly-traded advisers to fund complexes, as compared to ECM’s complex-level profits, as calculated by the Independent Consultant.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.
The Board also noted that ILIM’s profitability was based on its aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund).  With respect to Franklin, the Board considered that although the Sub-Adviser did not provide an estimate of profits, since the Sub-Advisory Agreement between ECM and Franklin was negotiated at arm’s length, such information was not relevant to its approval of such Sub-Advisory Agreement.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Advisers, as applicable, were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of the Fund’s assets.  The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders.  In its evaluation, the Board noted that both the management fee schedule and the LSV sub-advisory fee schedule contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased.  As the Board considered the foregoing, the Board took into account that the sub-advisory fee under each Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement.  Also reviewed and considered by the Board was the data provided by the Independent Consultant, reflecting metrics it developed regarding the portion of the management fee retained by ECM for the Fund’s Investor Class, which indicated that such portion was below that of the Fund’s peer group.

Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that each of ILIM and  Franklin may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers.  The Board also noted instances in which a Sub-Adviser indicated that the Fund’s performance record forms part of the Sub-Adviser’s overall performance results or a Sub-Adviser otherwise derives a reputational benefit from its relationship to the Fund and, therefore, a Sub-Adviser may gain or enhance its exposure to prospective advisory clients.  As to LSV, the Board noted the Sub-Adviser’s statement that, other than the sub-advisory fee, it does not anticipate receiving any fall-out benefits as a result of its relationship with the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM and ILIM including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
The Board also considered that the Fund is offered as an investment option on a brokerage platform sponsored by an affiliate of ECM and that an affiliate of ECM may provide asset allocation services to the Fund’s investors.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived or to be derived by ECM, the Sub-Advisers or, as applicable, their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Empower Core Strategies: U.S. Equity Fund
The Board of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 23, 2024 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between ECM and the Company, on behalf of Empower Core Strategies: U.S. Equity Fund (the “Fund” and together with the Company’s other series, the “Empower Funds”), and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements”) by and among the Company, ECM and each of the following sub-advisers (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”):
Fund	Sub-Adviser(s)
Empower Core Strategies: U.S. Equity Fund	ILIM
J.P. Morgan Investment Management Inc. ("JPMIM")
Loomis, Sayles & Company, L.P. ("Loomis Sayles")
Putnam Investment Management, LLC ("Putnam")
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  In addition, ECM is responsible for allocating the assets of the Fund among one or more sub-advisers - including, in this case, each of ILIM, JPMIM, Loomis Sayles and Putnam.  In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person.  Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 21, 2024 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information regarding the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  In advance of the April Board Meeting, the Independent Directors again conferred with representatives of the Independent Consultant and further assessed the Independent Consultant’s reports and findings. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Advisers (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower.  (Empower is a wholly-owned subsidiary of Empower of America; references herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational and personnel developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as progress on the implementation of an enhanced trade order management system, the transition to a new compliance platform for personal trading activity compliance, technical infrastructure updates relating to a proprietary securities pricing application and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. Noting the Fund’s inception dates of September 3, 2020 and June 25, 2018 for the Fund’s Investor Class and Institutional Class, respectively, the Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index, the Russell 3000 Index (the “Index”), and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema, for the one- and three-year periods ended December 31, 2023 with respect to the Investor Class, and for the one-, three- and five-year periods ended December 31, 2023 with respect to the Institutional Class.  In evaluating the Fund’s performance, the Board noted how the Fund performed relative to the returns of the Index and the performance universe.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.

The Board observed that the annualized returns of each class of the Fund outperformed its respective performance universe median for each period reviewed, ranking in the third quintile of its respective performance universe (the first quintile being the best performers and the fifth quintile being the worst performers) for the one-year period ended December 31, 2023, in the second quintile of its respective performance universe for the three-year period ended December 31, 2023, and, as to the Institutional Class, in the second quintile of its performance universe for the five-year period ended December 31, 2023.  The Board also observed each class of the Fund outperformed the Index for each period reviewed, with the exception of the one-year period ended December 31, 2023.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions.  In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, experience and composition of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary.  The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and each Sub-Adviser from their relationships with the Fund.  The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees and advisory fee retained by ECM for the Fund’s Investor Class and compared to other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  In addition, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund through April 30, 2025.
In evaluating the management fee and total expense ratio of the Fund, as to its Institutional Class and Investor Class, the Board considered the fees payable by and the total expense ratio of a peer group of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema.  Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, although the Fund’s Contractual Management Fee for the Institutional Class exceeded its peer group median contractual management fee, the Contractual Management Fee for the Investor Class was lower than the median contractual management fee of its peer group.  The Board also observed that the total annual operating expense ratio for the Fund’s Investor Class was in the first quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), below its peer group median expense ratio.  As to the Fund’s Institutional Class, although the total annual operating expense ratio was above its peer group median, it was in the third quintile of its peer group and specifically ranked in the 56th percentile.  In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board also reviewed information regarding the fees charged by ECM and the Sub-Advisers to similar other funds of the Company managed by ECM and the Sub-Advisers, as applicable, and/or standard institutional fee schedules for the relevant investment strategy.  The Board noted that ECM does not manage other client accounts in the same investment style as the Fund.  With respect to each of JPMIM, Loomis Sayles and Putnam, the Board noted that the information provided included the Sub-Adviser’s standard fee schedule for an institutional separately managed account managed with an investment strategy similar to that used for its allocated portion of the Fund’s portfolio and/or the fees charged for one or more similar retail mutual funds managed or sub-advised by the Sub-Adviser.  As applicable, the Board noted explanations provided for any differences in fee schedules, such as applicable legal, governance and capital structures, historical pricing arrangements, account sizes, and the totality of client relationship, anticipated flows and projected growth, as well as differences in risks assumed and services provided as between the Fund and other types of accounts.  For instance, the Board considered JPMIM’s statement that fee schedules take into account various factors, including, but not limited to, the overall relationship, initial size of the mandate, anticipated flows and projected growth, fees charged for comparable products in the fund industry and existing fee schedules.  Also noted was JPMIM’s view that the Fund’s sub-advisory fees are competitive and in line with similar mandates.  As to Loomis Sayles, the Board noted the Sub-Adviser’s statement that the Fund’s sub-advisory fee is the lowest fee rate of all mutual funds managed by the Sub-Adviser in this strategy.
Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by ILIM included the fees it charged to ECM for the other series of the Company sub-advised by ILIM, including other equity index funds and a passively managed sleeve of another equity fund (collectively, the “ILIM Sub-Advised Funds”).  The Board also noted ILIM’s statement that the sub-advisory fee charged to ECM for the Fund is consistent with pricing for mandates of similar size and for similar services.  Taking into account all of the foregoing, the Board noted that the fees charged appeared to be consistent or competitive with those charged to the other funds or accounts and ECM, as applicable.  In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to each Sub-Adviser.
The Board further considered the overall financial soundness of, and the profits estimated to be realized by, ECM and each of the Sub-Advisers.  For this purpose, the Board reviewed the financial statements and profitability information from ECM and each of the Sub-Advisers.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest available fiscal year for certain publicly-traded advisers to fund complexes, as compared to ECM’s complex-level profits, as calculated by the Independent Consultant.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.  In addition, with respect to the Fund in particular, the Board noted that Loomis Sayles reported a negative margin associated with the management of its allocated portion of the Fund’s portfolio.
The Board also noted that ILIM’s profitability was based on its aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund),  Putnam’s profitability was based on the aggregate profitability for providing sub-advisory services to two Empower Funds, including the Fund and, similarly, JPMIM’s profitability was based on the aggregate profitability for providing sub-advisory services to three Empower Funds, including the Fund.
Based on the information provided, the Board concluded that the costs of the services provided and, as applicable, the profits estimated to have been realized by ECM and its affiliates and/or the Sub-Advisers were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of the Fund’s assets.  The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders.  In its evaluation, the Board noted that both the management fee schedule and - with respect to each Sub-Adviser except ILIM - the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased.  As the Board considered the foregoing, including instances in which the breakpoints in the applicable sub-advisory fee schedule take effect at lower asset levels than for the management fee, the Board took into account that the sub-advisory fee under each Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement.  In this connection, the Board noted the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM which indicated that such portion was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that each of ILIM, Loomis Sayles and Putnam may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers.  The Board also noted instances in which a Sub-Adviser indicated that the Fund’s performance record forms part of the Sub-Adviser’s overall performance results or a Sub-Adviser otherwise derives a reputational benefit from its relationship to the Fund and, therefore, a Sub-Adviser may gain or enhance its exposure to prospective advisory clients.  As to Loomis Sayles, in particular, the Sub-Adviser stated that it may from time to time use the performance of various funds in marketing its separate account investment advisory services, an ancillary benefit that the Sub-Adviser does not believe is material.  Loomis Sayles also noted that the potential reputational benefit from its management of funds, including the Fund, and the possibility that such funds’ performance may attract investors, is difficult to quantify.  As to JPMIM, the Board noted the Sub-Adviser’s statement that it is aware of no direct or indirect benefits that have been derived from its relationship to the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM and ILIM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is offered as an investment option on a brokerage platform sponsored by an affiliate of ECM and that an affiliate of ECM may provide asset allocation services to the Fund’s investors.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived or to be derived by ECM, the Sub-Advisers, or, as applicable, their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 14, 2024

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: August 14, 2024